United States
                     Securities and Exchange Commission
                            Washington, DC 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04984

                             AMERICAN BEACON FUNDS
               (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                          WILLIAM F. QUINN, PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: December 31, 2006

                   Date of reporting period: September 30, 2006

ITEM 1. SCHEDULES OF INVESTMENTS.


The American Beacon International Equity Index Fund invests all of its investable assets in the Master International Index Series of the Quantitative Master Series Trust. The Schedule of Investments for the Master International Index Series for the fiscal quarter ended September 30, 2006 is provided below.

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 4.7%    Airlines - 0.0%                                33,548  Qantas Airways Ltd.                         $     97,887
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                               40,082  Coca-Cola Amatil Ltd.                            200,106
                                                                  119,489  Foster's Group Ltd.                              574,248
                                                                      732  Lion Nathan Ltd.                                   4,425
                                                                                                                       ------------
                                                                                                                            778,779
                    ---------------------------------------------------------------------------------------------------------------
                    Biotechnology - 0.1%                           10,984  CSL Ltd.                                         442,875
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.1%                         13,704  Macquarie Bank Ltd.                              707,172
                                                                       88  Perpetual Trustees Australia Ltd.                  4,800
                                                                                                                       ------------
                                                                                                                            711,972
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.0%                               14,011  Orica Ltd.                                       234,940
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.2%                        96,429  Australia & New Zealand Banking Group Ltd.     1,932,854
                                                                   62,940  Commonwealth Bank of Australia                 2,148,836
                                                                   85,084  National Australia Bank Ltd.                   2,330,233
                                                                   94,185  Westpac Banking Corp.                          1,596,189
                                                                                                                       ------------
                                                                                                                          8,008,112
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.1%          69,085  Brambles Industries Ltd.                         657,324
                                                                      369  Downer EDI Ltd.                                    1,652
                                                                                                                       ------------
                                                                                                                            658,976
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%               7,102  Leighton Holdings Ltd.                           102,500
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.1%                  19,485  Boral Ltd.                                       105,129
                                                                    4,886  James Hardie Industries NV                        27,201
                                                                   66,497  Rinker Group Ltd.                                689,767
                                                                                                                       ------------
                                                                                                                            822,097
                    ---------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.0%                  39,761  Amcor Ltd.                                       220,461
                    ---------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                            59,199  Pacific Brands Ltd.                              111,769
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Consumer Services - 0.0%           37,156  ABC Learning Centres Ltd.                        173,578
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.1%           8,881  Australian Stock Exchange Ltd.                   215,393
                                                                   16,381  Babcock & Brown Ltd.                             246,200
                                                                   57,631  Challenger Financial Services Group Ltd.         149,235
                                                                   21,784  Suncorp-Metway Ltd.                              356,664
                                                                                                                       ------------
                                                                                                                            967,492
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 163,453  Telstra Corp. Ltd.                               452,535
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 0.0%              8,780  WorleyParsons Ltd.                               110,075
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.3%                83,943  Coles Myer Ltd.                                  901,427
                                                                   54,588  Woolworths Ltd.                                  825,325
                                                                                                                       ------------
                                                                                                                          1,726,752
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                           59,684  Futuris Corp. Ltd.                                90,415
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.0%                              271  Alinta Ltd.                                        2,305
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                         6,833  Ansell Ltd.                                 $     54,000
                    Supplies - 0.0%                                   227  Cochlear Ltd.                                      8,978
                                                                                                                       ------------
                                                                                                                             62,978
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers &                        68,222  DCA Group Ltd.                                   174,624
                    Services - 0.0%                                37,257  Mayne Group Ltd.                                  95,087
                                                                    2,433  Sonic Healthcare Ltd.                             23,930
                                                                                                                       ------------
                                                                                                                            293,641
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.1%            5,323  Aristocrat Leisure Ltd.                           56,009
                                                                   22,614  TABCORP Holdings Ltd.                            263,768
                                                                   57,896  Tattersall's Ltd.                                154,675
                                                                                                                       ------------
                                                                                                                            474,452
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                             11,013  Computershare Ltd.                                63,364
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.1%                36,793  CSR Ltd.                                          81,821
                                                                   20,114  Wesfarmers Ltd.                                  524,303
                                                                                                                       ------------
                                                                                                                            606,124
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.3%                               86,049  AMP Ltd.                                         574,075
                                                                   41,638  AXA Asia Pacific Holdings Ltd.                   201,971
                                                                   91,395  Insurance Australia Group Ltd.                   360,116
                                                                   36,870  QBE Insurance Group Ltd.                         674,101
                                                                                                                       ------------
                                                                                                                          1,810,263
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                      223  APN News & Media Ltd.                                845
                                                                   67,858  John Fairfax Holdings Ltd.                       213,697
                                                                   42,475  Macquarie Communications Infrastructure
                                                                           Group                                            196,522
                                                                    5,775  Publishing & Broadcasting Ltd.                    80,331
                                                                                                                       ------------
                                                                                                                            491,395
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.9%                         49,188  Alumina Ltd.                                     227,214
                                                                  187,894  BHP Billiton Ltd.                              3,593,743
                                                                   48,010  BlueScope Steel Ltd.                             232,163
                                                                   28,055  Iluka Resources Ltd.                             148,856
                                                                   13,770  Newcrest Mining Ltd.                             231,208
                                                                   23,580  OneSteel Ltd.                                     73,906
                                                                   18,089  Rio Tinto Ltd.                                   946,276
                                                                   42,612  Zinifex Ltd.                                     373,642
                                                                                                                       ------------
                                                                                                                          5,827,008
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.1%                         35,882  Australian Gas Light Co., Ltd.                   574,367
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.0%                         1,216  Harvey Norman Holdings Ltd.                        3,212
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.2%             10,809  Caltex Australia Ltd.                       $    192,783
                                                                   22,737  Origin Energy Ltd.                               113,173
                                                                   46,774  Paladin Resources Ltd. (c)                       165,800
                                                                   32,208  Santos Ltd.                                      268,955
                                                                   25,476  Woodside Petroleum Ltd.                          746,202
                                                                                                                       ------------
                                                                                                                          1,486,913
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%                  5,919  PaperlinX Ltd.                                    17,006
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                         75,099  Mayne Pharma Ltd.                                240,424
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts                 110,868  CFS Retail Property Trust                        167,126
                    (REITs) - 0.5%                                  3,466  CFS Retail Property Trust (c)                      5,121
                                                                   15,072  Centro Properties Group                           90,542
                                                                  166,094  Commonwealth Property Office Fund                174,767
                                                                   80,760  DB RREEF Trust                                    96,428
                                                                   82,258  ING Industrial Fund                              144,869
                                                                   33,488  Investa Property Group                            61,477
                                                                    1,332  Macquarie Office Trust                             1,486
                                                                  114,521  Macquire Goodman Group                           557,209
                                                                   45,434  Mirvac Group                                     160,711
                                                                    1,388  Multiplex Group                                    3,646
                                                                   59,977  Stockland                                        331,209
                                                                    1,898  Stockland (c)                                     10,297
                                                                   90,172  Westfield Group                                1,266,417
                                                                                                                       ------------
                                                                                                                          3,071,305
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                      123,927  General Property Trust                           434,660
                    Development - 0.1%                             17,727  Lend Lease Corp., Ltd.                           211,926
                                                                                                                       ------------
                                                                                                                            646,586
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                             18,614  Toll Holdings Ltd.                               213,784
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                        128  Billabong International Ltd.                       1,399
                    Goods - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.1%            1,639  Macquarie Airports                                 3,755
                                                                  201,950  Macquarie Infrastructure Group                   482,258
                                                                   52,081  Sydney Roads Group (c)                            43,141
                                                                   30,247  Transurban Group                                 164,775
                                                                                                                       ------------
                                                                                                                            693,929
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Australia              32,291,670
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.5%      Building Products - 0.0%                        3,296  Wienerberger AG                                  155,485
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.1%                        10,982  Erste Bank der Oesterreichischen
                                                                           Sparkassen AG                                    683,054
                                                                    2,739  Raiffeisen International Bank Holding AG         291,449
                                                                                                                       ------------
                                                                                                                            974,503
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%                     157  RHI AG (c)                                  $      6,135
                    ---------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.0%                     509  Mayr-Melnhof Karton AG                            87,322
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                  18,265  Telekom Austria AG                               460,431
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.0%                       3,166  Verbund - Oesterreichische
                                                                           Elektrizitaetswirtschafts AG                     153,002
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                                   43  Wiener Staedtische Allgemeine Versicherung
                                                                           AG                                                 2,696
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                                1,201  Andritz AG                                       183,021
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                          3,329  Boehler-Uddeholm AG                              187,067
                                                                    2,728  Voestalpine AG                                   112,552
                                                                                                                       ------------
                                                                                                                            299,619
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.1%              8,826  OMV AG                                           456,830
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                       18,388  IMMOFINANZ Immobilien Anlagen AG (c)             221,284
                    Development - 0.1%                             21,261  Immoeast Immobilien Anlagen AG (c)               258,282
                                                                    4,532  Meinl European Land Ltd. (c)                      98,629
                                                                                                                       ------------
                                                                                                                            578,195
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%            1,050  Flughafen Wien AG                                 86,868
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Austria                 3,444,107
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.2%      Beverages - 0.1%                                9,707  InBev NV                                         533,908
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                                2,617  Solvay SA                                        338,139
                                                                    2,110  Umicore                                          311,921
                                                                                                                       ------------
                                                                                                                            650,060
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.3%                        31,510  Dexia                                            815,471
                                                                   10,828  KBC Bancassurance Holding                      1,139,147
                                                                                                                       ------------
                                                                                                                          1,954,618
                    ---------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                               204  D'ieteren SA                                      68,016
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.5%          67,813  Fortis                                         2,749,733
                                                                    3,359  Groupe Bruxelles Lambert SA                      358,060
                                                                      211  Groupe Bruxelles Lambert SA Strip VVPR (c)             5
                                                                                                                       ------------
                                                                                                                          3,107,798
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                  11,573  Belgacom SA                                      450,652
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                       927  Bekaert SA                                        91,183
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                            493  Barco NV                                          45,058
                    Instruments - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.1%                   921  Colruyt SA                                       157,035
                                                                    3,633  Delhaize Group                                   304,890
                                                                      950  Delhaize Group (a)                                79,515
                                                                                                                       ------------
                                                                                                                            541,440
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                         1,461  Omega Pharma SA                                   84,153
                    Supplies - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.0%            10,766  AGFA-Gevaert NV                                  255,028
                    ---------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                                   1,598  Compagnie Maritime Belge SA (CMB)                 54,412
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%              1,612  Euronav SA                                  $     52,255
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                          3,959  UCB SA                                           251,506
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts                       8  Cofinimmo                                          1,515
                    (REITs) - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                        849  Mobistar SA                                       70,228
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Belgium                 8,211,830
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.1%      Energy Equipment & Services - 0.1%             20,437  SeaDrill Ltd. (c)                                268,370
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                     19,785  Yue Yuen Industrial Holdings                      61,445
                    Goods - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Bermuda                   329,815
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.7%      Beverages - 0.0%                                  412  Carlsberg A/S                                     34,608
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.0%                                2,117  Novozymes A/S Class B                            161,286
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                        24,922  Danske Bank A/S                                  978,989
                                                                    2,625  Jyske Bank (c)                                   151,162
                                                                                                                       ------------
                                                                                                                          1,130,151
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%               1,267  FLS Industries A/S Class B                        58,648
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                    13,624  Vestas Wind Systems A/S (c)                      363,344
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                            2,384  Danisco A/S                                      193,169
                                                                    2,910  East Asiatic Co., Ltd. A/S                       136,432
                                                                                                                       ------------
                                                                                                                            329,601
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                           271  Coloplast A/S Class B                             21,751
                    Supplies - 0.1%                                17,200  GN Store Nord                                    262,957
                                                                    1,430  William Demant Holding (c)                       109,675
                                                                                                                       ------------
                                                                                                                            394,383
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                         436  Bang & Olufsen A/S Class B                        46,734
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                                1,751  Topdanmark A/S (c)                               241,521
                                                                       17  TrygVesta A/S                                      1,012
                                                                                                                       ------------
                                                                                                                            242,533
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                                  720  NKT Holding A/S                                   54,304
                    ---------------------------------------------------------------------------------------------------------------
                    Marine - 0.1%                                      61  AP Moller - Maersk A/S                           522,244
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.2%                          3,119  H Lundbeck A/S                                    72,585
                                                                   14,976  Novo-Nordisk A/S B                             1,111,708
                                                                                                                       ------------
                                                                                                                          1,184,293
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.1%                              2,080  DSV A/S                                          363,220
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Denmark                 4,885,349
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.4%      Auto Components - 0.0%                         10,665  Nokian Renkaat Oyj                               191,706
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                          228  Asko Oyj                                           6,175
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.7%               232,141  Nokia Oyj                                   $  4,605,062
                                                                    1,270  Nokia Oyj (a)                                     25,006
                                                                                                                       ------------
                                                                                                                          4,630,068
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%               5,799  YIT Oyj                                          134,210
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.0%              47  OKO Bank                                             749
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                   5,441  Elisa Corp.                                      119,928
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                      32,445  Fortum Oyj                                       863,507
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.0%                   235  Kesko Oyj Class B                                  9,871
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                              5,675  TietoEnator Oyj                                  166,637
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.1%                               27,788  Sampo Oyj                                        578,697
                    ---------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.0%             5,404  Amer Sports Corp.                                121,166
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.1%                                2,051  Cargotec Corp. Class B                            86,699
                                                                   10,749  KCI Konecranes Oyj                               203,836
                                                                    4,102  Kone Oyj Class B                                 198,755
                                                                    8,456  Metso Oyj                                        310,852
                                                                      430  Wartsila Oyj                                      17,431
                                                                                                                       ------------
                                                                                                                            817,573
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                            768  Outokumpu Oyj                                     19,584
                                                                    7,496  Rautaruukki Oyj                                  215,075
                                                                                                                       ------------
                                                                                                                            234,659
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.1%              6,709  Neste Oil Oyj                                    194,789
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.2%                 33,245  Stora Enso Oyj Class R                           503,674
                                                                   34,754  UPM-Kymmene Oyj                                  825,023
                                                                                                                       ------------
                                                                                                                          1,328,697
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                            191  Orion Oyj (c)                                      3,629
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Finland                 9,402,061
-----------------------------------------------------------------------------------------------------------------------------------
France - 9.2%       Aerospace & Defense - 0.2%                     22,872  European Aeronautic Defense and Space Co.        657,112
                                                                    7,026  Safran SA                                        141,869
                                                                    6,060  Thales SA                                        268,602
                                                                    2,001  Zodiac SA                                        118,577
                                                                                                                       ------------
                                                                                                                          1,186,160
                    ---------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                                10,021  Air France-KLM                                   301,866
                    ---------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.1%                         10,759  Compagnie Generale des Etablissements
                                                                           Michelin                                         787,756
                                                                    4,147  Valeo SA                                         147,773
                                                                                                                       ------------
                                                                                                                            935,529
                    ---------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.3%                             10,946  Peugeot SA                                       616,616
                                                                   10,187  Renault SA                                     1,167,204
                                                                                                                       ------------
                                                                                                                          1,783,820
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                                4,524  Pernod-Ricard                               $    940,423
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.2%                       15,460  Cie de Saint-Gobain                            1,120,205
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.2%                                6,595  Air Liquide                                    1,344,196
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.4%                        46,831  BNP Paribas                                    5,033,582
                                                                   29,323  Credit Agricole SA                             1,286,703
                                                                   20,350  Societe Generale                               3,235,192
                                                                                                                       ------------
                                                                                                                          9,555,477
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.0%           1,788  Societe BIC SA                                   111,073
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.1%                65,654  Alcatel SA                                       800,902
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.2%              13,778  Vinci SA                                       1,532,402
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.2%                   1,109  Imerys SA                                         92,719
                                                                    9,464  Lafarge SA                                     1,220,434
                                                                                                                       ------------
                                                                                                                          1,313,153
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                  89,988  France Telecom SA                              2,063,265
                    Services - 0.3%
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.3%                     6,646  Alstom (c)                                       600,684
                                                                   11,983  Schneider Electric SA                          1,335,037
                                                                                                                       ------------
                                                                                                                          1,935,721
                    ---------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 0.1%              6,935  Technip SA                                       393,741
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.4%                36,203  Carrefour SA                                   2,285,216
                                                                    1,766  Casino Guichard Perrachon SA                     142,167
                                                                                                                       ------------
                                                                                                                          2,427,383
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.3%                           13,378  Groupe Danone                                  1,875,991
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                            9,825  Gaz de France                                    390,800
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                         5,748  Cie Generale d'Optique Essilor
                    Supplies - 0.1%                                        International SA                                 587,965
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.1%           11,269  Accor SA                                         767,283
                                                                    4,916  Sodexho Alliance SA                              272,135
                                                                                                                       ------------
                                                                                                                          1,039,418
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.1%                      22,179  Thomson                                          348,101
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.1%                              4,426  Atos Origin (c)                                  243,721
                                                                    7,442  Cap Gemini SA                                    394,339
                                                                                                                       ------------
                                                                                                                            638,060
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.5%                               92,242  AXA                                            3,397,934
                                                                    1,415  CNP Assurances                                   137,123
                                                                   47,921  SCOR                                             116,552
                                                                                                                       ------------
                                                                                                                          3,651,609
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.1%                                2,756  Vallourec                                        642,026
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Media - 0.5%                                    7,124  Lagardere S.C.A.                            $    513,485
                                                                    2,237  PagesJaunes Groupe SA                             63,475
                                                                    9,178  Publicis Groupe                                  361,112
                                                                    9,292  Societe Television Francaise 1                   296,503
                                                                   65,159  Vivendi SA                                     2,346,622
                                                                                                                       ------------
                                                                                                                          3,581,197
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.5%                         53,473  Suez SA                                        2,349,122
                                                                   18,890  Veolia Environnement                           1,139,258
                                                                                                                       ------------
                                                                                                                          3,488,380
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.1%                         2,658  Pinault-Printemps-Redoute                        393,606
                    ---------------------------------------------------------------------------------------------------------------
                    Office Electronics - 0.0%                       1,763  Neopost SA                                       210,152
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 1.2%            124,049  Total SA                                       8,131,965
                    ---------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.2%                       14,662  L'Oreal SA                                     1,487,708
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.7%                         56,878  Sanofi-Aventis                                 5,057,936
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts                     492  Gecina SA                                         65,565
                    (REITs) - 0.1%                                  1,410  Klepierre                                        210,941
                                                                    2,766  Unibail                                          580,586
                                                                                                                       ------------
                                                                                                                            857,092
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                 39,668  STMicroelectronics NV                            686,911
                    Equipment - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.0%                                 5,400  Business Objects SA (c)                          182,572
                                                                    2,635  Dassault Systemes SA                             148,102
                                                                                                                       ------------
                                                                                                                            330,674
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                      2,214  Hermes International                             204,455
                    Goods - 0.2%                                   13,533  LVMH Moet Hennessy Louis Vuitton SA            1,392,866
                                                                                                                       ------------
                                                                                                                          1,597,321
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%               39  Societe Des Autoroutes Paris-Rhin-Rhone            2,900
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                     12,881  Bouygues                                         688,253
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in France                 63,433,381
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 6.5%      Air Freight & Logistics - 0.2%                 51,090  Deutsche Post AG                               1,339,671
                    ---------------------------------------------------------------------------------------------------------------
                    Airlines - 0.1%                                16,156  Deutsche Lufthansa AG                            341,981
                    ---------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.2%                          9,109  Continental AG                                 1,055,113
                    ---------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.5%                             48,144  DaimlerChrysler AG                             2,403,480
                                                                   11,865  Volkswagen AG                                  1,009,717
                                                                                                                       ------------
                                                                                                                          3,413,197
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.5%                         27,878  Deutsche Bank AG Registered Shares             3,360,531
                                                                    3,332  MLP AG                                            74,540
                                                                                                                       ------------
                                                                                                                          3,435,071
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.8%                               30,936  BASF AG                                     $  2,474,739
                                                                   37,555  Bayer AG                                       1,912,431
                                                                    7,944  Linde AG                                         747,587
                                                                                                                       ------------
                                                                                                                          5,134,757
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                        40,649  Commerzbank AG                                 1,367,119
                                                                    2,841  Deutsche Postbank AG                             215,391
                                                                                                                       ------------
                                                                                                                          1,582,510
                    ---------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.0%                     64  Wincor Nixdorf AG                                  9,295
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%               1,858  Bilfinger Berger AG                              110,126
                                                                    2,359  Hochtief AG                                      147,531
                                                                                                                       ------------
                                                                                                                            257,657
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.2%           6,556  Deutsche Boerse AG                               984,953
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 159,819  Deutsche Telekom AG                            2,538,738
                    Services - 0.4%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.6%                      36,183  E.ON AG                                        4,284,648
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                     1,790  Solarworld AG                                     98,250
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.1%                 8,936  Metro AG                                         521,725
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                              121  Suedzucker AG                                      2,986
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers &                         3,058  Celesio AG                                       159,249
                    Services - 0.1%                                 2,755  Fresenius Medical Care AG                        357,506
                                                                                                                       ------------
                                                                                                                            516,755
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%           14,762  TUI AG                                           304,433
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.6%                   912  Rheinmetall AG                                    66,313
                                                                   46,001  Siemens AG                                     4,009,106
                                                                      860  Siemens AG (a)                                    74,906
                                                                                                                       ------------
                                                                                                                          4,150,325
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.8%                               22,108  Allianz AG Registered Shares                   3,822,173
                                                                   11,464  Muenchener Rueckversicherungs AG
                                                                           Registered Shares                              1,811,045
                                                                                                                       ------------
                                                                                                                          5,633,218
                    ---------------------------------------------------------------------------------------------------------------
                    Life Sciences Tools & Services - 0.0%           4,634  Qiagen NV (c)                                     72,496
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.1%                                1,583  Heidelberger Druckmaschn                          65,191
                                                                    9,088  MAN AG                                           768,328
                                                                                                                       ------------
                                                                                                                            833,519
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                    4,064  Premiere AG (c)                                   54,158
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                          1,267  Salzgitter AG                                    118,945
                                                                   23,705  ThyssenKrupp AG                                  797,854
                                                                                                                       ------------
                                                                                                                            916,799
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.3%                         23,626  RWE AG                                         2,177,284
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.0%                           143  KarstadtQuelle AG (c)                       $      3,396
                    ---------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.0%                        1,590  Beiersdorf AG                                     84,533
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.1%                          6,483  Altana AG                                        357,730
                                                                    4,505  Merck KGaA                                       477,196
                                                                                                                       ------------
                                                                                                                            834,926
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                        2,617  IVG Immobilien AG                                 94,613
                    Development - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                 41,983  Infineon Technologies AG (c)                     497,252
                    Equipment - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.3%                                11,718  SAP AG                                         2,321,572
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.0%                         1,073  Douglas Holding AG                                50,155
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                     14,813  Adidas-Salomon AG                                696,160
                    Goods - 0.1%                                      815  Puma AG Rudolf Dassler Sport                     277,717
                                                                                                                       ------------
                                                                                                                            973,877
                    ---------------------------------------------------------------------------------------------------------------
                    Thrifts & Mortgage Finance - 0.1%               6,725  Hypo Real Estate Holding AG                      419,131
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Germany                44,938,994
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.6%       Beverages - 0.0%                                5,270  Coca-Cola Hellenic Bottling Co. SA               181,448
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.3%                        21,304  Alpha Bank AE                                    567,804
                                                                   10,612  EFG Eurobank Ergasias SA                         324,778
                                                                   25,503  National Bank of Greece SA                     1,096,466
                                                                    8,089  Piraeus Bank SA                                  209,444
                                                                                                                       ------------
                                                                                                                          2,198,492
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%                13,438  Intracom SA                                       85,794
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%                 622  Hellenic Technodomiki Tev SA                       6,083
                                                                    9,486  Technical Olympic SA                              31,964
                                                                                                                       ------------
                                                                                                                             38,047
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%                   2,652  Titan Cement Co. SA                              125,575
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.0%           4,962  Hellenic Exchanges SA                             78,570
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                  13,486  Hellenic Telecommunications Organization
                    Services - 0.1%                                        SA                                               330,394
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.0%                       5,799  Public Power Corp.                               139,572
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.1%           15,257  OPAP SA                                          512,161
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.0%                          4,010  Viohalco, Hellenic Copper and Aluminum
                                                                           Industry SA                                       40,637
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%                276  Hellenic Petroleum SA                              3,307
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.0%                           103  Germanos SA                                        2,453
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                     10,850  Cosmote Mobile Telecommunications SA             259,767
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Greece                  3,996,217
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.3%    Airlines - 0.0%                                 6,263  Cathay Pacific Airways Ltd.                       12,828
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                       234,900  BOC Hong Kong Holdings Ltd.                      527,543
                                                                   56,939  Bank of East Asia Ltd.                           259,769
                                                                   31,953  Hang Seng Bank Ltd.                              403,705
                                                                                                                       ------------
                                                                                                                          1,191,017
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%                89,061  Foxconn International Holdings Ltd. (c)          274,306
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                            55,990  Li & Fung Ltd.                              $    139,108
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.1%          79,348  Hong Kong Exchanges and Clearing Ltd.            578,900
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                  77,195  PCCW Ltd.                                         47,156
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                      98,687  CLP Holdings Ltd.                                597,777
                                                                    1,500  Cheung Kong Infrastructure Holdings Ltd.           4,591
                                                                   55,000  HongKong Electric Holdings                       257,275
                                                                                                                       ------------
                                                                                                                            859,643
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                    87,328  Johnson Electric Holdings Ltd.                    76,320
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                          1,147  Kingboard Chemical Holdings Ltd.                   4,129
                    Instruments - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.0%                          144,240  Hong Kong & China Gas                            338,005
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%           24,990  Shangri-La Asia Ltd.                              55,546
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                      62,560  Techtronic Industries Co.                         92,328
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.2%               114,176  Hutchison Whampoa Ltd.                         1,008,093
                                                                   56,773  Melco International Development                  121,528
                                                                                                                       ------------
                                                                                                                          1,129,621
                    ---------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                                   1,557  Orient Overseas International Ltd.                 6,334
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts                 164,414  The Link REIT                                    342,237
                    (REITs) - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                       70,835  Cheung Kong Holdings Ltd.                        760,416
                    Development - 0.5%                             16,000  Hang Lung Properties Ltd.                         34,167
                                                                   57,491  Henderson Land Development Co., Ltd.             323,155
                                                                    1,791  Hysan Development Company Ltd.                     4,592
                                                                    1,000  Kerry Properties Ltd.                              3,657
                                                                  185,484  New World Development Ltd.                       319,445
                                                                   52,421  Sino Land Co.                                     92,837
                                                                   79,324  Sun Hung Kai Properties Ltd.                     865,797
                                                                   53,077  Swire Pacific Ltd. Class A                       554,457
                                                                   52,107  Wharf Holdings Ltd.                              178,544
                                                                                                                       ------------
                                                                                                                          3,137,067
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                             23,500  MTR Corp.                                         58,989
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                  5,004  ASM Pacific Technology                            26,265
                    Equipment - 0.0%                              388,000  Solomon Systech International Ltd.                67,719
                                                                                                                       ------------
                                                                                                                             93,984
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.1%                        48,000  Esprit Holdings Ltd.                             437,666
                                                                  120,394  Giordano International Ltd.                       58,712
                                                                                                                       ------------
                                                                                                                            496,378
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                     59,353  Texwinca Holdings Ltd.                            38,770
                    Goods - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%           18,349  Hopewell Holdings                                 52,276
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                     45,647  Hutchison Telecommunications International
                    Services - 0.0%                                        Ltd. (c)                                          80,723
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Hong Kong               9,105,665
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.8%      Airlines - 0.0%                                27,680  Ryanair Holdings Plc (c)                    $    295,938
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.0%                               17,289  C&C Group Plc                                    234,559
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                          326  Kingspan Group Plc                                 6,711
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.4%                        50,871  Allied Irish Banks Plc                         1,351,972
                                                                   53,168  Bank of Ireland                                1,038,869
                                                                   14,136  Depfa Bank Plc                                   260,723
                                                                                                                       ------------
                                                                                                                          2,651,564
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.2%                  36,815  CRH Plc                                        1,241,971
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.0%                   648  Fyffes Plc                                         1,256
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                           20,458  Greencore Group Plc                              101,069
                                                                      237  Iaws Group Plc                                     4,395
                                                                    4,615  Kerry Group Plc                                  109,321
                                                                                                                       ------------
                                                                                                                            214,785
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%              264  Paddy Power Plc                                    4,949
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                      54,122  Waterford Wedgewood Plc Restricted Shares          2,537
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.0%                 2,954  DCC Plc                                           73,717
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.1%                               12,172  Irish Life & Permanent Plc                       304,678
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                   80,725  Independent News & Media Plc                     243,376
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.1%                         19,545  Elan Corp. Plc (c)                               302,056
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies &                             3,425  Grafton Group Plc                                 45,122
                    Distributors - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Ireland                 5,623,219
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 3.6%        Aerospace & Defense - 0.1%                     14,956  Finmeccanica SpA                                 333,631
                    ---------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.1%                             35,328  Fiat SpA                                         562,754
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.1%                         10,369  Banca Fideuram SpA                                66,003
                                                                   29,491  Mediobanca SpA                                   642,255
                                                                   15,925  Mediolanum SpA                                   118,234
                                                                                                                       ------------
                                                                                                                            826,492
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.3%                       208,457  Banca Intesa SpA                               1,370,225
                                                                   33,946  Banca Intesa SpA (RNC)                           207,438
                                                                   48,279  Banca Monte dei Paschi di Siena SpA              292,394
                                                                   25,464  Banca Popolare di Milano Scrl                    336,533
                                                                   20,982  Banche Popolari Unite Scrl                       564,007
                                                                   22,265  Banco Popolare di Verona e Novara Scrl           614,571

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   77,207  Capitalia SpA                               $    639,431
                                                                   68,886  Sanpaolo IMI SpA                               1,452,905
                                                                  457,392  UniCredito Italiano SpA                        3,792,190
                                                                                                                       ------------
                                                                                                                          9,269,694
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%                   5,058  Italcementi SpA                                  127,953
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 663,752  Telecom Italia SpA                             1,883,414
                    Services - 0.4%                               294,827  Telecom Italia SpA (RNC)                         709,599
                                                                                                                       ------------
                                                                                                                          2,593,013
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.3%                     227,173  Enel SpA                                       2,070,520
                                                                  102,045  Terna SpA                                        296,536
                                                                                                                       ------------
                                                                                                                          2,367,056
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.0%                           63,411  Snam Rete Gas SpA                                307,649
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%            4,375  Autogrill SpA                                     69,564
                                                                       93  Lottomatica SpA                                    3,500
                                                                                                                       ------------
                                                                                                                             73,064
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.0%               273,399  Pirelli & C SpA                                  234,742
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.4%                               28,503  Alleanza Assicurazioni SpA                       332,900
                                                                   56,024  Assicurazioni Generali SpA                     2,093,572
                                                                    6,433  Fondiaria-Sai SpA                                282,038
                                                                                                                       ------------
                                                                                                                          2,708,510
                    ---------------------------------------------------------------------------------------------------------------
                    Internet Software & Services - 0.0%            27,235  Tiscali SpA (c)                                   77,177
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                    4,823  Arnoldo Mondadori Editore SpA                     44,655
                                                                   12,331  Gruppo Editoriale L'Espresso SpA                  62,950
                                                                   49,526  Mediaset SpA                                     531,698
                                                                  158,897  Seat Pagine Gialle SpA                            79,426
                                                                                                                       ------------
                                                                                                                            718,729
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.6%            124,186  ENI SpA                                        3,676,404
                                                                    4,487  ENI SpA (a)                                      267,021
                                                                                                                       ------------
                                                                                                                          3,943,425
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                      4,772  Benetton Group SpA                                82,054
                    Goods - 0.1%                                    9,077  Bulgari SpA                                      115,443
                                                                    4,546  Luxottica Group SpA                              133,774
                                                                                                                       ------------
                                                                                                                            331,271
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.1%           17,520  Autostrade SpA                                   519,328
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Italy                  24,994,488
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 21.3%       Air Freight & Logistics - 0.1%                 30,000  Yamato Transport Co., Ltd.                       434,252
                    ---------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                                 2,000  All Nippon Airways Co., Ltd.                       8,097
                                                                   88,000  Japan Airlines Corp.                             172,176
                                                                                                                       ------------
                                                                                                                            180,273
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.5%                          9,100  Aisin Seiki Co., Ltd.                       $    265,913
                                                                   30,000  Bridgestone Corp.                                606,022
                                                                   30,400  Denso Corp.                                    1,068,564
                                                                    8,000  NGK Spark Plug Co., Ltd.                         158,896
                                                                    6,400  NOK Corp.                                        158,015
                                                                   11,900  Stanley Electric Co., Ltd.                       245,932
                                                                   22,600  Sumitomo Rubber Industries, Ltd.                 248,846
                                                                    1,000  Toyoda Gosei Co., Ltd.                            22,022
                                                                    7,400  Toyota Industries Corp.                          314,013
                                                                                                                       ------------
                                                                                                                          3,088,223
                    ---------------------------------------------------------------------------------------------------------------
                    Automobiles - 1.8%                             80,500  Honda Motor Co., Ltd.                          2,706,856
                                                                  107,100  Nissan Motor Co., Ltd.                         1,200,130
                                                                  155,500  Toyota Motor Corp.                             8,455,596
                                                                    8,400  Yamaha Motor Co., Ltd.                           222,691
                                                                                                                       ------------
                                                                                                                         12,585,273
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.2%                               14,500  Asahi Breweries Ltd.                             211,485
                                                                      200  Coca-Cola West Holdings Co. Ltd.                   3,998
                                                                    6,200  ITO EN, Ltd.                                     213,730
                                                                   37,000  Kirin Brewery Co., Ltd.                          494,211
                                                                   25,000  Sapporo Holdings Ltd.                            118,791
                                                                   12,000  Takara Holdings, Inc.                             70,537
                                                                                                                       ------------
                                                                                                                          1,112,752
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.3%                       40,100  Asahi Glass Co., Ltd.                            494,860
                                                                    2,000  Central Glass Co., Ltd.                           11,079
                                                                   13,100  Daikin Industries Ltd.                           388,345
                                                                   10,200  JS Group Corp.                                   213,391
                                                                   53,000  Nippon Sheet Glass Co., Ltd.                     249,142
                                                                   27,000  Sanwa Shutter Corp.                              153,221
                                                                   21,000  Toto Ltd.                                        198,145
                                                                                                                       ------------
                                                                                                                          1,708,183
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.5%                         70,000  Daiwa Securities Group, Inc.                     817,008
                                                                    1,000  Jafco Co., Ltd.                                   50,481
                                                                   10,300  Matsui Securities Co., Ltd.                       85,931
                                                                    6,000  Mitsubishi UFJ Securities Co.                     75,213
                                                                   33,500  Nikko Cordial Corp.                              388,727
                                                                   96,700  Nomura Holdings, Inc.                          1,703,604
                                                                      180  SBI E*trade Securities Co. Ltd.                  202,770

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      946  SBI Holdings, Inc.                          $    338,530
                                                                    1,300  Shinko Securities Co., Ltd.                        5,142
                                                                                                                       ------------
                                                                                                                          3,667,406
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 1.0%                               49,000  Asahi Kasei Corp.                                313,759
                                                                    3,000  Daicel Chemical Industries Ltd.                   20,811
                                                                   28,000  Dainippon Ink and Chemicals, Inc.                101,978
                                                                    4,000  Denki Kagaku Kogyo Kabushiki Kaisha               15,517
                                                                    2,400  Hitachi Chemical Co., Ltd.                        58,137
                                                                   13,000  JSR Corp.                                        286,283
                                                                   13,000  Kaneka Corp.                                     123,102
                                                                   22,500  Kuraray Co., Ltd.                                250,413
                                                                   56,500  Mitsubishi Chemical Holdings Corp.               354,127
                                                                   17,000  Mitsubishi Gas Chemical Co., Inc.                184,737
                                                                   57,000  Mitsubishi Rayon Co., Ltd.                       376,572
                                                                   34,000  Mitsui Chemicals, Inc.                           244,780
                                                                   16,000  Nippon Kayaku Co., Ltd.                          135,654
                                                                   11,000  Nissan Chemical Industries Ltd.                  130,157
                                                                   10,910  Nitto Denko Corp.                                646,847
                                                                   23,900  Shin-Etsu Chemical Co., Ltd.                   1,526,329
                                                                   69,000  Showa Denko KK                                   297,472
                                                                   13,000  Sumitomo Bakelite Co., Ltd.                       98,217
                                                                   64,000  Sumitomo Chemical Co., Ltd.                      478,110
                                                                   79,000  Teijin Ltd.                                      425,562
                                                                   17,000  Tokuyama Corp.                                   227,502
                                                                   75,700  Toray Industries, Inc.                           570,002
                                                                   35,000  Tosoh Corp.                                      141,998
                                                                   70,000  Ube Industries Ltd.                              198,619
                                                                                                                       ------------
                                                                                                                          7,206,685
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 2.6%                        11,000  The 77 Bank Ltd.                                  76,305
                                                                   29,000  The Bank of Fukuoka Ltd.                         212,959
                                                                    8,000  The Bank of Kyoto Ltd.                            80,905
                                                                   82,000  The Bank of Yokohama Ltd.                        645,915
                                                                   52,000  The Chiba Bank Ltd.                              463,778
                                                                   13,000  The Gunma Bank Ltd.                               96,125
                                                                   43,100  Hokuhoku Financial Group, Inc.                   162,449
                                                                   21,000  The Joyo Bank Ltd.                               124,686
                                                                      448  Mitsubishi UFJ Financial Group, Inc.           5,767,670
                                                                   39,000  Mitsui Trust Holdings, Inc.                      443,959

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      500  Mizuho Financial Group, Inc.                $  3,879,219
                                                                   16,000  The Nishi-Nippon City Bank Ltd.                   78,465
                                                                      232  Resona Holdings, Inc.                            695,617
                                                                       10  Sapporo Hokuyo Holdings, Inc.                    109,262
                                                                  101,000  Shinsei Bank Ltd.                                615,932
                                                                   24,000  The Shizuoka Bank Ltd.                           261,009
                                                                      327  Sumitomo Mitsui Financial Group, Inc.          3,434,379
                                                                   53,000  The Sumitomo Trust & Banking Co., Ltd.           554,847
                                                                    4,000  Suruga Bank Ltd.                                  50,006
                                                                                                                       ------------
                                                                                                                         17,753,487
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.3%          13,500  Arrk Corp.                                       177,347
                                                                   25,000  Dai Nippon Printing Co., Ltd.                    386,016
                                                                      210  The Goodwill Group, Inc.                         126,998
                                                                    4,500  Kokuyo Co., Ltd.                                  71,579
                                                                    4,500  Meitec Corp.                                     138,356
                                                                    5,100  Park24 Co. Ltd.                                  167,603
                                                                   11,000  Secom Co., Ltd.                                  545,039
                                                                   24,000  Toppan Printing Co., Ltd.                        266,294
                                                                                                                       ------------
                                                                                                                          1,879,232
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%                 7,000  Uniden Corp.                                      73,815
                    ---------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.4%                108,000  Fujitsu Ltd.                                     890,967
                                                                   11,800  Mitsumi Electric Company, Ltd.                   162,910
                                                                  116,000  NEC Corp.                                        637,649
                                                                    4,200  Seiko Epson Corp.                                114,547
                                                                  178,000  Toshiba Corp.                                  1,154,855
                                                                                                                       ------------
                                                                                                                          2,960,928
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.2%               8,457  COMSYS Holdings Corp.                             92,833
                                                                   10,000  Chiyoda Corp.                                    195,655
                                                                   14,000  JGC Corp.                                        234,074
                                                                   71,800  Kajima Corp.                                     328,395
                                                                    8,000  Kinden Corp.                                      66,065
                                                                   38,000  Nishimatsu Construction Co., Ltd.                141,939
                                                                   24,000  Obayashi Corp.                                   169,127
                                                                   13,000  Okumura Corp.                                     71,461
                                                                   16,000  Shimizu Corp.                                     91,475
                                                                   50,000  Taisei Corp.                                     179,562
                                                                    3,000  Toda Corp.                                        14,052
                                                                                                                       ------------
                                                                                                                          1,584,638
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%                  32,000  Sumitomo Osaka Cement Co., Ltd.             $     94,863
                                                                   43,000  Taiheiyo Cement Corp.                            159,158
                                                                                                                       ------------
                                                                                                                            254,021
                    ---------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 0.4%                         3,010  Acom Co., Ltd.                                   128,492
                                                                    1,400  Aeon Credit Service Co., Ltd.                     33,499
                                                                    7,550  Aiful Corp.                                      292,242
                                                                   12,500  Credit Saison Co., Ltd.                          527,252
                                                                      200  Hitachi Capital Corp.                              3,811
                                                                    4,900  ORIX Corp.                                     1,355,059
                                                                    3,400  Promise Co., Ltd.                                135,349
                                                                       10  Shohkoh Fund & Co., Ltd.                           1,898
                                                                    5,200  Takefuji Corp.                                   238,716
                                                                                                                       ------------
                                                                                                                          2,716,318
                    ---------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.0%                   5,000  Toyo Seikan Kaisha Ltd.                           95,710
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Consumer Services - 0.0%            1,900  Benesse Corp.                                     70,326
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                     273  Nippon Telegraph & Telephone Corp.             1,341,126
                    Services - 0.2%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.7%                      43,500  Chubu Electric Power Co., Inc.                 1,131,114
                                                                    5,900  Hokkaido Electric Power Co., Inc.                143,171
                                                                   34,700  The Kansai Electric Power Co., Inc.              800,894
                                                                   15,900  Kyushu Electric Power Co., Inc.                  375,734
                                                                   16,700  Tohoku Electric Power Co., Inc.                  365,642
                                                                   73,000  The Tokyo Electric Power Co., Inc.             2,102,232
                                                                                                                       ------------
                                                                                                                          4,918,787
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.3%                    15,800  Fuji Electric Holdings Co., Ltd.                  81,499
                                                                   19,000  Fujikura Ltd.                                    208,080
                                                                   41,000  Furukawa Electric Co., Ltd.                      270,868
                                                                   12,873  Matsushita Electric Works Ltd.                   136,073
                                                                   89,000  Mitsubishi Electric Corp.                        750,053
                                                                   32,300  Sumitomo Electric Industries Ltd.                437,451
                                                                    2,900  Ushio, Inc.                                       62,512
                                                                                                                       ------------
                                                                                                                          1,946,536
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                         11,000  Alps Electric Co., Ltd.                          114,971
                    Instruments - 0.9%                             15,600  Citizen Watch Co., Ltd.                          128,431
                                                                   13,000  Dainippon Screen Manufacturing Co., Ltd.         118,257
                                                                    1,300  Hirose Electric Co., Ltd.                        172,320
                                                                  153,000  Hitachi Ltd.                                     892,873
                                                                   28,200  Hoya Corp.                                     1,062,889
                                                                    4,500  Ibiden Co., Ltd.                                 237,835

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    1,700  Keyence Corp.                               $    391,649
                                                                   10,800  Kyocera Corp.                                    924,813
                                                                    1,100  Mabuchi Motor Co., Ltd.                           67,268
                                                                    9,300  Murata Manufacturing Co., Ltd.                   645,915
                                                                    4,700  Nidec Corp.                                      354,694
                                                                    6,000  Nippon Electric Glass Co.                        132,385
                                                                   31,000  Oki Electric Industry Co., Ltd.                   69,843
                                                                    9,300  Omron Corp.                                      228,433
                                                                    8,100  TDK Corp.                                        649,015
                                                                   12,000  Taiyo Yuden Co., Ltd.                            180,307
                                                                    3,500  Yokogawa Electric Corp.                           46,009
                                                                                                                       ------------
                                                                                                                          6,417,907
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.3%                29,600  Aeon Co., Ltd.                                   725,804
                                                                      200  Circle K Sunkus Co., Ltd.                          3,761
                                                                    3,600  FamilyMart Co., Ltd.                              98,488
                                                                    2,200  Lawson, Inc.                                      77,330
                                                                    3,000  Matsumotokiyoshi Co., Ltd.                        72,164
                                                                   40,600  Seven & I Holdings Co. Ltd.                    1,306,738
                                                                    4,000  UNY Co., Ltd.                                     53,056
                                                                                                                       ------------
                                                                                                                          2,337,341
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.3%                           40,000  Ajinomoto Co., Inc.                              430,949
                                                                      100  House Foods Corp.                                  1,652
                                                                   16,600  Katokichi Co., Ltd.                              135,680
                                                                   14,000  Kikkoman Corp.                                   163,283
                                                                   25,000  Meiji Dairies Corp.                              168,975
                                                                   26,000  Nichirei Corp.                                   137,196
                                                                    2,000  Nippon Meat Packers, Inc.                         22,479
                                                                   11,000  Nisshin Seifun Group, Inc.                       114,784
                                                                    4,800  Nissin Food Products Co., Ltd.                   152,865
                                                                   12,500  QP Corp.                                         118,155
                                                                   10,000  Toyo Suisan Kaisha, Ltd.                         144,243
                                                                    3,100  Yakult Honsha Co., Ltd.                           91,111
                                                                    6,000  Yamazaki Baking Co., Ltd.                         58,188
                                                                                                                       ------------
                                                                                                                          1,739,560
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                           80,000  Osaka Gas Co., Ltd.                              279,168
                                                                  153,000  Tokyo Gas Co., Ltd.                              767,171
                                                                                                                       ------------
                                                                                                                          1,046,339
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                        10,000  Olympus Corp.                               $    294,753
                    Supplies - 0.1%                                 5,600  Terumo Corp.                                     212,493
                                                                                                                       ------------
                                                                                                                            507,246
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers &                         5,100  Mediceo Paltac Holdings Co. Ltd.                 104,536
                    Services - 0.0%                                 1,000  Suzuken Co., Ltd.                                 37,522
                                                                                                                       ------------
                                                                                                                            142,058
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%            1,800  Oriental Land Co., Ltd.                          101,080
                                                                       40  ROUND ONE Corp.                                  145,005
                                                                                                                       ------------
                                                                                                                            246,085
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 1.1%                       8,400  Casio Computer Co., Ltd.                         169,330
                                                                    1,900  Daito Trust Construction Co., Ltd.               103,155
                                                                   22,000  Daiwa House Industry Co., Ltd.                   381,061
                                                                   26,000  HASEKO Corp. (c)                                  89,629
                                                                    3,400  Makita Corp.                                      99,928
                                                                  104,000  Matsushita Electric Industrial Co., Ltd.       2,202,177
                                                                   17,400  Pioneer Corp.                                    306,543
                                                                  118,000  Sanyo Electric Co., Ltd. (c)                     239,868
                                                                   19,000  Sekisui Chemical Co., Ltd.                       160,285
                                                                   41,000  Sekisui House Ltd.                               620,565
                                                                   55,000  Sharp Corp.                                      943,336
                                                                   56,000  Sony Corp.                                     2,267,226
                                                                                                                       ------------
                                                                                                                          7,583,103
                    ---------------------------------------------------------------------------------------------------------------
                    Household Products - 0.1%                      28,000  Kao Corp.                                        747,046
                                                                    2,200  Uni-Charm Corp.                                  122,238
                                                                                                                       ------------
                                                                                                                            869,284
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.1%                              3,000  CSK Holdings Corp.                               125,524
                                                                      400  Itochu Techno-Science Corp.                       20,328
                                                                       43  NET One Systems Co., Ltd.                         59,730
                                                                       53  NTT Data Corp.                                   244,653
                                                                    1,300  Nomura Research Institute Ltd.                   180,578
                                                                      100  Obic Co., Ltd.                                    21,149
                                                                    5,100  TIS, Inc.                                        120,302
                                                                                                                       ------------
                                                                                                                            772,264
                    ---------------------------------------------------------------------------------------------------------------
                    Independent Power Producers & Energy            8,600  Electric Power Development Co.                   306,662
                    Traders - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.5%                               34,500  Millea Holdings, Inc.                          1,203,913
                                                                   70,000  Mitsui Sumitomo Insurance Co., Ltd.              875,704
                                                                   47,800  Sompo Japan Insurance, Inc.                      626,321
                                                                   11,000  T&D Holdings, Inc.                               796,595
                                                                                                                       ------------
                                                                                                                          3,502,533
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Internet & Catalog Retail - 0.0%                  695  Rakuten, Inc.                               $    271,960
                    ---------------------------------------------------------------------------------------------------------------
                    Internet Software & Services - 0.1%               181  eAccess Ltd.                                     109,307
                                                                      215  Index Corp.                                      155,880
                                                                      490  Yahoo! Japan Corp.                               184,479
                                                                                                                       ------------
                                                                                                                            449,666
                    ---------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.3%            29,800  Fuji Photo Film Co., Ltd.                      1,087,858
                                                                   11,100  Namco Bandai Holdings, Inc.                      174,588
                                                                   25,000  Nikon Corp.                                      516,665
                                                                    1,300  Sankyo Co., Ltd. (Gunma)                          69,479
                                                                    8,932  Sega Sammy Holdings, Inc.                        287,482
                                                                    3,200  Shimano, Inc.                                     89,442
                                                                    6,400  Yamaha Corp.                                     134,705
                                                                                                                       ------------
                                                                                                                          2,360,219
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.9%                               18,000  Amada Co., Ltd.                                  180,816
                                                                    9,100  Amano Corp.                                      116,693
                                                                   10,000  Daifuku Co., Ltd.                                126,098
                                                                   39,000  Ebara Corp.                                      141,380
                                                                    7,900  Fanuc Ltd.                                       616,931
                                                                    5,000  Hino Motors Ltd.                                  27,061
                                                                   12,300  Hitachi Construction Machinery Co., Ltd.         275,035
                                                                   84,000  Ishikawajima-Harima Heavy Industries Co.,
                                                                           Ltd.                                             256,842
                                                                    7,300  JTEKT Corp.                                      141,592
                                                                   32,000  The Japan Steel Works, Ltd.                      218,998
                                                                  125,000  Kawasaki Heavy Industries Ltd.                   413,967
                                                                   56,000  Komatsu Ltd.                                     967,603
                                                                   44,000  Kubota Corp.                                     361,496
                                                                    2,800  Kurita Water Industries Ltd.                      54,309
                                                                   23,000  Minebea Co., Ltd.                                125,846
                                                                  187,200  Mitsubishi Heavy Industries Ltd.                 775,342
                                                                   46,000  Mitsui Engineering & Shipbuilding Co.,
                                                                           Ltd.                                             149,613
                                                                    9,000  NGK Insulators Ltd.                              126,540
                                                                   14,000  NSK Ltd.                                         118,223
                                                                   15,000  NTN Corp.                                        118,663
                                                                   15,000  OKUMA Corp.                                      132,766
                                                                    2,500  SMC Corp.                                        330,962
                                                                   30,000  Sumitomo Heavy Industries Ltd.                   251,302
                                                                    3,700  THK Co., Ltd.                                     87,435
                                                                                                                       ------------
                                                                                                                          6,115,513
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Marine - 0.2%                                  38,000  Kawasaki Kisen Kaisha Ltd.                  $    240,105
                                                                   69,000  Mitsui OSK Lines Ltd.                            510,202
                                                                   64,000  Nippon Yusen Kabushiki Kaisha                    389,751
                                                                                                                       ------------
                                                                                                                          1,140,058
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                      600  Asatsu-DK, Inc.                                   18,244
                                                                       86  Dentsu, Inc.                                     233,820
                                                                       58  Fuji Television Network, Inc.                    131,165
                                                                    4,600  Toho Co., Ltd.                                    93,508
                                                                    3,700  Tokyo Broadcasting System, Inc.                   86,338
                                                                                                                       ------------
                                                                                                                            563,075
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.8%                         26,000  Daido Steel Co., Ltd.                            190,048
                                                                    7,000  Dowa Mining Co., Ltd.                             60,416
                                                                   30,300  JFE Holdings, Inc.                             1,188,235
                                                                  125,000  Kobe Steel Ltd.                                  392,792
                                                                   78,000  Mitsubishi Materials Corp.                       321,738
                                                                   21,000  Mitsui Mining & Smelting Co., Ltd.               108,322
                                                                    1,800  Nippon Light Metal Co., Ltd.                       4,528
                                                                  360,000  Nippon Steel Corp.                             1,481,896
                                                                   39,000  Nisshin Steel Co., Ltd.                          115,614
                                                                  201,000  Sumitomo Metal Industries Ltd.                   771,211
                                                                   36,000  Sumitomo Metal Mining Co., Ltd.                  472,011
                                                                    2,000  Sumitomo Titanium Corp.                          238,004
                                                                      100  Tokyo Steel Manufacturing Co., Ltd.                1,575
                                                                                                                       ------------
                                                                                                                          5,346,390
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.2%                         8,000  Daimaru, Inc.                                     98,861
                                                                    6,000  Hankyu Department Stores                          50,769
                                                                    9,700  Isetan Co., Ltd.                                 163,741
                                                                   28,400  Marui Co., Ltd.                                  415,903
                                                                   38,000  Mitsukoshi Ltd.                                  170,584
                                                                    1,700  Ryohin Keikaku Co., Ltd.                         120,230
                                                                   19,000  Takashimaya Co., Ltd.                            241,392
                                                                                                                       ------------
                                                                                                                          1,261,480
                    ---------------------------------------------------------------------------------------------------------------
                    Office Electronics - 0.6%                      58,800  Canon, Inc.                                    3,067,869
                                                                   30,000  Konica Minolta Holdings, Inc.                    401,982
                                                                   34,000  Ricoh Co., Ltd.                                  676,746
                                                                                                                       ------------
                                                                                                                          4,146,597
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.2%                 32  Inpex Holdings, Inc. (c)                    $    254,233
                                                                   49,500  Nippon Mining Holdings, Inc.                     350,083
                                                                   89,000  Nippon Oil Corp.                                 655,825
                                                                    5,600  Showa Shell Sekiyu KK                             62,420
                                                                    9,000  TonenGeneral Sekiyu KK                            81,337
                                                                                                                       ------------
                                                                                                                          1,403,898
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.1%                     37  Nippon Paper Group, Inc.                         134,130
                                                                   49,000  OJI Paper Co., Ltd.                              268,522
                                                                                                                       ------------
                                                                                                                            402,652
                    ---------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.1%                        5,600  Aderans Co., Ltd.                                145,140
                                                                   14,000  Shiseido Co., Ltd.                               279,846
                                                                                                                       ------------
                                                                                                                            424,986
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 1.1%                         33,200  Astellas Pharma, Inc.                          1,335,705
                                                                   22,600  Chugai Pharmaceutical Co., Ltd.                  486,207
                                                                   37,500  Daiichi Sankyo Co. Ltd.                        1,064,033
                                                                   11,500  Eisai Co., Ltd.                                  556,177
                                                                   10,000  Kaken Pharmaceutical Co., Ltd.                    68,098
                                                                   11,000  Kyowa Hakko Kogyo Co., Ltd.                       77,517
                                                                    5,000  Santen Pharmaceutical Co., Ltd.                  126,837
                                                                   22,000  Shionogi & Co., Ltd.                             404,354
                                                                    6,000  Taisho Pharmaceutical Co., Ltd.                  115,106
                                                                   49,900  Takeda Pharmaceutical Co., Ltd.                3,114,920
                                                                   13,000  Tanabe Seiyaku Co., Ltd.                         162,961
                                                                                                                       ------------
                                                                                                                          7,511,915
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts                      47  Japan Prime Realty Investment Corp.              140,524
                    (REITs) - 0.1%                                     13  Japan Real Estate Investment Corp.               110,109
                                                                       12  Japan Retail Fund Investment Corp.                88,426
                                                                       42  Nippon Building Fund, Inc.                       426,884
                                                                       21  Nomura Real Estate Office Fund, Inc.             168,441
                                                                                                                       ------------
                                                                                                                            934,384
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                          121  KK DaVinci Advisors (c)                          115,809
                    Development - 0.6%                              4,500  Leopalace21 Corp.                                164,274
                                                                   63,000  Mitsubishi Estate Co., Ltd.                    1,376,699
                                                                   53,000  Mitsui Fudosan Co., Ltd.                       1,205,311
                                                                   25,000  Sumitomo Realty & Development Co., Ltd.          734,765
                                                                   21,000  Tokyo Tatemono Co., Ltd.                         236,209
                                                                   24,000  Tokyu Land Corp.                                 227,671
                                                                                                                       ------------
                                                                                                                          4,060,738
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.7%                                 87  Central Japan Railway Co.                   $    928,472
                                                                      202  East Japan Railway Co.                         1,413,222
                                                                   67,000  Hankyu Hanshin Holdings, Inc.                    420,506
                                                                   14,000  Keihin Electric Express Railway Co., Ltd.        102,333
                                                                   19,000  Keio Electric Railway Co., Ltd.                  126,812
                                                                   34,000  Keisei Electric Railway Co., Ltd.                208,495
                                                                   67,000  Kintetsu Corp.                                   209,969
                                                                   35,000  Nippon Express Co., Ltd.                         187,651
                                                                   24,000  Odakyu Electric Railway Co., Ltd.                152,662
                                                                   13,000  Seino Holdings Corp.                             152,941
                                                                   38,000  Tobu Railway Co., Ltd.                           191,827
                                                                   40,000  Tokyu Corp.                                      275,103
                                                                       90  West Japan Railway Co.                           384,957
                                                                                                                       ------------
                                                                                                                          4,754,950
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                 11,400  Advantest Corp.                                  565,824
                    Equipment - 0.4%                                8,500  Elpida Memory, Inc. (c)                          385,889
                                                                    1,300  NEC Electronics Corp. (c)                         44,704
                                                                    5,800  Rohm Co., Ltd.                                   538,907
                                                                   11,000  Sanken Electric Co., Ltd.                        142,362
                                                                    2,700  Sumco Corp.                                      200,102
                                                                    9,900  Tokyo Electron Ltd.                              732,029
                                                                    3,500  Tokyo Seimitsu Co. Ltd.                          183,797
                                                                                                                       ------------
                                                                                                                          2,793,614
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.2%                                 4,000  Fuji Soft, Inc.                                  104,349
                                                                    3,600  Konami Corp.                                      91,475
                                                                    6,200  Nintendo Co., Ltd.                             1,278,177
                                                                      900  Oracle Corp. Japan                                38,953
                                                                    5,000  Trend Micro, Inc.                                146,529
                                                                                                                       ------------
                                                                                                                          1,659,483
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.2%                         2,600  Aoyama Trading Co., Ltd.                          83,022
                                                                    4,100  Autobacs Seven Co., Ltd.                         154,186
                                                                    3,200  Fast Retailing Co., Ltd.                         300,580
                                                                       50  Nitori Co., Ltd.                                   2,266
                                                                    5,800  Shimachu Co., Ltd.                               170,465
                                                                      600  Shimamura Co., Ltd.                               58,646
                                                                      680  USS Co., Ltd.                                     43,715
                                                                    3,800  Yamada Denki Co., Ltd.                           381,078
                                                                                                                       ------------
                                                                                                                          1,193,958
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                     13,000  Asics Corp.                                 $    169,458
                    Goods - 0.1%                                   22,000  Gunze Ltd.                                       124,474
                                                                    1,000  Nisshinbo Industries, Inc.                        10,562
                                                                    7,000  Onward Kashiyama Co., Ltd.                       100,673
                                                                   11,000  Tokyo Style Co., Ltd.                            132,580
                                                                    4,000  Toyobo Co., Ltd.                                  10,537
                                                                   11,000  Wacoal  Holdings Corp.                           138,636
                                                                                                                       ------------
                                                                                                                            686,920
                    ---------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.1%                                    249  Japan Tobacco, Inc.                              968,035
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies &                            72,000  Itochu Corp.                                     557,998
                    Distributors - 0.7%                            92,000  Marubeni Corp.                                   458,188
                                                                   80,800  Mitsubishi Corp.                               1,519,299
                                                                   95,000  Mitsui & Co., Ltd.                             1,208,572
                                                                   57,600  Sojitz Corp. (c)                                 187,341
                                                                   48,000  Sumitomo Corp.                                   598,857
                                                                    7,000  Toyota Tsusho Corp.                              184,390
                                                                                                                       ------------
                                                                                                                          4,714,645
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%            2,000  Kamigumi Co., Ltd.                                15,602
                                                                    7,000  Mitsubishi Logistics Corp.                       111,820
                                                                                                                       ------------
                                                                                                                            127,422
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                        120  KDDI Corp.                                       748,063
                    Services - 0.5%                                   889  NTT DoCoMo, Inc.                               1,370,415
                                                                   46,900  Softbank Corp.                                   971,249
                                                                                                                       ------------
                                                                                                                          3,089,727
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Japan                 147,430,638
-----------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.0%   Personal Products - 0.0%                          183  Oriflame Cosmetics SA                              6,068
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Luxembourg                  6,068
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 3.6%  Air Freight & Logistics - 0.1%                 27,649  TNT NV                                         1,047,581
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                               14,060  Heineken NV                                      642,426
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.2%                               14,621  Akzo Nobel NV                                    899,760
                                                                   14,039  Koninklijke DSM NV                               615,147
                                                                                                                       ------------
                                                                                                                          1,514,907
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.5%                       105,769  ABN AMRO Holding NV                            3,081,613
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.0%             124  Buhrmann NV                                        1,868
                                                                    1,033  Randstad Holdings NV                              58,767
                                                                   14,134  Vedior NV                                        264,446
                                                                                                                       ------------
                                                                                                                            325,081
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.8%           5,748  Euronext NV                                 $    558,111
                                                                  105,182  ING Groep NV CVA                               4,622,081
                                                                                                                       ------------
                                                                                                                          5,180,192
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 108,352  Koninklijke KPN NV                             1,380,787
                    Services - 0.2%
                    ---------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 0.0%             10,642  SBM Offshore NV                                  288,893
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.2%               109,083  Koninklijke Ahold NV (c)                       1,157,958
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.4%                            6,222  Royal Numico NV                                  279,802
                                                                   93,032  Unilever NV                                    2,286,262
                                                                                                                       ------------
                                                                                                                          2,566,064
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.4%                      68,487  Koninklijke Philips Electronics NV             2,400,541
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                              3,472  Getronics NV                                      23,398
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.2%                               78,646  Aegon NV                                       1,473,454
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                   36,364  Reed Elsevier NV                                 605,744
                                                                   12,035  Wolters Kluwer NV                                313,597
                                                                                                                       ------------
                                                                                                                            919,341
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.2%                          6,000  Mittal Steel Co. NV                              209,166
                                                                   33,489  Mittal Steel Co. NV                            1,168,310
                                                                                                                       ------------
                                                                                                                          1,377,476
                    ---------------------------------------------------------------------------------------------------------------
                    Office Electronics - 0.0%                         283  OCE NV                                             4,538
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts                   1,615  Corio NV                                         117,532
                    (REITs) - 0.1%                                  3,893  Rodamco Europe NV                                452,955
                                                                      353  Wereldhave NV                                     38,501
                                                                                                                       ------------
                                                                                                                            608,988
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                 30,227  ASML Holding NV (c)                              706,070
                    Equipment - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies &                            55,080  Hagemeyer NV (c)                                 267,927
                    Distributors - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in the Netherlands        24,967,235
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.1%  Construction Materials - 0.0%                  19,230  Fletcher Building Ltd.                           107,724
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                  69,325  Telecom Corp. of New Zealand Ltd.                196,891
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.0%                      20,226  Contact Energy Ltd.                               94,420
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                        41,926  Fisher & Paykel Healthcare Corp.                 113,600
                    Supplies - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%            1,792  Sky City Ltd.                                      6,201
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                      27,665  Fisher & Paykel Appliances Holdings Ltd.          65,205
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                               10,253  Tower Ltd. (c)                                    21,689
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                      241  Sky Network Television Ltd.                          850
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.0%                        14,918  Warehouse Group Ltd.                              62,628
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts                     999  Kiwi Income Property Trust                           900
                    (REITs) - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%           58,991  Auckland International Airport Ltd.               78,186
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in New Zealand               748,294
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 0.7%       Airlines - 0.0%                                 2,392  SAS AB (c)                                  $     31,374
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.0%                                8,050  Yara International ASA                           122,257
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.1%                        28,499  DnB NOR ASA                                      349,316
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.0%          23,129  Tomra Systems ASA                                141,215
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%                14,741  Tandberg ASA                                     157,617
                                                                      357  Tandberg Television ASA (c)                        2,908
                                                                                                                       ------------
                                                                                                                            160,525
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                  15,595  Telenor ASA                                      203,590
                    Services - 0.1%                                 8,600  Telenor ASA (a)                                  334,884
                                                                                                                       ------------
                                                                                                                            538,474
                    ---------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 0.1%              7,490  Acergy SA (c)                                    128,115
                                                                   16,804  Ocean RIG ASA (c)                                104,918
                                                                   13,882  Petrojarl ASA (c)                                149,284
                                                                    4,462  Petroleum Geo-Services ASA (c)                   217,670
                                                                       50  ProSafe ASA                                        3,068
                                                                    8,780  TGS Nopec Geophysical Co. ASA (c)                139,068
                                                                                                                       ------------
                                                                                                                            742,123
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                          106,751  PAN Fish ASA (c)                                  84,174
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.1%                 8,305  Orkla ASA                                        395,588
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                               21,838  Storebrand ASA                                   230,821
                    ---------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                                      50  Stolt-Nielsen SA                                   1,304
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                    3,218  Schibsted ASA                                     96,757
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.3%            122,439  DET Norske Oljeselskap                           170,549
                                                                    3,194  Frontline Ltd.                                   122,005
                                                                   41,651  Norsk Hydro ASA                                  931,272
                                                                   37,007  Statoil ASA                                      875,692
                                                                                                                       ------------
                                                                                                                          2,099,518
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%                  3,197  Norske Skogindustrier ASA                         48,112
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Norway                  5,041,558
-----------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.3%     Commercial Banks - 0.1%                        23,822  Banco BPI SA                                     177,438
                                                                   82,464  Banco Comercial Portugues SA
                                                                           Registered Shares                                255,931
                                                                    9,325  Banco Espirito Santo SA Registered Shares        142,340
                                                                                                                       ------------
                                                                                                                            575,709
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%                  13,841  Cimpor Cimentos de Portugal SA                    99,062
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                  52,568  Portugal Telecom SGPS SA Registered Shares       655,918
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                     106,189  Energias de Portugal SA                          460,042
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.0%                 3,659  Jeronimo Martins                                  65,261
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.0%                38,165  Sonae SGPS SA                                     66,234
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                    3,893  PT Multimedia Servicos de Telecomunicacoes
                                                                           e Multimedia SGPS SA                        $     47,096
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%                  2,587  Sonae Industria SGPS SA (c)                       23,398
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%            7,704  Brisa-Auto Estradas de Portugal SA Private
                                                                           Shares                                            85,294
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Portugal                2,078,014
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.8%    Aerospace & Defense - 0.0%                     52,213  Singapore Technologies Engineering Ltd.           93,802
                    ---------------------------------------------------------------------------------------------------------------
                    Air Freight & Logistics - 0.0%                127,954  Singapore Post Ltd.                               81,463
                    ---------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                                17,582  Singapore Airlines Ltd.                          161,811
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.3%                        68,605  DBS Group Holdings Ltd.                          830,318
                                                                  108,914  Oversea-Chinese Banking Corp.                    449,689
                                                                   78,572  United Overseas Bank Ltd.                        807,314
                                                                                                                       ------------
                                                                                                                          2,087,321
                    ---------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.0%                  5,357  Creative Technology Ltd.                          35,119
                    ---------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                             3,529  Jardine Cycle & Carriage Ltd.                     26,694
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.1%         124,000  Singapore Exchange Ltd.                          347,050
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 316,132  Singapore Telecommunications Ltd.                486,234
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                          5,000  Venture Corp. Ltd.                                39,713
                    Instruments - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers &                        76,000  Parkway Holdings Ltd.                            134,140
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%           27,535  City Developments Ltd.                           185,719
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.1%                20,675  Fraser and Neave Ltd.                             53,955
                                                                    1,766  Haw Par Corp. Ltd.                                 7,069
                                                                   45,914  Keppel Corp. Ltd.                                428,345
                                                                   23,590  SembCorp Industries Ltd.                          49,964
                                                                                                                       ------------
                                                                                                                            539,333
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                               96,427  SembCorp Marine Ltd.                             203,017
                    ---------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                                  92,002  Cosco Corp. (Singapore) Ltd.                      96,270
                                                                    1,200  Neptune Orient Lines Ltd.                          1,536
                                                                                                                       ------------
                                                                                                                             97,806
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                   81,316  Singapore Press Holdings Ltd.                    210,159
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%                194  Singapore Petroleum Co. Ltd.                         575
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts                   1,152  Ascendas Real Estate Investment Trust              1,561
                    (REITs) - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                      132,833  CapitaLand Ltd.                                  422,848
                    Development - 0.1%                              2,182  Keppel Land Ltd.                                   6,822
                                                                    7,457  UOL Group Ltd.                                    16,452
                                                                   83,100  Wing Tai Holdings Ltd.                            99,003
                                                                                                                       ------------
                                                                                                                            545,125
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                             95,816  ComfortDelgro Corp. Ltd.                         102,073
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                  1,120  Chartered Semiconductor Manufacturing Ltd.
                    Equipment - 0.0%                                       (a)(c)                                      $      8,378
                                                                   82,002  Chartered Semiconductor Manufacturing Ltd.
                                                                           (c)                                               62,546
                                                                    2,000  STATS ChipPAC Ltd. (c)                             1,229
                                                                                                                       ------------
                                                                                                                             72,153
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies &                             1,100  Noble Group Ltd.                                     721
                    Distributors - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Singapore               5,451,589
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 3.8%        Airlines - 0.0%                                29,434  Iberia Lineas Aereas de Espana                    79,045
                    ---------------------------------------------------------------------------------------------------------------
                    Biotechnology - 0.0%                           13,970  Zeltia SA (c)                                    103,879
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.6%                       198,134  Banco Bilbao Vizcaya Argentaria SA             4,580,509
                                                                   57,453  Banco Popular Espanol SA                         941,029
                                                                  329,846  Banco Santander Central Hispano SA             5,210,382
                                                                                                                       ------------
                                                                                                                         10,731,920
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.3%              15,679  ACS Actividades de Construccion y
                                                                           Servicios, SA                                    742,817
                                                                    1,045  Acciona SA                                       158,851
                                                                    2,241  Fomento de Construcciones y Contratas SA         178,844
                                                                    6,312  Grupo Ferrovial SA                               506,930
                                                                    4,860  Sacyr Vallehermoso SA                            220,708
                                                                                                                       ------------
                                                                                                                          1,808,150
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 247,965  Telefonica SA                                  4,293,889
                    Services - 0.6%                                 1,124  Telefonica SA (a)                                 58,234
                                                                                                                       ------------
                                                                                                                          4,352,123
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.7%                      51,526  Endesa SA                                      2,189,832
                                                                   48,314  Iberdrola SA                                   2,160,427
                                                                    5,815  Union Fenosa SA                                  296,709
                                                                                                                       ------------
                                                                                                                          4,646,968
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                    11,492  Gamesa Corp. Tecnologica SA                      251,554
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                              265  Azucarera Ebro Agricolas, SA                       5,411
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.0%                            7,017  Gas Natural SDG SA                               255,553
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%            7,075  NH Hoteles SA                                    150,029
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                             10,794  Indra Sistemas SA                                234,634
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                                7,569  Corporacion Mapfre SA                            158,011
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                    6,197  Antena 3 de Television SA                        126,622
                                                                      240  Promotora de Informaciones SA                      3,925
                                                                      513  Sogecable SA (c)                                  18,293
                                                                                                                       ------------
                                                                                                                            148,840
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.0%                         10,180  Acerinox SA                                      196,141
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.3%             54,699  Repsol YPF SA                                  1,626,239
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.1%                         9,564  Inditex SA                                       445,356
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.1%                                 18,109  Altadis SA                                  $    858,860
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.1%            7,073  Abertis Infraestructuras SA                      185,467
                                                                    6,540  Cintra Concesiones de Infraestructuras de
                                                                           Transporte SA                                     92,042
                                                                                                                       ------------
                                                                                                                            277,509
                    ---------------------------------------------------------------------------------------------------------------
                    Water Utilities - 0.0%                          3,213  Sociedad General de Aguas de Barcelona SA
                                                                           Class A                                          104,235
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Spain                  26,434,457
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.2%       Airlines - 0.0%                                 1,617  SAS AB (c)                                        21,013
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.1%                       20,377  Assa Abloy AB B                                  378,843
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.0%                          6,838  D Carnegie AB                                    144,158
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.4%                       111,951  Nordea Bank AB                                 1,466,497
                                                                   28,753  Skandinaviska Enskilda Banken AB Class A         772,914
                                                                   26,612  Svenska Handelsbanken Class A                    718,993
                                                                                                                       ------------
                                                                                                                          2,958,404
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.1%          23,048  Securitas AB                                     433,690
                                                                   23,048  Securitas Systems AB (c)                          86,486
                                                                                                                       ------------
                                                                                                                            520,176
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.4%               771,376  Telefonaktiebolaget LM Ericsson                2,673,510
                                                                    1,307  Telefonaktiebolaget LM Ericsson (a)               45,026
                                                                                                                       ------------
                                                                                                                          2,718,536
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%              17,205  Skanska AB Class B                               291,111
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Consumer Services - 0.0%           23,048  Securitas Direct AB (c)                           57,867
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.0%           1,210  OMHEX AB                                          23,445
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                  17,466  Tele2 AB                                         176,363
                    Services - 0.1%                                83,701  TeliaSonera AB                                   536,797
                                                                                                                       ------------
                                                                                                                            713,160
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.0%                    20  Axfood AB                                            607
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                         7,749  Elekta AB                                        145,917
                    Supplies - 0.0%                                 2,520  Getinge AB Class B                                46,077
                                                                                                                       ------------
                                                                                                                            191,994
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers &                         8,034  Capio AB (c)                                     183,624
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.1%                      26,068  Electrolux AB Series B                           423,289
                                                                   17,771  Husqvarna AB (c)                                 209,148
                                                                                                                       ------------
                                                                                                                            632,437
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                              4,686  WM-data AB Class B                                16,305
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.5%                                5,467  Alfa Laval AB                                    183,513
                                                                   19,849  Atlas Copco AB                                   521,376
                                                                    7,616  Atlas Copco AB Class B                           190,697

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   25,500  SKF AB Class B                              $    373,181
                                                                   58,096  Sandvik AB                                       665,898
                                                                    5,646  Scania AB Class B                                336,670
                                                                    6,544  Trelleborg AB Class B                            123,227
                                                                    3,680  Volvo AB Class A                                 227,974
                                                                   11,529  Volvo AB Class B                                 686,685
                                                                                                                       ------------
                                                                                                                          3,309,221
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                   16,001  Eniro AB                                         196,504
                                                                    2,610  Modern Times Group AB                            134,978
                                                                                                                       ------------
                                                                                                                            331,482
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                         24,018  Boliden AB                                       455,547
                                                                    2,520  Hoganas AB                                        66,709
                                                                    5,201  Ssab Svenskt Stal AB                              96,873
                                                                                                                       ------------
                                                                                                                            619,129
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%                502  Lundin Petroleum AB (c)                            5,292
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.1%                  6,721  Billerud AB                                      102,256
                                                                      945  Holmen AB Class B                                 39,458
                                                                   12,430  Svenska Cellulosa AB                             569,892
                                                                                                                       ------------
                                                                                                                            711,606
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                          373  Castellum AB                                       4,199
                    Development - 0.0%                                218  Fabege AB                                          4,819
                                                                    4,619  Kungsleden AB                                     52,628
                                                                    6,283  Wihlborgs Fastigheter AB                         113,168
                                                                                                                       ------------
                                                                                                                            174,814
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.0%                                37,000  Telelogic AB (c)                                  71,187
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.2%                        26,180  Hennes & Mauritz AB B Shares                   1,094,919
                    ---------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.0%                                 18,950  Swedish Match AB                                 308,354
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Sweden                 15,477,684
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 6.9%  Auto Components - 0.0%                             16  Rieter Holding AG                                  6,871
                    ---------------------------------------------------------------------------------------------------------------
                    Biotechnology - 0.1%                              437  Serono SA                                        376,379
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                          139  Geberit AG Registered Shares                     168,935
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 1.6%                         66,695  Credit Suisse Group                            3,848,146
                                                                  121,404  UBS AG                                         7,241,931
                                                                                                                       ------------
                                                                                                                         11,090,077
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.3%                                7,054  Ciba Specialty Chemicals AG Registered
                                                                           Shares                                           424,719
                                                                    8,419  Clariant AG                                      113,466

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      164  Givaudan                                    $    130,918
                                                                    1,964  Lonza Group AG Registered Shares                 135,637
                                                                    7,050  Syngenta AG                                    1,060,353
                                                                                                                       ------------
                                                                                                                          1,865,093
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.1%           8,170  Adecco SA Registered Shares                      491,588
                                                                      171  SGS SA                                           171,689
                                                                                                                       ------------
                                                                                                                            663,277
                    ---------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.0%                  7,066  Logitech International SA (c)                    152,990
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.2%                  12,920  Holcim Ltd.                                    1,053,012
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                   1,193  Swisscom AG                                      396,018
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.2%                   101,024  ABB Ltd.                                       1,325,288
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                          1,880  Kudelski SA                                       55,473
                    Instruments - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 1.2%                           23,622  Nestle SA Registered Shares                    8,213,399
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                         1,521  Nobel Biocare Holding AG                         373,291
                    Supplies - 0.1%                                 2,121  Phonak Holding AG Registered Shares              133,794
                                                                      101  Straumann Holding AG Registered Shares            21,687
                                                                    1,834  Synthes, Inc.                                    203,298
                                                                                                                       ------------
                                                                                                                            732,070
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%                8  Kuoni Reisen Holding AG Registered Shares          4,102
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.5%                               20,800  Swiss Reinsurance Registered Shares            1,587,432
                                                                    7,805  Zurich Financial Services AG                   1,912,426
                                                                                                                       ------------
                                                                                                                          3,499,858
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                                  664  SIG Holding AG Registered Shares                 191,159
                                                                      142  Schindler Holding AG                               7,383
                                                                      212  Sulzer AG                                        168,474
                                                                                                                       ------------
                                                                                                                            367,016
                    ---------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                                   2,295  Kuehne & Nagel International AG                  158,314
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 2.2%                        136,269  Novartis AG Registered Shares                  7,933,041
                                                                   40,802  Roche Holding AG                               7,034,884
                                                                                                                       ------------
                                                                                                                         14,967,925
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                        1,750  PSP Swiss Property AG                             88,620
                    Development - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                  1,096  Micronas Semiconductor Holding AG
                    Equipment - 0.0%                                       Registered Shares                                 24,473
                                                                      641  Unaxis Holding AG                                214,186
                                                                                                                       ------------
                                                                                                                            238,659
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                     29,255  Compagnie Financiere Richemont AG              1,404,483
                    Goods - 0.3%                                    2,048  The Swatch Group Ltd. Bearer Shares              394,591
                                                                    1,347  The Swatch Group Ltd. Registered Shares           52,099
                                                                                                                       ------------
                                                                                                                          1,851,173
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Switzerland            47,274,549
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
United              Aerospace & Defense - 0.4%                    196,625  BAE Systems Plc                             $  1,451,686
Kingdom - 22.6%                                                    33,228  Cobham Plc                                       112,653
                                                                   21,337  Meggitt Plc                                      124,351
                                                                   91,898  Rolls-Royce Group Plc                            777,618
                                                                                                                       ------------
                                                                                                                          2,466,308
                    ---------------------------------------------------------------------------------------------------------------
                    Airlines - 0.1%                                45,599  British Airways Plc (c)                          363,702
                    ---------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.0%                         25,737  GKN Plc                                          138,096
                                                                    1,025  TI Automotive Ltd. A (c)                               0
                                                                                                                       ------------
                                                                                                                            138,096
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.6%                              164,948  Diageo Plc                                     2,907,041
                                                                   43,030  SABMiller Plc                                    802,166
                                                                   52,913  Scottish & Newcastle Plc                         563,377
                                                                                                                       ------------
                                                                                                                          4,272,584
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.3%                         21,526  3i Group Plc                                     376,157
                                                                   49,741  Amvescap Plc                                     538,896
                                                                    2,707  Close Brothers Group Plc                          51,602
                                                                    5,488  Collins Stewart Holdings Plc                      89,186
                                                                   11,924  ICAP Plc                                         114,930
                                                                   10,410  Investec Plc                                     101,990
                                                                  107,292  Man Group Plc                                    897,858
                                                                    3,844  Schroders Plc                                     66,777
                                                                                                                       ------------
                                                                                                                          2,237,396
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                               51,891  Imperial Chemical Industries Plc                 385,051
                                                                    7,957  Johnson Matthey Plc                              204,963
                                                                                                                       ------------
                                                                                                                            590,014
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 4.3%                       377,967  Barclays Plc                                   4,758,565
                                                                  204,250  HBOS Plc                                       4,032,731
                                                                  637,023  HSBC Holdings Plc                             11,595,758
                                                                  331,568  Lloyds TSB Group Plc                           3,341,383
                                                                  178,444  Royal Bank of Scotland Group Plc               6,129,794
                                                                                                                       ------------
                                                                                                                         29,858,231
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.2%             580  Aggreko Plc                                        3,629
                                                                   56,487  Brambles Industries Plc                          505,413
                                                                   24,329  Capita Group Plc                                 248,812
                                                                      424  Davis Service Group Plc                            3,806
                                                                      368  De La Rue Plc                                      3,932

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   28,394  Group 4 Securicor Plc                       $     89,635
                                                                   62,856  Hays Plc                                         169,659
                                                                    1,536  Intertek Group Plc                                22,379
                                                                  165,884  Rentokil Initial Plc                             453,946
                                                                    3,289  Serco Group Plc                                   23,069
                                                                                                                       ------------
                                                                                                                          1,524,280
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%                 9,765  CSR Plc (c)                                      153,767
                                                                        1  Telent Plc                                             9
                                                                                                                       ------------
                                                                                                                            153,776
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%              29,608  Amec Plc                                         197,995
                                                                   22,845  Balfour Beatty Plc                               175,706
                                                                                                                       ------------
                                                                                                                            373,701
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.1%                  41,601  Hanson Plc                                       601,072
                    ---------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 0.0%                         7,372  Cattles Plc                                       52,293
                                                                   12,919  Provident Financial Plc                          150,945
                                                                                                                       ------------
                                                                                                                            203,238
                    ---------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.1%                  30,771  Rexam Plc                                        328,488
                    ---------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                            10,537  Inchcape Plc                                     103,087
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.1%          17,150  London Stock Exchange Group Plc                  395,954
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 491,919  BT Group Plc                                   2,462,581
                    Services - 0.4%                               177,524  Cable & Wireless Plc                             459,271
                                                                                                                       ------------
                                                                                                                          2,921,852
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.3%                      46,956  Scottish & Southern Energy Plc                 1,156,029
                                                                   95,811  Scottish Power Plc                             1,165,982
                                                                      788  Scottish Power Plc (a)                            38,265
                                                                                                                       ------------
                                                                                                                          2,360,276
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                         17,536  Electrocomponents Plc                             91,144
                    Instruments - 0.0%                              4,873  Premier Farnell Plc                               16,475
                                                                                                                       ------------
                                                                                                                            107,619
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.6%                47,054  Boots Group Plc                                  681,178
                                                                  105,577  J Sainsbury Plc                                  740,528
                                                                  422,967  Tesco Plc                                      2,844,272
                                                                                                                       ------------
                                                                                                                          4,265,978
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.5%                          117,300  Cadbury Schweppes Plc                          1,245,635
                                                                   39,453  Tate & Lyle Plc                                  530,241
                                                                   62,785  Unilever Plc                                   1,544,557
                                                                                                                       ------------
                                                                                                                          3,320,433
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                         3,701  SSL International Plc                       $     24,196
                    Supplies - 0.1%                                64,393  Smith & Nephew Plc                               590,886
                                                                                                                       ------------
                                                                                                                            615,082
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.6%           12,219  Carnival Plc                                     583,161
                                                                  130,207  Compass Group Plc                                652,434
                                                                   13,556  Enterprise Inns Plc                              267,144
                                                                      526  First Choice Holidays Plc                          1,960
                                                                   22,052  Intercontinental Hotels Group Plc                385,349
                                                                   52,993  Ladbrokes Plc                                    385,062
                                                                   34,218  Mitchells & Butlers Plc                          376,791
                                                                  132,999  PartyGaming Plc                                  265,824
                                                                    6,689  Punch Taverns Plc                                121,135
                                                                   41,327  Rank Group Plc                                   181,218
                                                                   11,261  Sportingbet Plc                                   38,757
                                                                   18,726  Whitbread Plc                                    452,978
                                                                   26,415  William Hill Plc                                 317,513
                                                                                                                       ------------
                                                                                                                          4,029,326
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.2%                      13,853  Barratt Developments  Plc                        275,844
                                                                      850  Bellway Plc                                       20,450
                                                                    2,757  Berkeley Group Holdings Plc                       69,266
                                                                      122  Bovis Homes Group Plc                              2,111
                                                                   17,405  Persimmon Plc                                    435,003
                                                                   55,759  Taylor Woodrow Plc                               369,487
                                                                   33,251  Wimpey George Plc                                321,734
                                                                                                                       ------------
                                                                                                                          1,493,895
                    ---------------------------------------------------------------------------------------------------------------
                    Household Products - 0.2%                      35,555  Reckitt Benckiser Plc                          1,470,417
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                             43,029  LogicaCMG Plc                                    124,582
                    ---------------------------------------------------------------------------------------------------------------
                    Independent Power Producers & Energy           77,818  International Power Plc                          454,974
                    Traders - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.2%                17,683  Cookson Group Plc                                187,449
                                                                   37,131  Smiths Group Plc                                 621,798
                                                                   88,708  Tomkins Plc                                      392,297
                                                                                                                       ------------
                                                                                                                          1,201,544
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 1.1%                              154,525  Aviva Plc                                      2,260,074
                                                                  112,244  Friends Provident Plc                            405,701
                                                                  372,927  Legal & General Group Plc                        992,661

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  295,614  Old Mutual Plc                              $    924,915
                                                                  145,550  Prudential Plc                                 1,803,912
                                                                   26,352  Resolution Plc                                   303,957
                                                                  104,732  Royal & Sun Alliance Insurance Group             291,493
                                                                  154,762  Standard Life Plc (c)                            782,699
                                                                                                                       ------------
                                                                                                                          7,765,412
                    ---------------------------------------------------------------------------------------------------------------
                    Internet & Catalog Retail - 0.2%               56,318  GUS Plc                                        1,016,217
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                               10,160  FKI Plc                                           17,128
                                                                   11,145  IMI Plc                                          105,496
                                                                   29,256  Invensys Plc (c)                                 113,532
                                                                                                                       ------------
                                                                                                                            236,156
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.8%                                   74,833  Aegis Group Plc                                  186,960
                                                                   78,664  British Sky Broadcasting Plc                     802,289
                                                                   10,334  Daily Mail & General Trust                       117,074
                                                                   62,341  EMI Group Plc                                    309,754
                                                                    7,829  Emap Plc                                         109,975
                                                                  217,260  ITV Plc                                          392,639
                                                                   43,313  Pearson Plc                                      615,290
                                                                   84,905  Reed Elsevier Plc                                939,688
                                                                   86,174  Reuters Group Plc                                699,404
                                                                   10,641  Trinity Mirror Plc                                94,613
                                                                   14,647  United Business Media Plc                        181,258
                                                                   80,239  WPP Group Plc                                    992,215
                                                                   32,669  Yell Group Plc                                   363,396
                                                                                                                       ------------
                                                                                                                          5,804,555
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 1.4%                         80,557  Anglo American Plc                             3,360,115
                                                                  147,410  BHP Billiton Plc                               2,538,751
                                                                   63,008  Corus Group Plc                                  456,656
                                                                   56,351  Rio Tinto Plc Registered Shares                2,659,923
                                                                   21,955  Xstrata Plc                                      905,103
                                                                                                                       ------------
                                                                                                                          9,920,548
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.6%                        232,685  Centrica Plc                                   1,413,669
                                                                  160,209  National Grid Plc                              1,997,562
                                                                   52,179  United Utilities Plc                             687,630
                                                                                                                       ------------
                                                                                                                          4,098,861
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.3%                        92,673  Marks & Spencer Group Plc                      1,112,214
                                                                   18,188  Next Plc                                         644,148
                                                                                                                       ------------
                                                                                                                          1,756,362
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 3.8%            204,685  BG Group Plc                                $  2,481,378
                                                                1,084,572  BP Plc                                        11,790,808
                                                                    3,749  BP Plc (a)                                       245,860
                                                                  210,573  Royal Dutch Shell Plc                          6,930,599
                                                                  150,374  Royal Dutch Shell Plc Class B                  5,092,520
                                                                                                                       ------------
                                                                                                                         26,541,165
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 2.0%                         88,619  AstraZeneca Plc                                5,525,548
                                                                  319,488  GlaxoSmithKline Plc                            8,486,260
                                                                      800  GlaxoSmithKline Plc (a)                           42,584
                                                                                                                       ------------
                                                                                                                         14,054,392
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                       34,518  British Land Co. Plc                             879,472
                    Development - 0.4%                                369  Brixton Plc                                        3,646
                                                                      231  Great Portland Estates Plc                         2,611
                                                                   18,654  Hammerson Plc                                    457,160
                                                                   29,955  Land Securities Group Plc                      1,101,176
                                                                    9,622  Liberty International Plc                        220,173
                                                                   17,134  Slough Estates Plc                               212,835
                                                                                                                       ------------
                                                                                                                          2,877,073
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.1%                              7,097  Arriva Plc                                        87,495
                                                                   31,384  Firstgroup Plc                                   287,694
                                                                    8,934  National Express Group Plc                       156,702
                                                                   30,764  Stagecoach Group Plc                              72,981
                                                                                                                       ------------
                                                                                                                            604,872
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                 77,662  ARM Holdings Plc                                 170,456
                    Equipment - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.1%                                21,202  Misys Plc                                         89,604
                                                                  108,850  Sage Group Plc                                   510,854
                                                                                                                       ------------
                                                                                                                            600,458
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.3%                        94,643  DSG International Plc                            387,164
                                                                   24,803  Galiform Plc                                      44,477
                                                                   45,858  HMV Group Plc                                    138,769
                                                                   49,782  Kesa Electricals Plc                             302,914
                                                                  141,072  Kingfisher Plc                                   646,267
                                                                   76,918  Signet Group Plc                                 158,764
                                                                    2,126  Travis Perkins Plc                                68,941
                                                                                                                       ------------
                                                                                                                          1,747,296
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                     39,914  Burberry Group Plc                               384,713
                    Goods - 0.1%
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                                   Shares
Country             Industry                                         Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.6%                                 82,235  British American Tobacco Plc                $  2,218,125
                                                                   39,420  Gallaher Group Plc                               643,562
                                                                   39,269  Imperial Tobacco Group Plc                     1,305,666
                                                                                                                       ------------
                                                                                                                          4,167,353
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies &                            19,858  Bunzl Plc                                        247,970
                    Distributors - 0.2%                            40,173  Wolseley Plc                                     844,936
                                                                                                                       ------------
                                                                                                                          1,092,906
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%           11,599  BBA Group Plc                                     57,686
                    ---------------------------------------------------------------------------------------------------------------
                    Water Utilities - 0.1%                         14,810  Kelda Group Plc                                  235,284
                                                                   19,122  Severn Trent Plc                                 477,202
                                                                                                                       ------------
                                                                                                                            712,486
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                  2,852,223  Vodafone Group Plc                             6,513,202
                    Services - 1.0%                                 3,656  Vodafone Group Plc (a)                            83,553
                                                                                                                       ------------
                                                                                                                          6,596,755
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in the United Kingdom    156,181,627
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks
                                                                           (Cost - $484,569,720) - 92.9%                641,748,509
-----------------------------------------------------------------------------------------------------------------------------------

                                                                           Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
United                                                            284,277  iShares MSCI EAFE Index Fund                  19,251,238
States - 2.8%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Exchange-Traded Funds
                                                                           (Cost - $17,644,632) - 2.8%                   19,251,238
-----------------------------------------------------------------------------------------------------------------------------------

                                                                           Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.2%      Automobiles - 0.1%                                497  Porsche AG                                       514,263
                                                                    5,058  Volkswagen AG, 4.35%                             298,898
                                                                                                                       ------------
                                                                                                                            813,161
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                                2,695  Henkel KGaA, 1.75%                               374,368
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                    5,011  ProSieben SAT.1 Media AG, 2.24%                  138,697
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.0%                          1,869  RWE AG, 3.50%                                    156,543
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Preferred Stocks in Germany              1,482,769
-----------------------------------------------------------------------------------------------------------------------------------
United              Media - 0.0%                                    9,395  Emap Plc                                          19,304
Kingdom - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Preferred Stocks in the United
                                                                           Kingdom                                           19,304
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Preferred Stocks
                                                                           (Cost - $841,318) - 0.2%                       1,502,073
-----------------------------------------------------------------------------------------------------------------------------------

                                                                           Rights
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 0.0%        Metals & Mining - 0.0%                          7,000  Dowa Mining Co., Ltd. (e)                              0
                    ---------------------------------------------------------------------------------------------------------------
                                                                           Total Rights (Cost - $0) - 0.0%                        0
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                               Beneficial
                                                                 Interest  Short-Term Securities                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           USD 18,215,087  BlackRock Liquidity Series, LLC
                                                                           Cash Sweep Series I, 5.18% (b)(d)           $ 18,215,087
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Short-Term Securities
                                                                           (Cost - $18,215,087) - 2.6%                   18,215,087
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Investments
                                                                           (Cost - $521,270,757*) - 98.5%               680,716,907

                                                                           Other Assets Less Liabilities - 1.5%          10,330,924
                                                                                                                       ------------
                                                                           Net Assets - 100.0%                         $691,047,831
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 526,802,411
                                                                  =============
      Gross unrealized appreciation                               $ 163,558,271
      Gross unrealized depreciation                                  (9,643,775)
                                                                  -------------
      Net unrealized appreciation                                 $ 153,914,496
                                                                  =============

(a)   Depositary receipts.
(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ---------------------------------------------------------------------------------
                                                                  Net          Interest
      Affiliate                                                Activity         Income
      ---------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series I    $(2,113,788)     $ 475,415
      ---------------------------------------------------------------------------------

(c)   Non-income producing security.
(d)   Represents the current yield as of September 30, 2006.
(e)   The rights may be exercised until January 29, 2010.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of September 30, 2006 were as follows:

      --------------------------------------------------------------------------------------------------------------------
      Number of                                                         Expiration                             Unrealized
      Contracts        Issue                        Exchange               Date             Face Value        Appreciation
      --------------------------------------------------------------------------------------------------------------------
          105          DJ Euro Stoxx 50             Eurex              December 2006        $ 5,102,009       $    102,635
           40          FTSE 100 Index Future        LIFFE              December 2006        $ 4,411,097             61,865
           19          Hang Seng Index Future       Hong Kong           October 2006        $ 2,137,237              3,486
           71          OMX 30 Index Future          Stockholm           October 2006        $   998,415              9,878
           31          SPI 200 Index Future         Sydney             December 2006        $ 2,898,204             97,624
           85          TOPIX Index Future           Tokyo              December 2006        $11,576,167             50,903
      --------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                                                     $    326,391
                                                                                                              ============

Master International Index Series of Quantitative Master Series Trust
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

o Forward foreign exchange contracts as of September 30, 2006 were as follows:

      -------------------------------------------------------------------------
      Foreign Currency                      Settlement              Unrealized
      Purchased                                Date                Depreciation
      -------------------------------------------------------------------------
      AUD  2,838,500                       November 2006           $    (37,137)
      CHF  5,445,600                       November 2006                (77,534)
      EUR  13,184,900                      November 2006               (177,088)
      GBP  4,684,500                       November 2006               (103,517)
      HKD  1,698,000                       November 2006                   (786)
      JPY  1,582,622,700                   November 2006               (245,728)
      SEK  9,437,300                       November 2006                (22,066)
      -------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward  Foreign Exchange
      Contracts - Net (USD Commitment - $47,636,681)               $   (663,856)
                                                                   ============

o Forward foreign exchange contracts as of September 30, 2006 were as follows:

      -------------------------------------------------------------------------
      Foreign Currency                      Settlement              Unrealized
      Sold                                     Date                Appreciation
      -------------------------------------------------------------------------
      AUD  1,633,800                       November 2006           $     15,572
      CHF  3,100,000                       November 2006                 25,617
      EUR  7,016,000                       November 2006                 72,419
      GBP  2,470,000                       November 2006                 64,572
      HKD  1,698,000                       November 2006                    556
      JPY  924,330,000                     November 2006                 71,839
      SEK  5,062,000                       November 2006                  8,008
      -------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward  Foreign Exchange
      Contracts - Net (USD Commitment - $26,273,381)               $    258,583
                                                                   ============

o     Currency Abbreviations:

      AUD   Australia Dollar
      CHF   Swiss Franc
      EUR   Euro
      GBP   British Pound
      HKD   Hong Kong Dollar
      JPY   Japanese Yen
      SEK   Swedish Krona
      USD   U.S. Dollar

The American Beacon Money Market Fund invests all of its investable assets in the American Beacon Master Money Market Portfolio. The Schedule of Investments for the American Beacon Master Money Market Portfolio for the fiscal quarter ended September 30, 2006 is provided below.

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2006 (Unaudited)

                                                            PAR
                                                          AMOUNT        VALUE
                                                        ----------   -----------
                                                         (DOLLARS IN THOUSANDS)
FUNDING AGREEMENTS - 1.07%
   Metropolitan Life Insurance Co., 5.45%, Due
      1/3/2007 ......................................   $  150,000   $   150,000
                                                                     -----------
MEDIUM-TERM NOTES - 32.13%
   Abbey National Treasury Services, PLC, 5.377%,
      Due 6/29/2007 ++ ..............................      310,215       310,344
   ABN Amro Bank NV, 5.464%, Due 5/11/2007 ++ .......       23,170        23,182
   American Honda Finance Corp.,
      5.537%, Due 10/10/2006 ++ # ...................       30,000        30,000
      5.498%, Due 10/18/2006 ++ # ...................       47,000        47,000
      5.44%, Due 11/7/2006 ++ # .....................       55,000        55,000
      5.35%, Due 12/12/2006 ++ # ....................       63,000        62,999
      5.647%, Due 1/16/2007 ++ # ....................       25,000        25,011
      5.45%, Due 1/26/2007 ++ # .....................       50,000        49,999
      5.523%, Due 2/20/2007 ++ # ....................       10,000        10,006
      5.467%, Due 7/10/2007 ++ # ....................       33,040        33,042
      5.541%, Due 7/23/2007 ++ # ....................       10,000        10,007
   ASIF Global Financing,
      5.47%, Due 12/11/2006 ++ # ....................       30,000        30,006
      5.398%, Due 2/23/2007 ++ # ....................      238,250       238,253
      5.508%, Due 5/3/2007 ++ # .....................      107,200       107,260
   Citigroup Global Markets Holdings, Inc.,
      5.50%, Due 12/12/2006 ++ ......................       28,933        28,940
      5.46%, Due 3/16/2007 ++ .......................      149,300       149,367
   Citigroup, Inc., 5.451%, Due 6/4/2007 ++ .........      165,275       165,355
   Credit Suisse USA, Inc.,
      5.905%, Due 2/15/2007 ++ ......................       32,604        32,665
      6.064%, Due 3/28/2007 ++ ......................       10,000        10,036
      5.58%, Due 4/5/2007 ++ ........................      215,443       215,561
   General Electric Capital Corp.,
      5.48%, Due 3/9/2007 ++ ........................       32,500        32,519
      5.447%, Due 6/22/2007 ++ ......................      225,904       226,064
      5.43%, Due 10/17/2007 ++ ......................      180,000       180,000
   Goldman Sachs Group, Inc.,
      5.66%, Due 10/27/2006 ++ ......................       50,000        50,006
      5.467%, Due 3/30/2007 ++ ......................       64,000        64,039
      5.504%, Due 5/11/2007 ++ ......................       70,820        70,864
   HBOS Treasury Services PLC, 5.58%, Due
      1/12/2007 ++ # ................................       20,000        20,008
   HSBC Finance Corp.,
      5.59%, Due 2/9/2007 ++ ........................       20,715        20,730
      5.44%, Due 2/28/2007 ++ .......................       23,500        23,506
      5.486%, Due 5/10/2007 ++ ......................       39,000        39,015
      5.64%, Due 7/27/2007 ++ .......................       86,525        86,655
      5.412%, Due 10/4/2007 ++ ......................      115,000       115,085
   JP Morgan Chase & Co., 5.52%, Due 12/12/2006 ++ ..       24,500        24,507
   MBNA Europe Funding Plc, 5.49%, Due 9/7/2007 ++ #.      140,525       140,687

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
September 30, 2006 (Unaudited)

                                                            PAR
                                                          AMOUNT        VALUE
                                                        ----------   -----------
                                                         (DOLLARS IN THOUSANDS)
   Merrill Lynch & Co., Inc.,
      5.55%, Due 10/19/2006 ++ ......................   $  153,000   $   153,004
      5.66%, Due 10/27/2006 ++ ......................       48,100        48,106
      5.365%, Due 5/29/2007 ++ ......................       52,000        51,994
      5.43%, Due 8/24/2007 ++ .......................       39,830        39,851
   Monumental Global Funding II, 5.378%,
      Due 12/27/2006 ++ # ...........................       40,000        40,002
   Morgan Stanley,
      5.50%, Due 11/9/2006 ++ .......................       40,000        40,003
      5.64%, Due 1/12/2007 ++ .......................       21,700        21,712
      5.615%, Due 7/27/2007 ++ ......................       58,595        58,679
   PACCAR Financial Corp., 5.311%, Due
      12/4/2006 ++ ..................................      125,000       124,989
   Toyota Motor Credit Corp.,
      5.29%, Due 11/6/2006 ++ .......................       45,000        45,000
      5.357%, Due 3/22/2007 ++ ......................       30,000        30,004
      5.416%, Due 8/10/2007 ++ ......................       60,000        60,017
      5.36%, Due 9/14/2007 ++ .......................       95,000        95,022
   Wachovia Corp.,
      5.54%, Due 2/6/2007 ++ ........................      153,925       153,972
      5.591%, Due 7/20/2007 ++ ......................      179,152       179,318
   Wells Fargo & Co.,
      5.449%, Due 3/23/2007 ++ ......................      266,100       266,225
      5.424%, Due 9/28/2007 ++ ......................      226,020       226,259
      5.34%, Due 10/15/2007 ++ # ....................      150,000       150,000
                                                                     -----------
   TOTAL MEDIUM-TERM NOTES ..........................                  4,511,875
                                                                     -----------
PROMISSORY NOTES - 2.14%
   Goldman Sachs Group, Inc., 5.50%,
      Due 2/9/2007 ++ # .............................      300,000       300,000
                                                                     -----------
CERTIFICATES OF DEPOSIT AND BANK NOTES - 31.81%
   Abbey National Treasury Services, PLC, 5.597%,
      Due 1/16/2007 ++ # ............................       54,000        54,026
   Allied Irish Banks Plc, 5.415%, Due 5/3/2007 ++ ..       50,000        49,987
   Bank of Nova Scotia, 5.327%, Due 6/20/2007 ++ ....      200,000       199,968
   BB&T Corp.,
      5.458%, Due 1/24/2007 ++ ......................      150,000       149,999
      5.461%, Due 6/4/2007 ++ .......................       76,380        76,434
      5.396%, Due 8/10/2007 ++ ......................       50,000        49,996
   BNP Paribas, 5.33%, Due 6/20/2007 ++ .............      450,000       449,936
   Canadian Imperial Bank of Commerce, 5.568%,
      Due 4/2/2007 ++ ...............................       39,000        39,019
   Caylon,
      5.416%, Due 8/10/2007 ++ ......................      342,000       341,990
      5.33%, Due 9/13/2007 ++ .......................      185,700       185,653
      5.448%, Due 10/3/2007 ++ ......................       67,500        67,486
   Credit Suisse USA, Inc.,
      5.37%, Due 6/12/2007 ++ .......................      150,000       150,000
      5.384%, Due 8/13/2007 ++ ......................       50,000        50,000

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
September 30, 2006 (Unaudited)

                                                            PAR
                                                          AMOUNT        VALUE
                                                        ----------   -----------
                                                         (DOLLARS IN THOUSANDS)
   HSBC Bank USA,
      5.41%, Due 12/14/2006 ++ ......................   $  243,700   $   243,723
      5.46%, Due 9/21/2007 ++ .......................      203,550       203,764
   JP Morgan Chase Bank, NA, 5.55%, Due
      1/12/2007 ++ ..................................       63,000        63,013
   M&I Marshall & Ilsley Bank, 5.474%, Due
      8/1/2007 ++ ...................................       50,000        50,000
   National City Bank, 5.421%, Due 6/4/2007 ++ ......       36,800        36,815
   Royal Bank of Canada,
      5.317%, Due 12/22/2006 ++ .....................       30,000        29,997
      5.52%, Due 1/12/2007 ++ .......................       10,000        10,001
   Royal Bank of Scotland Plc,
      5.41%, Due 11/24/2006 ++ # ....................      30,200        30,202
      5.367%, Due 3/30/2007 ++ # ....................      278,000       278,034
      5.32%, Due 10/19/2007 ++ # ....................      150,000       150,000
   SouthTrust Bank,
      5.45%, Due 3/19/2007 ++ .......................       46,000        46,019
      5.45%, Due 6/14/2007 ++ .......................       16,170        16,180
   State Street Bank & Trust Co.,
      5.36%, Due 12/15/2006 ++ ......................       16,950        16,949
      5.47%, Due 1/16/2007 ++ .......................       59,500        59,502
   SunTrust Banks, Inc., 5.486%, Due 5/17/2007 ++ ...      167,000       167,078
   US Bank, NA,
      5.445%, Due 1/25/2007 ++ ......................      233,000       233,005
      5.39%, Due 3/16/2007 ++ .......................       50,000        50,009
      5.42%, Due 9/10/2007 ++ .......................       50,000        50,031
      5.538%, Due 10/1/2007 ++ ......................       12,750        12,760
   Wachovia Bank, NA,
      5.341%, Due 12/4/2006 ++ ......................       27,000        27,000
      5.327%, Due 3/30/2007 ++ ......................      200,000       199,999
   Wachovia Corp., 5.354%, Due 9/28/2007 ++ .........       50,000        50,014
   World Savings Bank FSB,
      5.46%, Due 6/1/2007 ++ ........................      178,460       178,551
      5.49%, Due 10/19/2007 ++ ......................      400,000       400,175
                                                                     -----------
   TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES .....                  4,467,315
                                                                     -----------
COMMERCIAL PAPER - 17.53%
   Falcon Asset Security Corp.,
      5.27%, Due 10/27/2006 # .......................       79,559        79,279
      5.26%, Due 11/21/2006 # .......................       23,194        23,024
   FCAR Owner Trust, Series I,
      5.28%, Due 10/16/2006 .........................      100,000        99,795
      5.28%, Due 11/8/2006 ..........................       50,000        49,729
      5.29%, Due 11/15/2006 .........................       50,000        49,677
      5.28%, Due 12/13/2006 .........................      100,000        98,944
      5.285%, Due 12/15/2006 ........................       50,000        49,457
      5.27%, Due 12/20/2006 .........................       66,000        65,237

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
September 30, 2006 (Unaudited)

                                                           PAR
                                                          AMOUNT        VALUE
                                                        ----------   -----------
                                                         (DOLLARS IN THOUSANDS)
   Fountain Square Commercial Funding,
      5.27%, Due 10/11/2006 # .......................   $   50,000   $    49,934
      1.00%, Due 10/16/2006 # .......................       48,000        47,902
      1.00%, Due 10/25/2006 # .......................       21,000        20,929
      5.27%, Due 11/9/2006 # ........................       47,000        46,738
      5.29%, Due 11/15/2006 # .......................       20,619        20,486
      5.29%, Due 11/21/2006 # .......................        5,076         5,039
      5.26%, Due 11/28/2006 # .......................       44,684        44,312
      5.28%, Due 12/1/2006 # ........................       14,898        14,767
      5.29%, Due 12/19/2006 # .......................       50,000        49,427
      5.26%, Due 12/20/2006 # .......................       45,000        44,481
   Galaxy Funding, Inc., 5.275%, Due 11/27/2006 # ...       40,000        39,672
   Golden Funding Corp., 5.26%, Due 12/26/2006 # ....       21,913        21,641
   GOVCO, Inc., 5.28%, Due 11/21/2006 # .............       32,000        31,765
   K2 USA LLC, 5.28%, Due 11/27/2006 # ..............       26,800        26,580
   Long Lane Master Trust IV, 5.27%, Due
      10/6/2006 # ...................................      150,000       149,912
   Preferred Receivables Funding Corp., 5.265%,
      Due 10/5/2006 # ...............................       35,000        34,985
   Scaldis Capital LLC,
      5.27%, Due 10/30/2006 # .......................      200,000       199,180
      5.27%, Due 10/31/2006 # .......................       70,470        70,171
   Sheffield Receivables Corp.,
      5.265%, Due 10/16/2006 # ......................       16,616        16,582
      5.265%, Due 10/18/2006 # ......................      150,000       149,649
   Stanfield Victoria,
      5.27%, Due 10/4/2006 # ........................       59,000        58,983
      5.295%, Due 11/1/2006 # .......................       35,000        34,845
      5.27%, Due 11/9/2006 # ........................       40,000        39,777
   Three Rivers Funding Corp.,
      5.28%, Due 10/12/2006 # .......................      118,354       118,180
      5.27%, Due 10/16/2006 # .......................       83,871        83,699
      5.28%, Due 10/26/2006 # .......................      274,743       273,816
   Tulip Funding Corp., 5.27%, Due 10/31/2006 # .....      123,492       122,968
   Windmill Funding Corp.,
      5.265%, Due 10/10/2006 # ......................       24,000        23,972
      5.27%, Due 11/10/2006 # .......................       34,000        33,806
      5.27%, Due 12/18/2006 # .......................       73,500        72,671
                                                                     -----------
   TOTAL COMMERCIAL PAPER ...........................                  2,462,011
                                                                     -----------
TIME DEPOSITS - 7.55%
   Deutsche Bank AG, 5.406%, Due 10/2/2006 ..........      450,000       450,000
   Dexia Credit Local S.A., 5.375%, Due 10/2/2006 ...      400,000       400,000
   ING Bank, NV, 5.40%, Due 10/2/2006 ...............      100,000       100,000
   Suntrust Bank, 5.313%, Due 10/2/2006 .............      110,000       110,000
                                                                     -----------
   TOTAL TIME DEPOSITS ..............................                  1,060,000
                                                                     -----------

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
September 30, 2006 (Unaudited)

                                                           PAR
                                                          AMOUNT        VALUE
                                                        ----------   -----------
                                                         (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS - 14.79%
   Barclays Capital, Inc., 5.37%, Due 10/2/2006 .....   $1,775,000   $ 1,775,000
   Goldman Sachs, 5.36%, Due 10/2/2006 ..............      301,631       301,631
                                                                     -----------
   TOTAL REPURCHASE AGREEMENTS ......................                  2,076,631
                                                                     -----------
TOTAL INVESTMENTS - 107.02% (COST $15,027,832) ......                $15,027,832
LIABILITIES, NET OF OTHER ASSETS - (7.02%) ..........                   (985,536)
                                                                     -----------
TOTAL NET ASSETS - 100.00% ..........................                $14,042,296
                                                                     ===========

     Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,910,714 or 27.85% of net assets.

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

   Security Valuation

     Securites of the Portfolio are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the American Beacon Master Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

The American Beacon Municipal Money Market Fund invests all of its investable assets in the American Beacon Master Municipal Money Market Portfolio. The Schedule of Investments for the American Beacon Master Municipal Money Market Portfolio for the fiscal quarter ended September 30, 2006 is provided below.

AMERICAN BEACON MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2006 (Unaudited)

                                                                   PAR
                                                                 AMOUNT     VALUE
                                                                --------   -------
                                                              (DOLLARS IN THOUSANDS)
ALABAMA - 3.21%
   Infirmary Health System Special Care Facilities
      Financial Authority of Mobile Revenue Bonds,
      Series 2006A, 3.75%, Due 2/1/2040, LOC Bank of
      Nova Scotia .........................................     $  1,000   $ 1,000
                                                                           -------
COLORADO - 6.34%
   Colorado Educational and Cultural Facilities
      Variable Rate Demand Revenue Bonds, Series A7,
      (National Jewish Federation Bond Program),
      3.89%, Due 7/1/2029, LOC Bank Of America, NA ........          975       975
   University of Colorado Hospital System Revenue
      Bonds, Series 2004B, 3.74%, Due 11/15/2035, LOC
      Citibank, NA ........................................        1,000     1,000
                                                                           -------
   TOTAL COLORADO .........................................                  1,975
                                                                           -------
FLORIDA - 16.48%
   Alachua County, Florida Housing Financial
      Authority, Multifamily Housing Revenue Bonds,
      Series 2001, (University Cove Apartment
      Project), 3.79%, Due 6/15/2034, LOC Fannie
      Mae .................................................        1,830     1,830
   Florida Gulf Coast University Financing Corp.
      Revenue Bonds, Series 2003, 3.78%, Due
      12/1/2033, LOC Wachovia Bank, NA ....................        1,000     1,000
   Orange County Health Facilities Authority,
      Variable Rate Demand Revenue Bonds, Series
      1992, (Adventist Health System/Sunbelt, Inc.),
      3.83%, Due 11/15/2014, LOC Suntrust Bank ............          900       900
   University Athletic Association, Inc. Revenue
      Bonds, Series 2001 Bonds, 3.86%, Due 10/1/2031,
      LOC Suntrust Bank ...................................        1,405     1,405
                                                                           -------
   TOTAL FLORIDA ..........................................                  5,135
                                                                           -------
ILLINOIS - 8.34%
   Illinois Finance Authority Variable Rate Revenue
      Bonds, Series 2005B, 3.84%, Due 5/15/2035, LOC
      JP Morgan Chase .....................................          800       800
   Village of Richton Park, Illinois-Industrial
      Development Revenue Bonds, Series 1997, (Avatar
      Corporation Project), 3.90%, Due 4/1/2027, LOC
      Fifth Third Bank ....................................        1,800     1,800
                                                                           -------
   TOTAL ILLINOIS .........................................                  2,600
                                                                           -------
INDIANA - 3.21%
   Fort Wayne, Indiana Industrial Economic
      Development Revenue Bonds, Series 1989,
      (ND-Tech Corporation Project), 3.88%, Due
      7/1/2009, LOC Comerica Bank .........................        1,000     1,000
                                                                           -------
KENTUCKY - 7.18%
   Breckinridge County, Kentucky Lease Program
      Revenue Bonds, Series A, 3.89%, Due 2/1/2032,
      LOC US Bank, NA .....................................        1,136     1,136
   Carroll County, Kentucky Solid Waste Disposal
      Revenue Bonds, Series 2001, (North American
      Stainless, L.P.), 3.76%, Due 5/1/2031, LOC
      Fifth Third Bank ....................................        1,100     1,100
                                                                           -------
   TOTAL KENTUCKY .........................................                  2,236
                                                                           -------
MARYLAND - 5.39%
   Montgomery County, Maryland Variable Rate Housing
      Revenue Bonds, Series 1997, Issue I (The
      Grand), 3.75%, Due 6/1/2030, LOC Federal
      National Mortgage Association .......................        1,680     1,680
                                                                           -------
MICHIGAN - 5.70%
   Michigan State Housing Development Authority,
      Variable Rate Limited Obligation Multifamily
      Housing Revenue Refunding Bonds, 3.76%, Due
      6/1/2018, LOC Bank of New York ......................        1,775     1,775
                                                                           -------

                             See accompanying notes

AMERICAN BEACON MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
September 30, 2006 (Unaudited)

                                                                   PAR
                                                                 AMOUNT     VALUE
                                                                --------   -------
                                                              (DOLLARS IN THOUSANDS)
NEVADA - 3.21%
   Nevada Housing Divison-Variable Rate Demand Multi-Unit
      Housing Revenue Bonds, Series 2004, (Sundance
      Village Apartments), 3.77%, Due 10/1/2035, LOC
      Citibank, NA ........................................     $  1,000   $ 1,000
                                                                           -------
NEW YORK - 10.91%
   Dutchess County Industrial Development Agency Variable
      Rate Demand Civic Facility Revenue Bonds, Series
      2002, 3.75%, Due 10/1/2032, LOC Allied Irish Bank,
      PLC .................................................        1,000     1,000
   New York City Housing Development Corporation,
      Multi-Family Mortgage Revenue Bonds, Series 2002A,
      (First Avenue Development), 3.79%, Due 10/15/2035,
      LOC Fannie Mae ......................................          800       800
   New York State Housing Finance Agency, 66 West 38th
      Street Housing Revenue Bonds, Series 2000A, 3.75%,
      Due 5/15/2033, LOC Fannie Mae .......................        1,600     1,600
                                                                           -------
   TOTAL NEW YORK .........................................                  3,400
                                                                           -------
OHIO - 5.45%
   Ohio Water Development Authority, Environmental
      Improvement Revenue Bonds, Series 2000B, (Waste
      Management, Incorporated Project), 3.89%, Due
      7/1/2020, LOC Fleet National Bank ...................        1,700     1,700
                                                                           -------
PENNSYLVANIA - 7.38%
   Delaware County Pennsylvania Pollution Control, Series
      1999A, 3.86%, Due 4/1/2021, LOC Wachovia Bank, NA ...          800       800
   Indiana County Industrial Development Authority
      Refunding Bonds, Series 2003A (Exelon Generation),
      3.88%, Due 6/1/2027, LOC BNP Paribas ................        1,500     1,500
                                                                           -------
   TOTAL PENNSYLVANIA .....................................                  2,300
                                                                           -------
TEXAS - 3.85%
   City of Midlothian, Texas Industrial Development
      Corporation, Environmental Facilities Revenue Bonds,
      Series 1999, (Holnam Texas Limited Partnership
      Project), 3.77%, Due 9/1/2031, LOC Bank One .........        1,200     1,200
                                                                           -------
UTAH - 3.69%
   Morgan County UT Solid Waste Disposal Revenue Bonds,
      Series 1996, (Holman, Inc. Project), 3.80%, Due
      8/1/2031, LOC Wachovia Bank, NA .....................        1,150     1,150
                                                                           -------
WASHINGTON - 3.21%
   Washington State Housing Finance Commission Variable
      Rate Demand Non-Profit Revenue Bonds, Series 2005,
      (Seattle Art Museum Project), 3.81%, Due 7/1/2033,
      LOC Allied Irish Bank, PLC ..........................        1,000     1,000
                                                                           -------
WYOMING - 4.81%
   Sweetwater County, Wyoming Pollution Control Revenue
      Refunding Bonds, Series 1990A, (Pacificorp Project),
      3.75%, Due 7/1/2015, LOC Barclays Bank PLC ..........        1,500     1,500
                                                                           -------

                                                               SHARES
                                                              --------
SHORT TERM INVESTMENTS - 1.40%
   BlackRock Provident MuniCash Fund ......................     71,472        72

                             See accompanying notes

AMERICAN BEACON MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
September 30, 2006 (Unaudited)

                                                                 SHARES     VALUE
                                                                --------   -------
                                                              (DOLLARS IN THOUSANDS)
   Federated Municipal Obligations Fund ...................      365,242   $   365
                                                                           -------
   TOTAL SHORT TERM INVESTMENTS ...........................                    437
                                                                           -------
TOTAL INVESTMENTS - 99.76% (COST $31,088) .................                $31,088
OTHER ASSETS, NET OF LIABILITIES - 0.24% ..................                     74
                                                                           -------
TOTAL NET ASSETS - 100.00% ................................                $31,162
                                                                           =======

     Percentages are stated as a percent of net assets.

     For municipal obligations, rates associated with money market securities represent yield to maturity or yield to next reset date.

                             See accompanying notes

AMERICAN BEACON MUNICIPAL MONEY MARKET PORTFOLIO
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

   Security Valuation

     Securites of the Portfolio are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the American Beacon Master Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

The American Beacon S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio of the State Street Master Funds. The Schedule of Investments for the State Street Equity 500 Index Portfolio for the fiscal quarter ended September 30, 2006 is provided below.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
COMMON STOCK -- 97.7%
CONSUMER DISCRETIONARY -- 10.2%
Amazon.Com, Inc. (a)                                         68,000   $    2,184
Apollo Group, Inc. Class A (a)                               29,475        1,451
AutoNation, Inc. (a)                                         30,136          630
AutoZone, Inc. (a)                                           11,387        1,176
Avis Budget Group, Inc. (a)                                   1,920           35
Bed Bath & Beyond, Inc. (a)                                  59,014        2,258
Best Buy Co., Inc.                                           86,781        4,648
Big Lots, Inc. (a)                                           24,438          484
Black & Decker Corp.                                         16,033        1,272
Brunswick Corp.                                              19,929          622
Carnival Corp.                                               92,919        4,370
CBS Corp.                                                   163,098        4,594
Centex Corp.                                                 25,776        1,356
Circuit City Stores, Inc.                                    31,439          789
Clear Channel Communications, Inc.                          106,665        3,077
Coach, Inc. (a)                                              77,000        2,649
Comcast Corp. Class A (a)                                   439,767       16,205
D.R. Horton, Inc.                                            56,700        1,358
Darden Restaurants, Inc.                                     32,010        1,359
Dillard's, Inc. Class A                                      13,653          447
Dollar General Corp.                                         64,115          874
Dow Jones & Co., Inc.                                        12,526          420
Eastman Kodak Co.                                            60,837        1,363
eBay, Inc. (a)                                              246,020        6,977
EW Scripps Co. Class A                                       18,000          863
Family Dollar Stores, Inc.                                   33,068          967
Federated Department Stores, Inc.                           115,880        5,007
Ford Motor Co.                                              399,855        3,235
Fortune Brands, Inc.                                         32,566        2,446
Gannett Co., Inc.                                            49,938        2,838
Gap, Inc.                                                   113,930        2,159
General Motors Corp.                                        117,773        3,917
Genuine Parts Co.                                            35,493        1,531
Goodyear Tire & Rubber Co. (a)                               37,942          550
H&R Block, Inc.                                              68,820        1,496
Harley-Davidson, Inc.                                        55,138        3,460
Harman International Industries, Inc.                        13,900        1,160
Harrah's Entertainment, Inc.                                 38,433        2,553
Hasbro, Inc.                                                 36,787          837
Hilton Hotels Corp.                                          81,543        2,271
Home Depot, Inc.                                            435,357       15,790
International Game Technology                                71,952        2,986
Interpublic Group of Cos., Inc. (a)                          88,477          876
JC Penney & Co., Inc.                                        47,188        3,227
Johnson Controls, Inc.                                       41,596        2,984
Jones Apparel Group, Inc.                                    23,979          778
KB HOME                                                      15,862          695
Kohl's Corp. (a)                                             68,910        4,474
Leggett & Platt, Inc.                                        38,254          957

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
Lennar Corp. Class A                                         28,700   $    1,299
Limited Brands                                               70,969        1,880
Liz Claiborne, Inc.                                          22,041          871
Lowe's Cos., Inc.                                           321,546        9,023
Marriot International, Inc. Class A                          73,878        2,855
Mattel, Inc.                                                 81,445        1,604
McDonald's Corp.                                            258,053       10,095
McGraw-Hill, Inc.                                            74,026        4,296
Meredith Corp.                                                8,947          441
New York Times Co. Class A                                   30,745          707
Newell Rubbermaid, Inc.                                      57,721        1,635
News Corp. Class A                                          491,700        9,662
NIKE, Inc. Class B                                           41,013        3,594
Nordstrom, Inc.                                              49,376        2,089
Office Depot, Inc. (a)                                       59,670        2,369
OfficeMax, Inc.                                              14,319          583
Omnicom Group, Inc.                                          36,817        3,446
Pulte Homes, Inc.                                            44,872        1,430
Radioshack Corp.                                             28,653          553
Sears Holdings Corp. (a)                                     17,552        2,775
Sherwin-Williams Co.                                         23,570        1,315
Snap-On, Inc.                                                12,548          559
Stanley Works                                                18,132          904
Staples, Inc.                                               152,125        3,701
Starbucks Corp. (a)                                         159,052        5,416
Starwood Hotels & Resorts Worldwide, Inc. Class B            45,212        2,586
Target Corp.                                                180,157        9,954
Tiffany & Co.                                                30,068          998
Time Warner, Inc.                                           856,847       15,620
TJX Cos., Inc.                                               93,313        2,616
Tribune Co.                                                  40,155        1,314
Univision Communications,  Inc. Class A (a)                  53,018        1,821
V.F. Corp.                                                   18,488        1,349
Viacom, Inc. Class B (a)                                    150,698        5,603
Walt Disney Co.                                             441,773       13,655
Wendy's International, Inc.                                  24,867        1,666
Whirlpool Corp.                                              16,262        1,368
Wyndham Worldwide Corp. (a)                                  41,524        1,161
Yum! Brands, Inc.                                            57,722        3,004
                                                                      ----------
                                                                         264,472
                                                                      ----------
CONSUMER STAPLES -- 9.4%
Alberto Culver Co.                                           16,058          812
Altria Group, Inc.                                          440,464       33,718
Anheuser-Busch Cos., Inc.                                   161,167        7,657
Archer-Daniels-Midland Co.                                  138,167        5,234
Avon Products, Inc.                                          94,448        2,896
Brown-Forman Corp. Class B                                   17,182        1,317
Campbell Soup Co.                                            48,783        1,781
Clorox Co.                                                   31,310        1,973
Coca-Cola Co.                                               428,435       19,142
Coca-Cola Enterprises, Inc.                                  58,000        1,208
Colgate-Palmolive Co.                                       108,835        6,759

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
CONSUMER STAPLES -- (CONTINUED)
ConAgra Foods, Inc.                                         108,046   $    2,645
Constellation Brands, Inc. Class A (a)                       46,400        1,335
Costco Wholesale Corp.                                       97,851        4,861
CVS Corp.                                                   173,284        5,566
Dean Foods Co. (a)                                           28,400        1,193
Estee Lauder Cos, Inc. Class  A                              28,600        1,153
General Mills, Inc.                                          74,364        4,209
H.J. Heinz Co.                                               70,320        2,948
Hershey Foods Corp.                                          37,308        1,994
Kellogg Co.                                                  51,729        2,562
Kimberly-Clark Corp.                                         97,364        6,364
Kroger Co.                                                  152,022        3,518
McCormick & Co., Inc.                                        27,400        1,041
Molson Coors Brewing Co., Class B                             9,644          664
Pepsi Bottling Group, Inc.                                   28,353        1,007
PepsiCo, Inc.                                               347,710       22,692
Procter & Gamble Co.                                        668,257       41,419
Reynolds American, Inc.                                      35,680        2,211
Safeway, Inc.                                                93,693        2,844
Sara Lee Corp.                                              158,717        2,551
SuperValu, Inc.                                              43,003        1,275
Sysco Corp.                                                 129,281        4,324
Tyson Foods, Inc., Class A                                   53,800          854
UST Corp.                                                    33,547        1,839
Wal-Mart Stores, Inc.                                       517,328       25,515
Walgreen Co.                                                213,110        9,460
Whole Foods Market, Inc.                                     29,000        1,723
Wrigley Wm., Jr. Co.                                         46,370        2,136
                                                                      ----------
                                                                         242,400
                                                                      ----------
ENERGY -- 9.1%
Anadarko Petroleum Corp.                                     96,108        4,212
Apache Corp.                                                 69,030        4,363
Baker Hughes, Inc.                                           69,180        4,718
BJ Services Co.                                              62,910        1,895
Chesapeake Energy Corp.                                      79,600        2,307
ChevronTexaco Corp.                                         462,388       29,991
ConocoPhillips                                              347,296       20,675
Devon Energy Corp.                                           92,922        5,868
El Paso Corp.                                               145,394        1,983
EOG Resources, Inc.                                          50,568        3,289
ExxonMobil Corp.                                          1,251,702       83,989
Halliburton Co.                                             218,172        6,207
Hess Corp.                                                   50,106        2,075
Kinder Morgan, Inc.                                          23,138        2,426
Marathon Oil Corp.                                           74,957        5,764
Murphy Oil Corp.                                             39,500        1,878
Nabors Industries, Ltd. (a)                                  68,530        2,039
National Oilwell Varco, Inc. (a)                             36,300        2,125
Noble Corp.                                                  28,523        1,831
Occidental Petroleum Corp.                                  180,646        8,691
Rowan Cos., Inc.                                             23,239          735
Schlumberger, Ltd.                                          248,714       15,428

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
Smith International, Inc.                                    42,200   $    1,637
Sunoco, Inc.                                                 27,956        1,739
Transocean, Inc. (a)                                         66,295        4,855
Valero Energy Corp.                                         129,800        6,681
Weatherford International Ltd. (a)                           72,800        3,037
Williams Cos., Inc.                                         126,137        3,011
XTO Energy, Inc.                                             77,100        3,248
                                                                      ----------
                                                                         236,697
                                                                      ----------
FINANCIALS -- 21.8%
ACE, Ltd.                                                    68,155        3,730
AFLAC, Inc.                                                 105,816        4,842
Allstate Corp.                                              132,507        8,312
Ambac Financial Group, Inc.                                  22,047        1,824
American Express Co.                                        255,673       14,338
American International Group, Inc.                          546,883       36,236
Ameriprise Financial, Inc.                                   51,894        2,434
AmSouth Bancorp                                              72,519        2,106
AON Corp.                                                    66,023        2,236
Apartment Investment & Management Co. Class A                20,500        1,115
Archstone-Smith Trust                                        44,300        2,412
Bank of America Corp.                                       952,628       51,032
Bank of New York Co., Inc.                                  160,579        5,662
BB&T Corp.                                                  113,018        4,948
Bear Stearns Cos., Inc.                                      25,299        3,544
Boston Properties, Inc.                                      24,200        2,501
Capital One Financial Corp.                                  64,315        5,059
Charles Schwab Corp.                                        221,393        3,963
Chicago Mercantile Exchange Holdings, Inc.                    7,435        3,556
Chubb Corp.                                                  86,778        4,509
Cincinnati Financial Corp.                                   36,505        1,754
CIT Group, Inc.                                              42,000        2,042
Citigroup, Inc.                                           1,040,671       51,690
Comerica, Inc.                                               33,832        1,926
Commerce Bancorp, Inc.                                       38,300        1,406
Compass Bancshares, Inc.                                     27,100        1,544
Countrywide Financial Corp.                                 130,686        4,579
E*Trade Financial Corp. (a)                                  89,400        2,138
Equity Office Properties Trust                               73,641        2,928
Equity Residential                                           60,907        3,081
Fannie Mae                                                  204,229       11,418
Federal Home Loan Mortgage Corp.                            145,646        9,661
Federated Investors, Inc. Class B                            18,100          612
Fifth Third Bancorp                                         117,600        4,478
First Horizon National Corp.                                 26,117          993
Franklin Resources, Inc.                                     35,244        3,727
Genworth Financial, Inc. Class A                             96,200        3,368
Golden West Financial Corp.                                  56,222        4,343
Goldman Sachs Group, Inc.                                    91,000       15,394

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
FINANCIALS -- (CONTINUED)
Hartford Financial Services Group, Inc.                      64,188   $    5,568
Huntington Bancshares, Inc.                                  50,554        1,210
J.P. Morgan Chase & Co.                                     730,419       34,301
Janus Capital Group, Inc.                                    44,919          886
KeyCorp                                                      86,209        3,228
Kimco Realty Corp.                                           44,300        1,899
Legg Mason, Inc.                                             27,600        2,784
Lehman Brothers Holdings, Inc.                              112,936        8,341
Lincoln National Corp.                                       61,092        3,793
Loews Corp.                                                  96,642        3,663
M & T Bank Corp.                                             16,800        2,015
Marsh & McLennan Cos., Inc.                                 116,436        3,278
Marshall & Ilsley Corp.                                      53,792        2,592
MBIA, Inc.                                                   28,758        1,767
Mellon Financial Corp.                                       86,323        3,375
Merrill Lynch & Co., Inc.                                   187,327       14,653
MetLife, Inc.                                               159,907        9,064
MGIC Investment Corp.                                        18,362        1,101
Moody's Corp.                                                49,330        3,225
Morgan Stanley                                              225,643       16,452
National City Corp.                                         127,891        4,681
North Fork Bancorp, Inc.                                     98,735        2,828
Northern Trust Corp.                                         38,840        2,269
Plum Creek Timber Co., Inc.                                  38,580        1,313
PNC Financial Services Group, Inc.                           61,847        4,480
Principal Financial Group, Inc.                              56,050        3,042
Progressive Corp.                                           161,188        3,956
ProLogis                                                     51,200        2,921
Prudential Financial, Inc.                                  102,100        7,785
Public Storage, Inc.                                         25,600        2,201
Realogy Corp. (a)                                            51,905        1,177
Regions Financial Corp.                                      95,609        3,517
SAFECO Corp.                                                 24,664        1,453
Simon Property Group, Inc.                                   46,763        4,238
SLM Corp.                                                    87,242        4,535
Sovereign Bancorp, Inc.                                      77,805        1,674
St. Paul Travelers Cos., Inc.                               145,425        6,819
State Street Corp. (b)                                       69,525        4,338
SunTrust Banks, Inc.                                         76,972        5,948
Synovus Financial Corp.                                      67,604        1,986
T. Rowe Price Group, Inc.                                    55,580        2,660
Torchmark Corp.                                              20,676        1,305
U.S. Bancorp                                                375,161       12,463
UnumProvident Corp.                                          74,635        1,447
Vornado Realty Trust                                         26,200        2,856
Wachovia Corp.                                              334,186       18,648
Washington Mutual, Inc.                                     202,513        8,803
Wells Fargo Co.                                             708,222       25,623
XL Capital, Ltd. Class A                                     37,732        2,592
Zions Bancorp                                                22,219        1,773
                                                                      ----------
                                                                         563,967
                                                                      ----------

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
HEALTH CARE -- 12.3%
Abbott Laboratories                                         321,067   $   15,591
Aetna, Inc.                                                 115,228        4,557
Allergan, Inc.                                               31,991        3,603
AmerisourceBergen Corp.                                      43,432        1,963
Amgen, Inc. (a)                                             246,075       17,602
Applera Corp. - Applied Biosystems Group                     38,367        1,270
Barr Pharmaceuticals, Inc. (a)                               22,400        1,163
Bausch & Lomb, Inc.                                          11,325          568
Baxter International, Inc.                                  138,626        6,302
Becton, Dickinson & Co.                                      51,829        3,663
Biogen Idec, Inc. (a)                                        71,673        3,202
Biomet, Inc.                                                 51,841        1,669
Boston Scientific Corp. (a)                                 247,912        3,667
Bristol-Myers Squibb Co.                                    414,517       10,330
C.R. Bard, Inc.                                              21,594        1,620
Cardinal Health, Inc.                                        85,366        5,612
Caremark Rx, Inc.                                            89,808        5,089
CIGNA Corp.                                                  23,289        2,709
Coventry Health Care, Inc. (a)                               33,600        1,731
Eli Lilly & Co.                                             207,897       11,850
Express Scripts, Inc. (a)                                    29,000        2,189
Fisher Scientific International, Inc. (a)                    25,900        2,026
Forest Laboratories, Inc. (a)                                66,206        3,351
Genzyme Corp. (a)                                            55,105        3,718
Gilead Sciences, Inc. (a)                                    96,300        6,616
HCA, Inc.                                                    89,559        4,468
Health Management Associates, Inc. Class A                   50,398        1,053
Hospira, Inc. (a)                                            32,236        1,234
Humana, Inc. (a)                                             34,425        2,275
IMS Health, Inc.                                             41,881        1,116
Johnson & Johnson                                           615,546       39,974
King Pharmaceuticals, Inc. (a)                               49,932          850
Laboratory Corp. of America Holdings (a)                     26,300        1,724
Manor Care, Inc.                                             16,651          871
McKesson Corp.                                               63,831        3,365
Medco Health Solutions, Inc. (a)                             61,872        3,719
MedImmune, Inc. (a)                                          52,465        1,533
Medtronic, Inc.                                             242,902       11,280
Merck & Co., Inc.                                           459,503       19,253
Millipore Corp. (a)                                          10,728          658
Mylan Laboratories Inc.                                      43,200          870
Patterson Cos., Inc. (a)                                     29,500          991
Pfizer, Inc.                                              1,534,574       43,521
Quest Diagnostics Inc.                                       33,800        2,067
Schering-Plough Corp.                                       312,624        6,906
St. Jude Medical, Inc. (a)                                   74,194        2,618
Stryker Corp.                                                63,708        3,159
Tenet Healthcare Corp. (a)                                   99,009          806
Thermo Electron Corp. (a)                                    33,929        1,334
UnitedHealth Group, Inc.                                    283,768       13,961

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
HEALTH CARE -- (CONTINUED)
Watson Pharmaceuticals, Inc. (a)                             22,003   $      576
Wellpoint, Inc. (a)                                         130,978       10,092
Wyeth                                                       283,631       14,420
Zimmer Holdings, Inc. (a)                                    51,120        3,451
                                                                      ----------
                                                                         319,806
                                                                      ----------
INDUSTRIALS -- 10.7%
3M Co.                                                      158,984       11,832
Allied Waste Industries, Inc. (a)                            50,667          571
American Power Conversion Corp.                              36,667          805
American Standard Cos., Inc.                                 37,321        1,566
Avery Dennison Corp.                                         19,870        1,196
Boeing Co.                                                  167,245       13,187
Burlington Northern Santa Fe Corp.                           76,250        5,600
Caterpillar, Inc.                                           137,970        9,078
Cintas Corp.                                                 28,482        1,163
Cooper Industries, Ltd.                                      19,121        1,630
CSX Corp.                                                    92,648        3,042
Cummins, Inc.                                                11,473        1,368
Danaher Corp.                                                49,426        3,394
Deere & Co.                                                  48,241        4,048
Dover Corp.                                                  42,713        2,026
Eaton Corp.                                                  31,978        2,202
Emerson Electric Co.                                         86,635        7,265
Equifax, Inc.                                                26,769          983
FedEx Corp.                                                  64,346        6,993
Fluor Corp.                                                  18,106        1,392
General Dynamics Corp.                                       85,512        6,129
General Electric Co.                                      2,173,523       76,725
Goodrich Co.                                                 25,755        1,044
Honeywell International, Inc.                               172,342        7,049
Illinois Tool Works, Inc.                                    89,928        4,038
Ingersoll-Rand Co. Class A                                   68,600        2,605
ITT Industries, Inc.                                         38,404        1,969
L-3 Communications Holdings, Inc.                            26,600        2,084
Lockheed Martin Corp.                                        74,771        6,435
Masco Corp.                                                  83,074        2,278
Monster Worldwide, Inc. (a)                                  26,192          948
Navistar International Corp. (a)                             13,180          340
Norfolk Southern Corp.                                       86,861        3,826
Northrop Grumman Corp.                                       72,878        4,961
PACCAR, Inc.                                                 53,055        3,025
Pall Corp.                                                   26,774          825
Parker-Hannifin Corp.                                        25,223        1,961
Pitney Bowes, Inc.                                           45,939        2,038
R.R. Donnelley & Sons Co.                                    45,660        1,505
Raytheon Co.                                                 95,814        4,600
Robert Half International, Inc.                              36,214        1,230
Rockwell Automation, Inc.                                    37,120        2,157
Rockwell Collins, Inc.                                       35,419        1,942

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
Ryder Systems, Inc.                                          12,780   $      660
Southwest Airlines Co.                                      166,140        2,768
Textron, Inc.                                                26,975        2,360
Tyco International, Ltd.                                    423,948       11,866
Union Pacific Corp.                                          56,340        4,958
United Parcel Service, Inc. Class B                         228,400       16,431
United Technologies Corp.                                   213,014       13,494
W.W. Grainger, Inc.                                          16,109        1,080
Waste Management, Inc.                                      115,379        4,232
                                                                      ----------
                                                                         276,904
                                                                      ----------
INFORMATION TECHNOLOGY -- 14.7%
ADC Telecommunications, Inc. (a)                             25,018          375
Adobe Systems, Inc. (a)                                     121,842        4,563
Advanced Micro Devices, Inc. (a)                            102,784        2,554
Affiliated Computer Services, Inc. (a)                       24,600        1,276
Agilent Technologies, Inc. (a)                               85,997        2,811
Altera Corp. (a)                                             75,978        1,397
Analog Devices, Inc.                                         74,861        2,200
Apple Computer, Inc. (a)                                    179,292       13,811
Applied Materials, Inc.                                     290,361        5,148
Autodesk, Inc. (a)                                           48,430        1,684
Automatic Data Processing, Inc.                             116,938        5,536
Avaya, Inc. (a)                                             100,915        1,154
BMC Software, Inc. (a)                                       44,636        1,215
Broadcom Corp. Class A (a)                                   97,569        2,960
CA, Inc.                                                     80,829        1,915
CIENA Corp. (a)                                              18,012          491
Cisco Systems, Inc. (a)                                   1,284,259       29,538
Citrix Systems, Inc. (a)                                     38,153        1,382
Computer Sciences Corp. (a)                                  36,182        1,777
Compuware Corp. (a)                                          78,557          612
Comverse Technology, Inc. (a)                                42,838          918
Convergys Corp. (a)                                          28,605          591
Corning, Inc. (a)                                           328,585        8,021
Dell, Inc. (a)                                              479,091       10,942
Electronic Arts, Inc. (a)                                    65,200        3,630
Electronic Data Systems Corp.                               107,786        2,643
EMC Corp. (a)                                               483,641        5,794
First Data Corp.                                            161,904        6,800
Fiserv, Inc. (a)                                             36,347        1,712
Freescale Semiconductor, Inc. Class B (a)                    86,108        3,273
Google, Inc. (a)                                             45,010       18,090
Hewlett-Packard Co.                                         575,919       21,130
Intel Corp.                                               1,213,103       24,954
International Business Machines Corp.                       320,118       26,230
Intuit, Inc. (a)                                             72,602        2,330
Jabil Circuit, Inc.                                          40,813        1,166
JDS Uniphase Corp. (a)                                      352,519          772

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
INFORMATION TECHNOLOGY -- (CONTINUED)
Juniper Networks, Inc. (a)                                  117,100   $    2,024
KLA-Tencor Corp.                                             41,864        1,862
Lexmark International Group, Inc. Class A (a)                21,702        1,251
Linear Technology Corp.                                      63,675        1,982
LSI Logic Corp. (a)                                          81,935          674
Lucent Technologies, Inc. (a)                               931,672        2,180
Maxim Integrated Products, Inc.                              67,156        1,885
Micron Technology, Inc. (a)                                 151,532        2,637
Microsoft Corp.                                           1,818,004       49,686
Molex, Inc.                                                  29,510        1,150
Motorola, Inc.                                              515,598       12,890
National Semiconductor Corp.                                 62,618        1,473
NCR Corp. (a)                                                38,184        1,508
Network Appliance, Inc. (a)                                  78,067        2,889
Novell, Inc. (a)                                             68,842          421
Novellus Systems, Inc. (a)                                   27,369          757
NVIDIA Corp. (a)                                             73,902        2,187
Oracle Corp. (a)                                            852,519       15,124
Parametric Technology Corp. New (a)                          23,296          407
Paychex, Inc.                                                72,927        2,687
PerkinElmer, Inc.                                            27,257          516
PMC-Sierra, Inc. (a)                                         43,224          257
QLogic Corp. (a)                                             34,290          648
QUALCOMM, Inc.                                              347,578       12,634
Sabre Holdings Corp. Class A                                 28,424          665
SanDisk Corp. (a)                                            40,800        2,184
Sanmina-SCI Corp. (a)                                       112,858          422
Solectron Corp. (a)                                         187,214          610
Sun Microsystems, Inc. (a)                                  732,888        3,642
Symantec Corp. (a)                                          208,134        4,429
Symbol Technologies, Inc.                                    52,185          775
Tektronix, Inc.                                              16,729          484
Tellabs, Inc. (a)                                            93,575        1,026
Teradyne, Inc. (a)                                           41,392          545
Texas Instruments, Inc.                                     322,503       10,723
Unisys Corp. (a)                                             72,779          412
VeriSign, Inc. (a)                                           51,300        1,036
Waters Corp. (a)                                             21,857          990
Xerox Corp. (a)                                             205,842        3,203
Xilinx, Inc.                                                 72,204        1,585
Yahoo!, Inc. (a)                                            261,580        6,613
                                                                      ----------
                                                                         380,468
                                                                      ----------
MATERIALS -- 2.8%
Air Products & Chemicals, Inc.                               45,889        3,046
Alcoa, Inc.                                                 184,446        5,172
Allegheny Technologies, Inc.                                 21,229        1,320
Ashland, Inc.                                                13,280          847
Ball Corp.                                                   21,670          877
Bemis Co., Inc.                                              21,628          711
Consol Energy, Inc.                                          38,300        1,215
Dow Chemical Co.                                            202,799        7,905

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
E.I. Du Pont de Nemours & Co.                               194,339   $    8,325
Eastman Chemical Co.                                         16,862          911
Ecolab, Inc.                                                 38,226        1,637
Freeport-McMoRan Copper & Gold, Inc. Class B                 42,514        2,264
Hercules, Inc. (a)                                           24,698          389
International Flavors & Fragrances, Inc.                     16,204          641
International Paper Co.                                      97,556        3,378
Louisiana-Pacific Corp.                                      21,959          412
MeadWestvaco Corp.                                           37,588          996
Monsanto Co.                                                114,692        5,392
Newmont Mining Corp.                                         94,042        4,020
Nucor Corp.                                                  66,008        3,267
Pactiv Corp. (a)                                             29,764          846
Phelps Dodge Corp.                                           42,510        3,601
PPG Industries, Inc.                                         34,490        2,314
Praxair, Inc.                                                67,420        3,989
Rohm & Haas Co.                                              29,896        1,416
Sealed Air Corp.                                             17,036          922
Sigma-Aldrich Corp.                                          13,793        1,044
Temple-Inland, Inc.                                          22,928          919
United States Steel Corp.                                    26,102        1,506
Vulcan Materials Co.                                         20,996        1,643
Weyerhaeuser Co.                                             51,624        3,176
                                                                      ----------
                                                                          74,101
                                                                      ----------
TELECOMMUNICATION SERVICES -- 3.4%
ALLTEL Corp.                                                 82,598        4,584
AT&T, Inc.                                                  817,053       26,603
BellSouth Corp.                                             381,628       16,315
CenturyTel, Inc.                                             23,808          944
Citizens Communications Co.                                  68,877          967
Embarq Corp.                                                 31,045        1,502
Qwest Communications International, Inc. (a)                331,922        2,894
Sprint Corp. (Fon Group)                                    628,400       10,777
Verizon Communications, Inc.                                609,610       22,635
Windstream Corp.                                             99,042        1,306
                                                                      ----------
                                                                          88,527
                                                                      ----------
UTILITIES -- 3.3%
AES Corp. (a)                                               137,914        2,812
Allegheny Energy, Inc. (a)                                   33,899        1,362
Ameren Corp.                                                 42,542        2,246
American Electric Power Co., Inc.                            82,254        2,992
CenterPoint Energy, Inc.                                     63,893          915
CMS Energy Corp. (a)                                         46,605          673
Consolidated Edison, Inc.                                    51,122        2,362
Constellation Energy Group, Inc.                             37,103        2,196
Dominion Resources, Inc.                                     73,887        5,652
DTE Energy Co.                                               36,946        1,534
Duke Energy Corp.                                           262,699        7,934
Dynegy Inc. Class A (a)                                      77,330          428

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                           SHARES        (000)
                                                         ----------   ----------
UTILITIES -- (CONTINUED)
Edison International                                         67,762   $    2,822
Entergy Corp.                                                44,043        3,445
Exelon Corp.                                                140,978        8,535
FirstEnergy Corp.                                            68,812        3,844
FPL Group, Inc.                                              85,578        3,851
KeySpan Corp.                                                36,606        1,506
Nicor, Inc.                                                   9,313          398
NiSource, Inc.                                               57,867        1,258
Peoples Energy Corp.                                          8,131          331
PG&E Corp.                                                   73,623        3,066
Pinnacle West Capital Corp.                                  20,581          927
PPL Corp.                                                    79,236        2,607
Progress Energy, Inc.                                        52,408        2,378
Public Service Enterprise Group, Inc.                        52,422        3,208
Sempra Energy                                                56,189        2,823
Southern Co.                                                156,758        5,402
TECO Energy, Inc.                                            43,276          677
TXU Corp.                                                    97,596        6,102
Xcel Energy, Inc.                                            83,797        1,730
                                                                      ----------
                                                                          86,016
                                                                      ----------
TOTAL COMMON STOCKS
(Cost $1,680,145,629)                                                  2,533,358
                                                                      ----------

                                                            PAR
                                                           AMOUNT
                                                            (000)
                                                         ----------
U.S. GOVERNMENT SECURITIES -- 0.2%
United States Treasury Bill
4.80% due 12/07/06 (c)(d)                                $    4,299        4,261
                                                                      ----------
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $4,261,169)                                                          4,261
                                                                      ----------

                                                           SHARES
                                                            (000)
                                                         ----------
MONEY MARKET FUNDS -- 2.0%
AIM Short Term Investment Prime Portfolio                    50,941   $   50,941
Federated Money Market Obligations Trust                        519          519
                                                                      ----------
TOTAL MONEY MARKET FUNDS
(Cost $51,460,510)                                                        51,460
                                                                      ----------
TOTAL INVESTMENTS -- 99.9%
(identified cost $1,735,867,308) (e)(f)                                2,589,079

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                              1,396
                                                                      ----------
NET ASSETS -- 100%                                                    $2,590,475
                                                                      ==========

(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c) Security held as collateral in relation to initial margin requirements on futures contracts.

(d)  Rate represents annualized yield at date of purchase.

(e) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2006 was $931,303,989 and $78,092,615,
     respectively, resulting in net unrealized appreciation of investments of $853,211,374.

(f) Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent annual financial statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

                                                          Number     Unrealized
                                                            of      Appreciation
                                                        Contracts      (000)
                                                        ---------   ------------
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration
   Date 12/2006                                            868         $1,401
Total unrealized appreciation on open futures
   contracts purchased                                                 $1,401

AFFILIATED ISSUER TABLE

                                                                                          Income Earned   Realized
                                                           Shares sold                      for the 9      Gain
                                        Shares purchased    for the 9                      Months ended  on shares
     Security        Number of shares   for the 9 Months  Months ended  Number of shares     9/30/06       sold
    Description     held at 12/31/2005    ended 9/30/06      9/30/06     held at 9/30/06      (000)        (000)
------------------  ------------------  ----------------  ------------  ----------------  -------------  ---------
State Street Corp.        70,325              1,200           2,000          69,525            $41          $42

The American Beacon Small Cap Index Fund invests all of its investable assets in the Master Small Cap Index Series of the Quantitative Master Series Trust. The Schedule of Investments for the Master Small Cap Index Series for the fiscal quarter ended September 30, 2006 is provided below.

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.6%              14,100      24/7 Real Media, Inc. (a)                                     $     120,414
                                         10,835      Advo, Inc.                                                          303,163
                                         25,400      aQuantive, Inc. (a)                                                 599,948
                                         14,600      Catalina Marketing Corp.                                            401,500
                                          9,500      inVentiv Health, Inc. (a)                                           304,285
                                          6,500      Marchex, Inc. Class B (a)(g)                                         99,710
                                         14,200      Valassis Communications, Inc. (a)                                   250,630
                                         31,880      ValueClick, Inc. (a)                                                591,055
                                                                                                                   -------------
                                                                                                                       2,670,705
--------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.6%                          4,600      Argon ST, Inc. (a)                                                  110,262
                                         15,268      Curtiss-Wright Corp.                                                463,384
                                          7,926      Heico Corp.                                                         271,862
                                          5,500      K&F Industries Holdings, Inc. (a)                                   103,290
                                          5,400      Ladish Co., Inc. (a)                                                155,952
                                          3,200      MTC Technologies, Inc. (a)                                           76,928
                                         11,613      Moog, Inc. Class A (a)                                              402,507
                                         16,535      Orbital Sciences Corp. (a)                                          310,362
                                         10,934      Teledyne Technologies, Inc. (a)                                     432,986
                                          2,200      TransDigm Group, Inc. (a)                                            53,724
                                          2,500      United Industrial Corp.                                             133,750
                                                                                                                   -------------
                                                                                                                       2,515,007
--------------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing &                    1,200      Alico, Inc.                                                          70,212
Ranching - 0.2%                           3,600      The Andersons, Inc.                                                 122,940
                                         10,628      Delta & Pine Land Co.                                               430,434
                                         18,800      Gold Kist, Inc. (a)                                                 391,792
                                                                                                                   -------------
                                                                                                                       1,015,378
--------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.9%                     10,968      AAR Corp. (a)                                                       261,477
                                         17,300      ABX Air, Inc. (a)                                                    97,226
                                         28,820      AirTran Holdings, Inc. (a)                                          285,894
                                         12,599      Alaska Air Group, Inc. (a)                                          479,266
                                          7,500      Atlas Air Worldwide Holdings, Inc. (a)                              326,400
                                          7,385      Bristow Group, Inc. (a)                                             254,044
                                          9,995      EGL, Inc. (a)                                                       364,218
                                         13,000      ExpressJet Holdings, Inc. (a)                                        85,930
                                         15,455      Frontier Airlines Holdings, Inc. (a)(g)                             127,504
                                         55,000      JetBlue Airways Corp. (a)(g)                                        509,850
                                            100      MAIR Holdings, Inc. (a)                                                 571
                                         11,456      Mesa Air Group, Inc. (a)                                             88,899
                                          3,700      PHI, Inc. (a)                                                       112,739
                                          9,300      Republic Airways Holdings, Inc. (a)                                 144,336
                                         21,600      Skywest, Inc.                                                       529,632
                                                                                                                   -------------
                                                                                                                       3,667,986
--------------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.2%                           9,900      Aleris International, Inc. (a)                                      500,346
                                          8,302      Century Aluminum Co. (a)                                            279,362
                                                                                                                   -------------
                                                                                                                         779,708
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After                         6,843      Aftermarket Technology Corp. (a)                              $     121,532
Market - 0.1%                             5,550      Commercial Vehicle Group, Inc. (a)                                  106,893
                                          6,200      Keystone Automotive Industries, Inc. (a)                            235,724
                                          8,399      Superior Industries International, Inc. (g)                         141,019
                                                                                                                   -------------
                                                                                                                         605,168
--------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original                     16,400      American Axle & Manufacturing Holdings, Inc.                        273,716
Equipment - 0.4%                         22,300      ArvinMeritor, Inc.                                                  317,552
                                          4,700      Fuel Systems Solutions, Inc. (a)                                     59,784
                                         21,400      Lear Corp.                                                          442,980
                                          3,600      Noble International Ltd.                                             45,036
                                         13,700      Quantum Fuel Systems Technologies                                    27,126
                                                     Worldwide, Inc. (a)(g)
                                          2,173      Sauer-Danfoss, Inc.                                                  52,109
                                         14,300      Tenneco, Inc. (a)                                                   334,477
                                         42,600      Visteon Corp. (a)                                                   347,190
                                                                                                                   -------------
                                                                                                                       1,899,970
--------------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts - 0.2%               4,500      Accuride Corp. (a)                                                   49,545
                                          2,000      Miller Industries, Inc. (a)                                          36,540
                                         11,594      Modine Manufacturing Co.                                            282,082
                                         19,700      Navistar International Corp. (a)                                    508,654
                                          9,845      Wabash National Corp.                                               134,778
                                                                                                                   -------------
                                                                                                                       1,011,599
--------------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.1%              10,900      Signature Bank (a)                                                  337,137
--------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York                   3,784      1st Source Corp.                                                    111,704
City - 7.4%                               5,521      Alabama National Bancorp.                                           376,808
                                          8,218      Amcore Financial, Inc.                                              248,923
                                          5,550      AmericanWest Bancorp                                                117,938
                                          3,900      Ameris Bancorp                                                      106,119
                                          2,682      Arrow Financial Corp.                                                68,019
                                          2,190      Bancfirst Corp.                                                     102,317
                                          1,300      BancTrust Financial Group, Inc.                                      36,257
                                          2,715      The Bancorp, Inc. (a)                                                69,205
                                          4,982      Bank of Granite Corp.                                                87,343
                                          3,500      Bank of the Ozarks, Inc.                                            118,545
                                          7,400      BankFinancial Corp.                                                 129,426
                                          3,113      Banner Corp.                                                        127,758
                                         13,233      Boston Private Financial Holdings, Inc.                             368,936
                                         18,150      CVB Financial Corp.                                                 268,076
                                          5,129      Cadence Financial Corp.                                             103,965
                                          1,500      Camden National Corp.                                                60,300
                                          3,021      Capital City Bank Group, Inc.                                        93,953
                                          2,900      Capital Corp. of the West                                            89,958
                                          3,400      Capitol Bancorp Ltd.                                                151,300
                                          7,700      Cardinal Financial Corp.                                             84,392
                                          6,100      Cascade Bancorp                                                     228,506
                                         18,244      Cathay General Bancorp                                              658,608
                                         18,200      Centennial Bank Holdings, Inc. (a)                                  176,176
                                          5,700      Center Financial Corp.                                              135,546
                                            900      Centerstate Banks of Florida, Inc.                                   18,090
                                         11,148      Central Pacific Financial Corp.                                     407,794
                                          7,748      Chemical Financial Corp.                                            229,961
                                         14,582      Chittenden Corp.                                                    418,358

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                         15,600      Citizens Banking Corp.                                        $     409,656
                                          6,093      City Holding Co.                                                    242,928
                                          2,199      CityBank                                                            103,287
                                          1,700      Clifton Savings Bancorp, Inc.                                        19,074
                                          4,526      CoBiz, Inc.                                                         103,464
                                          1,700      Columbia Bancorp                                                     41,803
                                          6,341      Columbia Banking System, Inc.                                       202,975
                                          2,100      Community Bancorp (a)                                                64,071
                                          2,600      Community Bancorp Inc.                                              106,288
                                         11,800      Community Bank System, Inc.                                         261,488
                                          7,299      Community Banks, Inc.                                               195,613
                                          4,723      Community Trust Bancorp, Inc.                                       177,821
                                         12,104      Corus Bankshares, Inc. (g)                                          270,645
                                         30,000      Doral Financial Corp.                                               197,700
                                          1,100      Enterprise Financial Services Corp.                                  33,946
                                          1,800      FNB Corp.                                                            64,818
                                          1,685      Farmers Capital Bank Corp.                                           57,054
                                         22,200      First BanCorp                                                       245,532
                                          2,836      First Bancorp                                                        57,798
                                          3,814      First Busey Corp.                                                    86,616
                                         11,923      First Charter Corp.                                                 286,867
                                         22,340      First Commonwealth Financial Corp.                                  291,090
                                          7,100      First Community Bancorp, Inc.                                       397,245
                                          2,994      First Community Bancshares, Inc.                                     99,910
                                         10,787      First Financial Bancorp                                             171,621
                                          5,853      First Financial Bankshares, Inc.                                    223,292
                                          4,244      First Financial Corp.                                               135,426
                                          5,846      First Merchants Corp.                                               138,258
                                         17,700      First Midwest Bancorp, Inc.                                         670,653
                                          2,600      First Regional Bancorp (a)                                           88,582
                                          1,200      First South Bancorp, Inc. (g)                                        36,708
                                          7,600      First State Bancorp.                                                197,372
                                         24,600      FirstMerit Corp.                                                    569,982
                                          2,700      Flag Financial Corp.                                                 67,608
                                          9,800      Franklin Bank Corp. (a)                                             194,824
                                         14,867      Frontier Financial Corp.                                            385,637
                                          2,200      GB&T Bancshares, Inc.                                                46,310
                                          9,643      Glacier Bancorp, Inc.                                               329,501
                                         18,100      Greater Bay Bancorp                                                 510,601
                                          2,800      Greene County Bancshares, Inc.                                      102,368
                                          9,754      Hancock Holding Co.                                                 522,327
                                         15,604      Hanmi Financial Corp.                                               305,838
                                          9,136      Harleysville National Corp.                                         183,634
                                          3,100      Heartland Financial USA, Inc.                                        79,608
                                          3,900      Heritage Commerce Corp.                                              90,246
                                             18      Huntington Bancshares, Inc.                                             431
                                          4,745      Independent Bank Corp./MA                                           154,307
                                          9,245      Independent Bank Corp./MI                                           224,469
                                          5,874      Integra Bank Corp.                                                  148,495
                                          4,600      Interchange Financial Services Corp.                                104,052

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                         15,100      International Bancshares Corp.                                $     448,168
                                          2,500      Intervest Bancshares Corp. (a)                                      108,900
                                         16,200      Investors Bancorp, Inc. (a)                                         244,458
                                          6,648      Irwin Financial Corp.                                               130,035
                                          4,196      Lakeland Bancorp, Inc.                                               59,919
                                          3,800      Lakeland Financial Corp.                                             89,338
                                          7,883      MB Financial, Inc.                                                  290,646
                                          3,277      MBT Financial Corp.                                                  48,631
                                          4,531      Macatawa Bank Corp.                                                 103,715
                                          5,066      MainSource Financial Group, Inc.                                     85,970
                                          3,630      Mercantile Bank Corp.                                               143,567
                                              1      Mercantile Bankshares Corp.                                              36
                                            300      MetroCorp Bancshares, Inc.                                            6,807
                                          7,050      Mid-State Bancshares                                                192,888
                                          5,980      Midwest Banc Holdings, Inc.                                         146,032
                                         10,213      NBT Bancorp, Inc.                                                   237,554
                                          9,100      Nara Bancorp, Inc.                                                  166,439
                                         14,190      National Penn Bancshares, Inc.                                      278,408
                                          1,155      Northern Empire Bancshares (a)                                       32,363
                                         21,295      Old National Bancorp                                                406,735
                                          5,776      Old Second Bancorp, Inc.                                            173,049
                                          2,741      Omega Financial Corp.                                                82,422
                                          6,618      Oriental Financial Group                                             78,887
                                         15,662      Pacific Capital Bancorp                                             422,404
                                          3,815      Park National Corp.                                                 381,843
                                          3,310      Peoples Bancorp, Inc.                                                96,751
                                          4,100      Pinnacle Financial Partners, Inc. (a)                               146,780
                                          6,600      Piper Jaffray Cos. (a)                                              400,092
                                          5,650      Placer Sierra Bancshares                                            125,487
                                          2,100      Preferred Bank                                                      125,937
                                          2,480      Premierwest Bancorp                                                  39,606
                                          6,796      PrivateBancorp, Inc.                                                310,713
                                          9,700      Prosperity Bancshares, Inc.                                         330,188
                                         12,024      Provident Bankshares Corp.                                          445,489
                                          8,811      R-G Financial Corp. Class B                                          65,642
                                          3,498      Renasant Corp.                                                       98,189
                                         27,959      Republic Bancorp, Inc.                                              372,693
                                          2,433      Republic Bancorp, Inc. Class A                                       51,458
                                          1,270      Royal Bancshares of Pennsylvania Class A                             34,404
                                          8,263      S&T Bancorp, Inc.                                                   268,548
                                          2,346      SCBT Financial Corp.                                                 87,740
                                         10,900      SVB Financial Group (a)                                             486,576
                                          2,730      SY Bancorp, Inc.                                                     80,999
                                          4,614      Sandy Spring Bancorp, Inc.                                          163,151
                                          1,403      Santander BanCorp                                                    26,503
                                          4,258      Seacoast Banking Corp. of Florida                                   128,592
                                          2,800      Security Bank Corp.                                                  63,308
                                          1,300      Shore Bancshares, Inc.                                               37,050
                                            300      Sierra Bancorp                                                        9,375

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                          4,100      Simmons First National Corp. Class A                          $     118,941
                                          1,000      Smithtown Bancorp, Inc.                                              26,990
                                          5,123      Southside Bancshares, Inc.                                          136,733
                                          6,200      Southwest Bancorp, Inc.                                             160,084
                                          2,400      State National Bancshares, Inc.                                      91,176
                                         17,276      Sterling Bancshares, Inc.                                           349,839
                                          8,102      Sterling Financial Corp.                                            178,163
                                          3,300      Suffolk Bancorp                                                     105,336
                                          1,500      Summit Bancshares, Inc.                                              42,180
                                          4,829      Sun Bancorp, Inc. (a)                                                90,930
                                          1,700      Superior Bancorp (a)                                                 19,550
                                         16,416      Susquehanna Bancshares, Inc.                                        401,207
                                            900      Taylor Capital Group, Inc.                                           26,595
                                          9,761      Texas Capital Bancshares, Inc. (a)                                  182,726
                                         14,513      Texas Regional Bancshares, Inc. Class A                             558,025
                                          2,540      Tompkins Trustco, Inc.                                              115,443
                                          3,600      Trico Bancshares                                                     89,100
                                         23,761      TrustCo Bank Corp. NY                                               257,569
                                         15,527      Trustmark Corp.                                                     488,013
                                         33,900      UCBH Holdings, Inc.                                                 591,894
                                          9,652      UMB Financial Corp.                                                 352,973
                                          3,496      USB Holding Co., Inc.                                                77,122
                                         20,180      Umpqua Holdings Corp.                                               577,148
                                          2,800      Union Bankshares Corp.                                              124,096
                                         12,900      United Bankshares, Inc.                                             480,138
                                         10,200      United Community Banks, Inc.                                        306,510
                                            500      United Security Bancshares                                           11,270
                                          2,650      Univest Corp. of Pennsylvania                                        76,558
                                          4,500      Vineyard National Bancorp                                           116,820
                                          6,868      Virginia Commerce Bancorp (a)                                       152,469
                                          3,300      Virginia Financial Group, Inc.                                       90,618
                                          3,600      Washington Trust Bancorp, Inc.                                       95,436
                                          6,963      WesBanco, Inc.                                                      203,459
                                          5,554      West Bancorp., Inc.                                                  95,029
                                          4,900      West Coast Bancorp                                                  149,646
                                         11,283      Westamerica Bancorp.                                                569,904
                                          3,200      Western Alliance Bancorp (a)                                        105,280
                                          7,300      Wilshire Bancorp, Inc.                                              138,992
                                          8,900      Wintrust Financial Corp.                                            446,335
                                          3,100      Yardville National Bancorp                                          110,546
                                                                                                                   -------------
                                                                                                                      31,559,448
--------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers                         4,500      Boston Beer Co., Inc. Class A (a)                                   147,825
(Wineries) - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft                            1,187      Coca-Cola Bottling Co. Consolidated                                  73,570
Drinks - 0.1%                             1,610      Farmer Bros. Co.                                                     33,069
                                            800      Green Mountain Coffee Roasters, Inc. (a)                             29,440
                                          9,800      Jones Soda Co. (a)                                                   87,710
                                          2,590      National Beverage Corp.                                              30,847
                                          5,900      Peet's Coffee & Tea, Inc. (a)                                       147,559
                                                                                                                   -------------
                                                                                                                         402,195
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research &                 11,700      ADVENTRX Pharmaceuticals, Inc. (a)                            $      32,058
Production - 2.6%                        11,700      AVI BioPharma, Inc. (a)                                              42,471
                                          7,700      Acadia Pharmaceuticals, Inc. (a)                                     66,528
                                          3,300      Advanced Magnetics, Inc. (a)                                        112,530
                                          8,087      Albany Molecular Research, Inc. (a)                                  75,694
                                          9,680      Alexion Pharmaceuticals, Inc. (a)                                   328,926
                                          9,700      Alnylam Pharmaceuticals, Inc. (a)(g)                                139,777
                                          1,000      Altus Pharmaceuticals, Inc. (a)                                      15,970
                                         11,300      American Oriental Bioengineering, Inc. (a)(g)                        68,704
                                         23,900      Applera Corp. - Celera Genomics Group (a)                           332,688
                                         14,200      Arena Pharmaceuticals, Inc. (a)                                     170,116
                                         19,719      Ariad Pharmaceuticals, Inc. (a)                                      85,975
                                         15,900      Array Biopharma, Inc. (a)                                           135,468
                                          9,620      Arthrocare Corp. (a)                                                450,793
                                         16,800      Bioenvision, Inc. (a)                                                92,568
                                         19,524      Cell Genesys, Inc. (a)(g)                                            89,225
                                          3,900      Coley Pharmaceutical Group, Inc. (a)                                 44,538
                                          5,900      Combinatorx, Inc. (a)                                                36,757
                                          3,600      Cotherix, Inc. (a)                                                   25,416
                                         19,067      Cubist Pharmaceuticals, Inc. (a)                                    414,517
                                         11,600      Cypress Bioscience, Inc. (a)                                         84,564
                                          5,200      Cytokinetics, Inc. (a)                                               33,436
                                         18,500      deCODE genetics, Inc. (a)                                           101,750
                                          6,524      Digene Corp. (a)                                                    281,511
                                          7,778      Diversa Corp. (a)                                                    62,380
                                         16,196      Encysive Pharmaceuticals, Inc. (a)(g)                                69,643
                                         11,100      Enzon Pharmaceuticals, Inc. (a)                                      91,575
                                         26,418      Exelixis, Inc. (a)                                                  230,101
                                          8,300      Genitope Corp. (a)                                                   24,236
                                          3,900      Genomic Health, Inc. (a)                                             56,394
                                         32,400      Genta, Inc. (a)                                                      25,272
                                         20,929      Geron Corp. (a)(g)                                                  131,225
                                          7,400      Hana Biosciences, Inc. (a)                                           50,764
                                         41,100      Human Genome Sciences, Inc. (a)                                     474,294
                                         23,000      ICOS Corp. (a)                                                      576,380
                                          5,700      Idenix Pharmaceuticals Inc. (a)(g)                                   55,290
                                         30,524      Incyte Corp. (a)                                                    129,117
                                          7,000      Integra LifeSciences Holdings Corp. (a)                             262,360
                                         10,414      InterMune, Inc. (a)(g)                                              170,998
                                          4,700      Kendle International, Inc. (a)                                      150,494
                                          4,900      Kensey Nash Corp. (a)                                               143,423
                                         13,000      Keryx Biopharmaceuticals, Inc. (a)                                  153,790
                                         19,605      Lexicon Genetics, Inc. (a)                                           73,911
                                          7,050      MannKind Corp. (a)(g)                                               133,950
                                         11,400      Martek Biosciences Corp. (a)(g)                                     245,214
                                          6,301      Maxygen, Inc. (a)                                                    52,361
                                          4,200      Metabasis Therapeutics, Inc. (a)                                     23,604
                                          5,500      Momenta Pharmaceuticals, Inc. (a)                                    74,360
                                         55,400      Monogram Biosciences, Inc. (a)                                       84,762
                                         13,500      Myogen, Inc. (a)                                                    473,580
                                         12,300      Myriad Genetics, Inc. (a)                                           303,195

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                         20,823      NPS Pharmaceuticals, Inc. (a)                                 $      79,336
                                         19,054      Nabi Biopharmaceuticals (a)                                         110,132
                                          9,000      Nastech Pharmaceutical Co., Inc. (a)                                137,340
                                         10,200      Neurocrine Biosciences, Inc. (a)                                    109,650
                                         10,400      Northfield Laboratories, Inc. (a)(g)                                149,344
                                         16,400      Nuvelo, Inc. (a)                                                    299,136
                                         18,100      OSI Pharmaceuticals, Inc. (a)                                       679,293
                                          6,000      PRA International, Inc. (a)                                         160,140
                                         13,500      Panacos Pharmaceuticals, Inc. (a)                                    66,960
                                         74,000      Peregrine Pharmaceuticals, Inc. (a)                                  93,240
                                          8,600      Progenics Pharmaceuticals, Inc. (a)                                 201,756
                                          7,870      Rigel Pharmaceuticals, Inc. (a)                                      80,825
                                         13,900      Sangamo Biosciences, Inc. (a)                                        77,284
                                         17,128      Savient Pharmaceuticals, Inc. (a)                                   111,503
                                          9,800      Sirna Therapeutics, Inc. (a)                                         54,586
                                          5,400      Solexa, Inc. (a)                                                     47,628
                                          7,745      Tanox, Inc. (a)                                                      91,546
                                         18,732      Telik, Inc. (a)(g)                                                  333,242
                                          5,638      Trimeris, Inc. (a)                                                   49,614
                                         21,700      Viropharma, Inc. (a)                                                264,089
                                         11,900      Zymogenetics, Inc. (a)                                              200,753
                                                                                                                   -------------
                                                                                                                      10,982,050
--------------------------------------------------------------------------------------------------------------------------------
Building Materials - 0.5%                 2,700      Ameron International Corp.                                          179,388
                                          2,900      BlueLinx Holdings, Inc.                                              27,608
                                          8,200      Building Material Holding Corp.                                     213,364
                                          6,312      LSI Industries, Inc.                                                102,570
                                          7,268      NCI Building Systems, Inc. (a)                                      422,780
                                         13,532      Simpson Manufacturing Co., Inc. (g)                                 365,770
                                          6,945      Texas Industries, Inc.                                              361,557
                                          3,809      Trex Co., Inc. (a)                                                   92,025
                                          9,565      Watsco, Inc.                                                        440,085
                                          5,600      Zoltek Cos., Inc. (a)(g)                                            143,080
                                                                                                                   -------------
                                                                                                                       2,348,227
--------------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.0%                  13,800      US Concrete, Inc. (a)                                                89,838
--------------------------------------------------------------------------------------------------------------------------------
Building: Heating &                       1,700      Aaon, Inc.                                                           38,777
Plumbing - 0.1%                           7,900      Interline Brands, Inc. (a)                                          194,972
                                         24,650      Jacuzzi Brands, Inc. (a)                                            246,254
                                                                                                                   -------------
                                                                                                                         480,003
--------------------------------------------------------------------------------------------------------------------------------
Building:                                 4,000      Builders FirstSource, Inc. (a)                                       60,920
Miscellaneous - 0.1%                     11,600      Comfort Systems USA, Inc.                                           132,936
                                          5,200      Drew Industries, Inc. (a)                                           131,352
                                          5,700      Goodman Global, Inc. (a)                                             76,095
                                          9,447      Griffon Corp. (a)                                                   225,500
                                                                                                                   -------------
                                                                                                                         626,803
--------------------------------------------------------------------------------------------------------------------------------
Building: Roofing &                      16,050      Beacon Roofing Supply, Inc. (a)                                     324,852
Wallboard - 0.1%                          8,251      ElkCorp                                                             224,015
                                                                                                                   -------------
                                                                                                                         548,867
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
Cable Television                        150,200      Charter Communications, Inc. Class A (a)(g)                   $     228,304
Services - 0.1%                           4,898      Crown Media Holdings, Inc. Class A (a)                               21,992
                                         28,794      TiVo, Inc. (a)                                                      218,546
                                                                                                                   -------------
                                                                                                                         468,842
--------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.7%                 8,600      Ameristar Casinos, Inc.                                             186,706
                                         11,491      Aztar Corp. (a)                                                     609,138
                                         16,500      Bally Technologies, Inc. (a)                                        290,400
                                          3,800      Century Casinos, Inc. (a)                                            37,772
                                          1,732      Churchill Downs, Inc.                                                72,848
                                          6,505      Dover Downs Gaming & Entertainment, Inc.                             79,036
                                          6,475      Isle of Capri Casinos, Inc. (a)                                     136,364
                                          5,800      Lakes Entertainment, Inc. (a)                                        56,028
                                          9,900      MTR Gaming Group, Inc. (a)                                           92,961
                                         12,674      Magna Entertainment Corp. Class A (a)                                59,441
                                          2,700      Monarch Casino & Resort, Inc. (a)                                    52,353
                                         11,100      Multimedia Games, Inc. (a)                                          100,788
                                         15,164      Pinnacle Entertainment, Inc. (a)                                    426,412
                                         14,100      Progressive Gaming International Corp. (a)                          115,620
                                          2,100      Riviera Holdings Corp. (a)                                           42,903
                                         10,600      Shuffle Master, Inc. (a)(g)                                         286,306
                                         10,800      Trump Entertainment Resorts, Inc. (a)                               183,168
                                          8,212      WMS Industries, Inc. (a)                                            239,872
                                                                                                                   -------------
                                                                                                                       3,068,116
--------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.4%                          4,233      American Vanguard Corp. (g)                                          59,262
                                          7,656      Arch Chemicals, Inc.                                                217,813
                                          2,200      Balchem Corp.                                                        43,538
                                         16,500      CF Industries Holdings, Inc.                                        281,655
                                          9,300      Cabot Microelectronics Corp. (a)                                    268,026
                                         12,601      Calgon Carbon Corp. (a)(g)                                           55,696
                                          8,485      Cambrex Corp.                                                       175,724
                                          6,600      China BAK Battery, Inc. (a)                                          44,352
                                         12,164      Energy Conversion Devices, Inc. (a)                                 450,555
                                         14,100      EnerSys (a)                                                         226,164
                                         10,337      Georgia Gulf Corp.                                                  283,441
                                         36,000      Hercules, Inc. (a)                                                  567,720
                                          3,800      Innospec, Inc.                                                      112,860
                                          8,367      MacDermid, Inc.                                                     272,932
                                          5,941      Medis Technologies Ltd. (a)(g)                                      146,802
                                          2,434      NL Industries, Inc.                                                  24,194
                                          5,700      NewMarket Corp.                                                     331,512
                                          6,365      Nuco2, Inc. (a)                                                     171,219
                                          9,000      OM Group, Inc. (a)                                                  395,460
                                          9,400      Omnova Solutions, Inc. (a)                                           39,292
                                          3,700      Pioneer Cos., Inc. (a)                                               90,687
                                         29,367      PolyOne Corp. (a)                                                   244,627
                                         10,400      Rockwood Holdings, Inc. (a)                                         207,792
                                         11,006      Schulman A, Inc.                                                    258,751
                                          9,500      Senomyx, Inc. (a)                                                   146,015

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                          3,355      Stepan Co.                                                    $      98,067
                                          9,400      Tronox, Inc. Class A                                                119,850
                                          6,300      Tronox, Inc. Class B                                                 80,451
                                         15,900      UAP Holding Corp.                                                   339,783
                                         21,500      WR Grace & Co. (a)                                                  285,090
                                                                                                                   -------------
                                                                                                                       6,039,330
--------------------------------------------------------------------------------------------------------------------------------
Coal - 0.1%                              16,400      Alpha Natural Resources, Inc. (a)                                   258,464
                                         36,000      International Coal Group, Inc. (a)                                  151,920
                                          6,600      James River Coal Co. (a)                                             69,630
                                          1,100      Westmoreland Coal Co. (a)                                            21,637
                                                                                                                   -------------
                                                                                                                         501,651
--------------------------------------------------------------------------------------------------------------------------------
Commercial Information                   11,058      Arbitron, Inc.                                                      409,257
Services - 0.2%                         143,100      CMGI, Inc. (a)                                                      151,686
                                          6,200      LECG Corp. (a)                                                      116,312
                                         10,661      infoUSA, Inc.                                                        88,486
                                          8,574      ProQuest Co. (a)                                                    111,633
                                                                                                                   -------------
                                                                                                                         877,374
--------------------------------------------------------------------------------------------------------------------------------
Communications &                         20,200      Entravision Communications Corp. Class A (a)                        150,288
Media - 0.1%                             78,600      Gemstar-TV Guide International, Inc. (a)                            260,952
                                                                                                                   -------------
                                                                                                                         411,240
--------------------------------------------------------------------------------------------------------------------------------
Communications                          135,800      3Com Corp. (a)                                                      598,878
Technology - 2.9%                        21,300      Adtran, Inc.                                                        507,792
                                          7,722      Anaren, Inc. (a)                                                    162,703
                                         10,972      Anixter International, Inc. (a)                                     619,589
                                         17,000      Atheros Communications, Inc. (a)                                    308,210
                                         43,900      Avanex Corp. (a)                                                     75,947
                                         15,640      Avocent Corp. (a)                                                   471,077
                                          3,059      Bel Fuse, Inc.                                                       98,163
                                          6,488      Black Box Corp.                                                     252,513
                                         24,150      Broadwing Corp. (a)                                                 304,773
                                         87,000      Brocade Communications Systems, Inc. (a)                            614,220
                                            300      CPI International, Inc. (a)                                           3,951
                                         15,200      CSG Systems International, Inc. (a)                                 401,736
                                          4,300      Carrier Access Corp. (a)                                             30,530
                                          7,000      Cbeyond Communications, Inc. (a)                                    192,150
                                          4,500      Cogent Communications Group, Inc. (a)                                52,155
                                         18,388      CommScope, Inc. (a)                                                 604,230
                                          6,900      Comtech Group, Inc. (a)                                             103,293
                                          8,525      Comtech Telecommunications Corp. (a)                                285,417
                                              8      CycleLogic, Inc. (a)                                                      0
                                          7,700      Digi International, Inc. (a)                                        103,950
                                         13,900      Ditech Networks, Inc. (a)                                           107,169
                                          3,400      EMS Technologies, Inc. (a)                                           63,852
                                          9,813      Echelon Corp. (a)                                                    80,663
                                         46,100      Extreme Networks, Inc. (a)                                          167,343
                                         72,300      Finisar Corp. (a)                                                   262,449
                                         48,400      Foundry Networks, Inc. (a)                                          636,460
                                         23,496      Harmonic, Inc. (a)                                                  172,696
                                          5,100      ID Systems, Inc. (a)                                                120,513

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                         11,100      InPhonic, Inc. (a)(g)                                         $      87,912
                                          7,177      Inter-Tel, Inc.                                                     155,023
                                         16,400      InterVoice, Inc. (a)                                                103,976
                                         12,129      Ixia (a)                                                            108,069
                                         15,700      j2 Global Communications, Inc. (a)(g)                               426,569
                                          2,700      Loral Space & Communications Ltd. (a)                                71,064
                                          9,700      Netgear, Inc. (a)                                                   199,723
                                          7,900      Novatel Wireless, Inc. (a)                                           76,077
                                          7,002      Oplink Communications, Inc. (a)                                     139,900
                                          4,183      Optical Communication Products, Inc. (a)                              8,241
                                         18,300      Redback Networks, Inc. (a)                                          254,004
                                         14,838      Secure Computing Corp. (a)                                           93,925
                                          7,900      Sirenza Microdevices, Inc. (a)                                       62,410
                                         80,000      Sonus Networks, Inc. (a)                                            420,800
                                          7,410      Standard Microsystems Corp. (a)                                     210,592
                                         28,200      Stratex Networks, Inc. (a)                                          125,208
                                         58,400      Sycamore Networks, Inc. (a)                                         220,752
                                          6,300      Syniverse Holdings, Inc. (a)                                         94,500
                                         66,000      TIBCO Software, Inc. (a)                                            592,680
                                         12,020      Talx Corp.                                                          294,730
                                         16,800      Tekelec (a)                                                         217,728
                                          8,930      Terremark Worldwide, Inc. (a)                                        49,561
                                          2,540      Ulticom, Inc. (a)                                                    26,441
                                         37,300      Utstarcom, Inc. (a)(g)                                              330,851
                                          7,001      Viasat, Inc. (a)                                                    175,585
                                         13,500      Vonage Holdings Corp. (a)(g)                                         92,880
                                         13,231      WebEx Communications, Inc. (a)                                      516,274
                                         25,275      Zhone Technologies, Inc. (a)(g)                                      27,044
                                                                                                                   -------------
                                                                                                                      12,584,941
--------------------------------------------------------------------------------------------------------------------------------
Computer Services,                       17,400      @Road, Inc. (a)                                                     101,616
Software & Systems - 5.1%                 2,300      Access Integrated Technologies, Inc. (a)                             21,781
                                         14,400      Actuate Corp. (a)                                                    63,648
                                         18,002      Agile Software Corp. (a)                                            117,553
                                          9,400      Altiris, Inc. (a)                                                   198,246
                                          8,100      American Reprographics Co. (a)                                      259,686
                                          5,900      Ansoft Corp. (a)                                                    146,969
                                         11,832      Ansys, Inc. (a)                                                     522,738
                                         23,680      Ariba, Inc. (a)                                                     177,363
                                         31,400      Art Technology Group, Inc. (a)                                       80,384
                                         16,908      Aspen Technology, Inc. (a)                                          184,635
                                          7,800      Audible, Inc. (a)(g)                                                 56,628
                                         59,000      BearingPoint, Inc. (a)                                              463,740
                                         13,626      Blackbaud, Inc.                                                     299,636
                                         10,300      Blackboard, Inc. (a)                                                272,950
                                          6,300      Blue Coat Systems, Inc. (a)                                         113,463
                                         24,667      Borland Software Corp. (a)                                          141,342
                                          9,900      Bottomline Technologies, Inc. (a)                                    96,624
                                          9,400      CACI International, Inc. Class A (a)                                517,094
                                          6,900      COMSYS IT Partners, Inc. (a)                                        118,611

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                         20,600      Chordiant Software, Inc. (a)                                  $      63,242
                                         17,302      Ciber, Inc. (a)                                                     114,712
                                          3,400      Click Commerce, Inc. (a)                                             76,908
                                         10,200      Concur Technologies, Inc. (a)                                       148,410
                                          6,500      Convera Corp. (a)(g)                                                 34,385
                                          9,300      Covansys Corp. (a)                                                  159,402
                                          2,100      DealerTrack Holdings, Inc. (a)                                       46,431
                                         11,864      Dendrite International, Inc. (a)                                    116,030
                                         12,500      Digital River, Inc. (a)                                             639,000
                                         26,607      Digitas, Inc. (a)                                                   255,959
                                          5,900      eCollege.com, Inc. (a)                                               94,341
                                          7,045      EPIQ Systems, Inc. (a)                                              103,632
                                         17,439      Electronics for Imaging, Inc. (a)                                   399,004
                                          8,600      Emageon, Inc. (a)                                                   134,074
                                         17,400      Epicor Software Corp. (a)                                           228,114
                                         10,000      Equinix, Inc. (a)                                                   601,000
                                         17,979      Gartner, Inc. Class A (a)                                           316,251
                                         18,500      Hyperion Solutions Corp. (a)                                        637,880
                                          3,100      i2 Technologies, Inc. (a)                                            58,063
                                          4,100      iGate Corp. (a)                                                      20,254
                                          8,200      Infocrossing, Inc. (a)                                              109,962
                                         26,700      Informatica Corp. (a)                                               362,853
                                          2,400      Integral Systems, Inc.                                               75,024
                                         12,400      Internet Capital Group, Inc. (a)                                    117,180
                                         12,000      Internet Security Systems, Inc. (a)                                 333,120
                                         16,825      Interwoven, Inc. (a)                                                185,580
                                          9,208      JDA Software Group, Inc. (a)                                        141,987
                                          6,600      Jupitermedia Corp. (a)                                               57,156
                                          9,300      Kanbay International, Inc. (a)                                      191,208
                                         13,658      Keane, Inc. (a)                                                     196,812
                                         39,000      Lawson Software, Inc. (a)                                           282,750
                                         16,500      Lionbridge Technologies, Inc. (a)                                   125,895
                                          8,074      MRO Software, Inc. (a)                                              207,260
                                         16,300      Macrovision Corp. (a)                                               386,147
                                          9,100      Magma Design Automation, Inc. (a)                                    82,810
                                          8,739      Manhattan Associates, Inc. (a)                                      210,959
                                          4,800      Mantech International Corp. Class A (a)                             158,448
                                          6,700      Mapinfo Corp. (a)                                                    85,961
                                         25,700      Mentor Graphics Corp. (a)                                           361,856
                                          7,856      Mercury Computer Systems, Inc. (a)                                   93,094
                                          9,400      Merge Technologies, Inc. (a)                                         64,672
                                          3,000      MicroStrategy, Inc. Class A (a)                                     305,490
                                         13,798      Micros Systems, Inc. (a)                                            674,998
                                          6,100      Ness Technologies, Inc. (a)                                          81,435
                                          5,685      Netscout Systems, Inc. (a)                                           36,896
                                         39,795      Nuance Communications, Inc. (a)                                     325,125
                                         27,933      Openwave Systems, Inc. (a)                                          261,453
                                          2,600      Opnet Technologies, Inc. (a)                                         34,086

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                         25,300      Opsware, Inc. (a)                                             $     227,953
                                          4,800      PDF Solutions, Inc. (a)                                              52,608
                                         11,207      Packeteer, Inc. (a)                                                  96,492
                                         39,160      Parametric Technology Corp. (a)                                     683,734
                                          1,300      Pegasystems, Inc.                                                    11,349
                                         15,508      Progress Software Corp. (a)                                         403,208
                                          3,300      QAD, Inc.                                                            26,664
                                         24,600      Quest Software, Inc. (a)                                            351,288
                                         37,900      RealNetworks, Inc. (a)                                              402,119
                                          4,600      RightNow Technologies, Inc. (a)                                      71,806
                                         12,080      SAVVIS, Inc. (a)                                                    343,676
                                          4,300      SI International, Inc. (a)                                          137,514
                                          7,389      SPSS, Inc. (a)                                                      184,208
                                         12,100      SRA International, Inc. Class A (a)                                 363,726
                                          9,961      SYKES Enterprises, Inc. (a)                                         202,706
                                          2,200      SYNNEX Corp. (a)                                                     50,622
                                          8,299      SafeNet, Inc. (a)                                                   150,959
                                         25,792      Sapient Corp. (a)                                                   140,566
                                         10,000      Sigma Designs, Inc. (a)(g)                                          149,500
                                          8,200      Smith Micro Software, Inc. (a)                                      117,916
                                         24,341      SonicWALL, Inc. (a)                                                 265,804
                                          8,900      Stellent, Inc.                                                       96,476
                                         28,000      Sybase, Inc. (a)                                                    678,720
                                          1,483      Syntel, Inc.                                                         33,590
                                          2,000      Taleo Corp. Class A (a)                                              20,240
                                         11,885      Transaction Systems Architects, Inc. Class A (a)                    407,893
                                         16,608      Trizetto Group (a)                                                  251,445
                                         10,900      Tyler Technologies, Inc. (a)                                        140,937
                                          8,000      Ultimate Software Group, Inc. (a)                                   188,240
                                         15,900      VA Software Corp. (a)                                                63,918
                                          7,900      VASCO Data Security International, Inc. (a)                          81,607
                                          4,200      Verint Systems, Inc. (a)                                            126,210
                                         10,380      Vignette Corp. (a)                                                  140,545
                                         22,320      webMethods, Inc. (a)                                                170,748
                                         15,202      Websense, Inc. (a)                                                  328,515
                                         27,700      Wind River Systems, Inc. (a)                                        296,667
                                         11,200      Witness Systems, Inc. (a)                                           196,336
                                         15,508      Zoran Corp. (a)                                                     249,368
                                                                                                                   -------------
                                                                                                                      21,657,889
--------------------------------------------------------------------------------------------------------------------------------
Computer Technology - 1.4%               36,100      Adaptec, Inc. (a)                                                   159,201
                                          9,700      Advanced Analogic Technologies, Inc. (a)                             53,253
                                         26,700      Emulex Corp. (a)                                                    485,139
                                          9,109      FalconStor Software, Inc. (a)(g)                                     70,048
                                         14,882      Filenet Corp. (a)                                                   518,340
                                         83,600      Gateway, Inc. (a)                                                   158,004
                                         10,017      Hutchinson Technology, Inc. (a)                                     210,658
                                         11,100      Imation Corp.                                                       445,665

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                          8,896      Intergraph Corp. (a)                                          $     381,460
                                         16,009      Intermec, Inc. (a)                                                  421,997
                                          9,500      Komag, Inc. (a)                                                     303,620
                                         57,000      McData Corp. (a)                                                    286,710
                                         12,300      Mobility Electronics, Inc. (a)                                       68,388
                                          5,900      Neoware Systems, Inc. (a)                                            80,181
                                         28,888      Palm, Inc. (a)                                                      420,609
                                         15,000      Pegasus Wireless Corp. (a)(g)                                         9,150
                                         27,000      Perot Systems Corp. Class A (a)                                     372,330
                                         58,400      Quantum Corp. (a)                                                   127,312
                                          9,800      Rackable Systems, Inc. (a)                                          268,226
                                         11,400      Radiant Systems, Inc. (a)                                           137,712
                                          5,742      Radisys Corp. (a)                                                   122,018
                                         31,800      Safeguard Scientifics, Inc. (a)                                      62,328
                                          3,700      Stratasys, Inc. (a)                                                  97,717
                                          7,900      Synaptics, Inc. (a)                                                 192,523
                                         19,600      Trident Microsystems, Inc. (a)                                      455,896
                                                                                                                   -------------
                                                                                                                       5,908,485
--------------------------------------------------------------------------------------------------------------------------------
Construction - 0.5%                       5,251      Brookfield Homes Corp. (g)                                          147,868
                                          9,936      EMCOR Group, Inc. (a)                                               544,890
                                         11,871      Granite Construction, Inc.                                          633,318
                                          6,000      Perini Corp. (a)                                                    125,280
                                          2,100      Sterling Construction Co., Inc. (a)                                  42,126
                                          9,700      Washington Group International, Inc. (a)                            570,942
                                                                                                                   -------------
                                                                                                                       2,064,424
--------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 0.9%              52,600      CNET Networks, Inc. (a)                                             503,908
                                         92,800      Covad Communications Group, Inc. (a)                                138,272
                                          5,400      DTS, Inc. (a)                                                       114,372
                                          5,400      Directed Electronics, Inc. (a)                                       81,540
                                         41,700      Earthlink, Inc. (a)                                                 303,159
                                          9,900      Infospace, Inc. (a)                                                 182,556
                                          8,790      Internap Network Services Corp. (a)                                 133,784
                                         17,500      Ipass, Inc. (a)                                                      81,900
                                          8,000      LoJack Corp. (a)                                                    156,720
                                         11,274      Midway Games, Inc. (a)(g)                                            98,986
                                         10,300      NIC, Inc. (a)                                                        53,045
                                         13,100      NetFlix, Inc. (a)(g)                                                298,418
                                          4,100      Parkervision, Inc. (a)                                               29,807
                                          8,200      Sohu.com, Inc. (a)                                                  180,564
                                         19,637      THQ, Inc. (a)                                                       572,811
                                         21,700      Take-Two Interactive Software, Inc. (a)(g)                          309,442
                                         20,350      United Online, Inc.                                                 247,863
                                          4,186      Universal Electronics, Inc. (a)                                      79,534
                                          7,700      WebSideStory, Inc. (a)                                              101,717
                                                                                                                   -------------
                                                                                                                       3,668,398
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
Consumer Products - 0.7%                 16,100      American Greetings Class A                                    $     372,232
                                          8,200      Blyth, Inc.                                                         199,506
                                          4,300      CNS, Inc.                                                           121,389
                                          2,091      CSS Industries, Inc.                                                 62,145
                                          2,000      Citi Trends, Inc. (a)                                                69,020
                                          5,200      Mannatech, Inc.                                                      92,144
                                          9,873      Matthews International Corp. Class A                                363,425
                                         12,263      Nautilus, Inc. (g)                                                  168,616
                                          7,900      Oakley, Inc.                                                        134,695
                                         16,876      Playtex Products, Inc. (a)                                          226,138
                                          6,200      RC2 Corp. (a)                                                       207,886
                                         11,200      Spectrum Brands, Inc. (a)                                            94,528
                                         15,991      The Topps Co., Inc.                                                 143,279
                                         22,174      Tupperware Corp.                                                    431,506
                                          2,400      USANA Health Sciences, Inc. (a)(g)                                  107,016
                                         13,683      Yankee Candle Co., Inc.                                             400,501
                                                                                                                   -------------
                                                                                                                       3,194,026
--------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging:                  11,700      Aptargroup, Inc.                                                    595,296
Metals & Glass - 0.4%                     6,075      Greif, Inc.                                                         486,668
                                         12,842      Mobile Mini, Inc. (a)                                               364,841
                                          7,000      Silgan Holdings, Inc.                                               262,920
                                                                                                                   -------------
                                                                                                                       1,709,725
--------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging:                   1,400      AEP Industries, Inc. (a)                                             58,730
Paper & Plastic - 0.1%                   19,100      Graphic Packaging Corp. (a)                                          69,906
                                          8,452      Myers Industries, Inc.                                              143,684
                                                                                                                   -------------
                                                                                                                         272,320
--------------------------------------------------------------------------------------------------------------------------------
Copper - 0.1%                            11,982      Mueller Industries, Inc.                                            421,407
--------------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.1%                          8,193      Elizabeth Arden, Inc. (a)                                           132,399
                                          1,500      Inter Parfums, Inc.                                                  28,560
                                         18,226      Nu Skin Enterprises, Inc. Class A                                   319,320
                                          1,500      Parlux Fragrances, Inc. (a)(g)                                        7,635
                                         47,510      Revlon, Inc. Class A (a)(g)                                          53,686
                                                                                                                   -------------
                                                                                                                         541,600
--------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                    40,400      The BISYS Group, Inc. (a)                                           438,744
Services - 0.5%                             900      Clayton Holdings, Inc. (a)                                           11,313
                                         12,600      Euronet Worldwide, Inc. (a)                                         309,330
                                         18,200      F.N.B. Corp.                                                        303,212
                                          6,300      Greenhill & Co., Inc.                                               422,226
                                          6,600      Huron Consulting Group, Inc. (a)                                    258,720
                                          5,600      Rewards Network, Inc. (a)                                            27,272
                                         12,900      USI Holdings Corp. (a)                                              174,795
                                                                                                                   -------------
                                                                                                                       1,945,612
--------------------------------------------------------------------------------------------------------------------------------
Diversified Materials &                  14,960      Acuity Brands, Inc.                                                 679,184
Processing - 0.7%                        12,514      Barnes Group, Inc.                                                  219,746
                                         14,294      Brady Corp.                                                         502,577
                                         16,410      Clarcor, Inc.                                                       500,341
                                         29,562      Hexcel Corp. (a)                                                    418,302
                                          3,200      Koppers Holdings, Inc.                                               60,704
                                         22,814      Olin Corp.                                                          350,423
                                          9,245      Tredegar Corp.                                                      154,761
                                                                                                                   -------------
                                                                                                                       2,886,038
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store                        432      Arden Group, Inc. Class A                                     $      50,285
Chains - 0.6%                            18,307      Casey's General Stores, Inc.                                        407,697
                                          5,831      Great Atlantic & Pacific Tea Co.                                    140,410
                                          5,164      Ingles Markets, Inc. Class A                                        136,226
                                         10,083      Longs Drug Stores Corp.                                             463,919
                                          5,477      Nash Finch Co.                                                      128,874
                                         20,842      Pathmark Stores, Inc. (a)                                           207,378
                                         11,969      Ruddick Corp.                                                       311,553
                                          4,329      Smart & Final, Inc. (a)                                              73,896
                                          7,000      Spartan Stores, Inc.                                                118,300
                                          4,100      Weis Markets, Inc.                                                  163,180
                                         10,929      Wild Oats Markets, Inc. (a)                                         176,722
                                                                                                                   -------------
                                                                                                                       2,378,440
--------------------------------------------------------------------------------------------------------------------------------
Drugs &                                  13,650      AVANIR Pharmaceuticals Class A (a)(g)                                94,458
Pharmaceuticals - 2.6%                   10,500      Adams Respiratory Therapeutics, Inc. (a)                            384,195
                                         15,100      Adolor Corp. (a)                                                    209,437
                                          9,900      Akorn, Inc. (a)                                                      35,739
                                         30,600      Alkermes, Inc. (a)                                                  485,010
                                         13,425      Alpharma, Inc. Class A                                              314,011
                                          6,300      Anadys Pharmaceuticals, Inc. (a)                                     18,270
                                         23,400      Andrx Corp. (a)                                                     571,662
                                         14,800      Atherogenics Inc. (a)(g)                                            194,916
                                          4,700      Auxilium Pharmaceuticals, Inc. (a)                                   47,564
                                          6,100      Bentley Pharmaceuticals, Inc. (a)                                    73,200
                                          9,500      BioCryst Pharmaceuticals, Inc. (a)                                  118,465
                                         30,348      BioMarin Pharmaceuticals, Inc. (a)                                  431,852
                                          5,000      Bradley Pharmaceuticals, Inc. (a)                                    79,600
                                         16,800      CV Therapeutics, Inc. (a)                                           187,152
                                          1,200      Caraco Pharmaceutical Laboratories Ltd. (a)                          12,192
                                          4,900      Chattem, Inc. (a)                                                   172,088
                                         13,902      Connetics Corp. (a)                                                 151,532
                                         28,500      Dendreon Corp. (a)                                                  127,395
                                         18,300      Depomed, Inc. (a)                                                    74,664
                                         17,800      Durect Corp. (a)                                                     72,980
                                         11,000      Emisphere Technologies, Inc. (a)(g)                                  92,950
                                         10,795      Enzo Biochem, Inc. (a)                                              131,591
                                          1,000      GTx, Inc. (a)                                                         9,240
                                          3,100      Hi-Tech Pharmacal Co., Inc. (a)                                      39,184
                                         19,900      Indevus Pharmaceuticals, Inc. (a)                                   117,808
                                         23,089      Isis Pharmaceuticals, Inc. (a)                                      165,779
                                         12,900      KV Pharmaceutical Co. Class A (a)                                   305,730
                                         27,800      MGI Pharma, Inc. (a)                                                478,438
                                         38,700      Medarex, Inc. (a)                                                   415,638
                                         15,927      Medicines Co. (a)                                                   359,313
                                         17,000      Medicis Pharmaceutical Corp. Class A                                549,950
                                         28,200      Nektar Therapeutics (a)(g)                                          406,362
                                          4,500      New River Pharmaceuticals, Inc. (a)(g)                              115,785
                                         26,200      Novavax, Inc. (a)(g)                                                 99,298
                                          9,331      Noven Pharmaceuticals, Inc. (a)                                     225,064
                                         15,100      Onyx Pharmaceuticals, Inc. (a)(g)                                   261,079

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                         14,500      Pain Therapeutics, Inc. (a)                                   $     124,990
                                         10,100      Par Pharmaceutical Cos., Inc. (a)                                   184,224
                                          6,500      Penwest Pharmaceuticals Co. (a)                                     108,225
                                         28,315      Perrigo Co.                                                         480,506
                                          7,550      PharmaNet Development Group, Inc. (a)                               146,697
                                          9,300      Pharmion Corp. (a)                                                  200,415
                                          4,900      Pozen, Inc. (a)                                                      63,014
                                          8,100      Quidel Corp. (a)                                                    114,372
                                         14,019      Regeneron Pharmaceuticals, Inc. (a)                                 219,958
                                          6,600      Renovis, Inc. (a)                                                    90,816
                                         17,700      Salix Pharmaceuticals Ltd. (a)                                      240,012
                                         12,600      Santarus, Inc. (a)(g)                                                93,492
                                         10,700      Sciele Pharma, Inc. (a)                                             201,588
                                          3,500      Somaxon Pharmaceuticals, Inc. (a)                                    43,085
                                         17,082      SuperGen, Inc. (a)                                                   79,602
                                          7,346      United Therapeutics Corp. (a)                                       385,959
                                         29,400      Valeant Pharmaceuticals International                               581,532
                                          4,300      Xenoport, Inc. (a)                                                   87,591
                                                                                                                   -------------
                                                                                                                      11,075,669
--------------------------------------------------------------------------------------------------------------------------------
Education Services - 0.4%                 9,404      Bright Horizons Family Solutions, Inc. (a)                          392,429
                                         30,000      Corinthian Colleges, Inc. (a)                                       324,300
                                         19,300      DeVry, Inc. (a)                                                     410,511
                                          3,200      Educate, Inc. (a)                                                    25,568
                                          2,149      Renaissance Learning, Inc.                                           30,752
                                          5,220      Strayer Education, Inc.                                             564,856
                                          7,300      Universal Technical Institute, Inc. (a)                             130,597
                                                                                                                   -------------
                                                                                                                       1,879,013
--------------------------------------------------------------------------------------------------------------------------------
Electrical &                             20,329      Benchmark Electronics, Inc. (a)                                     546,444
Electronics - 0.3%                        4,700      OSI Systems, Inc. (a)                                                92,120
                                         15,398      Plexus Corp. (a)                                                    295,642
                                         13,700      TTM Technologies, Inc. (a)                                          160,290
                                          7,507      Universal Display Corp. (a)                                          82,802
                                                                                                                   -------------
                                                                                                                       1,177,298
--------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment &                    6,881      AO Smith Corp.                                                      271,318
Components - 1.0%                        14,400      American Superconductor Corp. (a)(g)                                133,344
                                         10,171      Baldor Electric Co.                                                 313,572
                                         11,408      CTS Corp.                                                           157,202
                                          9,518      Cohu, Inc.                                                          169,706
                                          3,400      Color Kinetics, Inc. (a)                                             57,732
                                          6,960      Franklin Electric Co., Inc.                                         369,854
                                         15,990      General Cable Corp. (a)                                             610,978
                                          7,816      Genlyte Group, Inc. (a)                                             556,499
                                          8,460      Littelfuse, Inc. (a)                                                293,562
                                         10,800      MKS Instruments, Inc. (a)                                           219,348
                                          2,431      Powell Industries, Inc. (a)                                          53,798
                                         22,200      Power-One, Inc. (a)                                                 160,728
                                          8,100      Sonic Solutions, Inc. (a)                                           123,444
                                         19,700      Taser International, Inc. (a)(g)                                    150,705
                                         12,561      Technitrol, Inc.                                                    374,946
                                          6,179      Triumph Group, Inc.                                                 261,680
                                                                                                                   -------------
                                                                                                                       4,278,416
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
Electrical: Household                     1,550      National Presto Industries, Inc.                              $      85,669
Appliance - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
Electronics - 0.7%                       23,812      Aeroflex, Inc. (a)                                                  244,787
                                         11,863      Agilysys, Inc.                                                      166,557
                                         13,300      Avid Technology, Inc. (a)                                           484,386
                                         11,998      Daktronics, Inc.                                                    248,239
                                         21,800      Flir Systems, Inc. (a)                                              592,088
                                          7,472      II-VI, Inc. (a)                                                     186,202
                                         21,700      Kopin Corp. (a)                                                      72,695
                                         49,366      MRV Communications, Inc. (a)(g)                                     136,250
                                         11,780      Methode Electronics, Inc.                                           112,028
                                          2,100      Multi-Fineline Electronix, Inc. (a)(g)                               53,277
                                          6,749      Park Electrochemical Corp.                                          213,808
                                         26,900      Semtech Corp. (a)                                                   343,244
                                          3,067      Supertex, Inc. (a)                                                  119,214
                                                                                                                   -------------
                                                                                                                       2,972,775
--------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments,                 8,982      Itron, Inc. (a)                                                     501,196
Gauges & Meters - 0.2%                    3,200      Measurement Specialties, Inc. (a)                                    59,680
                                          5,200      Metrologic Instruments, Inc. (a)                                     94,432
                                          1,800      OYO Geospace Corp. (a)                                              102,150
                                          5,300      Zygo Corp. (a)                                                       67,575
                                                                                                                   -------------
                                                                                                                         825,033
--------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical                     23,200      Affymetrix, Inc. (a)                                                500,192
Systems - 1.0%                            3,972      Analogic Corp.                                                      203,843
                                          5,200      Aspect Medical Systems, Inc. (a)                                     88,764
                                          6,587      Bruker BioSciences Corp. (a)                                         46,175
                                          7,500      Candela Corp. (a)                                                    81,825
                                          5,370      Datascope Corp.                                                     179,734
                                         15,850      eResearch Technology, Inc. (a)                                      128,544
                                          6,200      Greatbatch, Inc. (a)                                                140,244
                                          8,272      Haemonetics Corp. (a)                                               387,130
                                         11,100      HealthTronics, Inc. (a)                                              68,487
                                         18,080      Hologic, Inc. (a)(g)                                                786,842
                                         13,300      Illumina, Inc. (a)                                                  439,432
                                          7,200      IntraLase Corp. (a)                                                 141,912
                                          9,351      Luminex Corp. (a)                                                   170,469
                                          8,000      Natus Medical, Inc. (a)                                             109,200
                                          5,000      Neurometrix, Inc. (a)                                                95,050
                                          6,800      NxStage Medical, Inc. (a)                                            59,636
                                          6,300      Quality Systems, Inc.                                               244,377
                                          5,400      Sirona Dental Systems, Inc.                                         177,822
                                          8,732      TriPath Imaging, Inc. (a)                                            78,850
                                          1,100      Visicu, Inc. (a)                                                      9,867
                                          2,161      Zoll Medical Corp. (a)                                               77,558
                                                                                                                   -------------
                                                                                                                       4,215,953
--------------------------------------------------------------------------------------------------------------------------------
Electronics:                             13,100      AMIS Holdings, Inc. (a)                                             124,319
Semi-Conductors/Components               11,516      Actel Corp. (a)                                                     179,074
- 1.9%                                   32,400      Amkor Technology, Inc. (a)                                          167,184
                                         13,300      Anadigics, Inc. (a)                                                  95,228
                                         87,700      Applied Micro Circuits Corp. (a)                                    253,453
                                         26,800      Bookham, Inc. (a)(g)                                                 86,296

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                         27,700      Cirrus Logic, Inc. (a)                                        $     201,933
                                        152,300      Conexant Systems, Inc. (a)                                          304,600
                                          9,783      DSP Group, Inc. (a)                                                 223,542
                                          7,575      Diodes, Inc. (a)                                                    327,013
                                         10,327      Exar Corp. (a)                                                      137,246
                                          3,673      Excel Technology, Inc. (a)                                          108,684
                                         15,700      Formfactor, Inc. (a)                                                661,441
                                         13,700      Genesis Microchip, Inc. (a)                                         161,249
                                          3,600      Hittite Microwave Corp. (a)                                         160,200
                                          5,993      IXYS Corp. (a)                                                       50,281
                                          5,200      Ikanos Communications, Inc. (a)                                      61,204
                                         19,200      International DisplayWorks, Inc. (a)                                122,304
                                         38,000      Lattice Semiconductor Corp. (a)                                     259,160
                                         18,200      MIPS Technologies, Inc. (a)                                         122,850
                                         22,000      Micrel, Inc. (a)                                                    210,980
                                         22,390      Microsemi Corp. (a)                                                 422,052
                                         16,800      Microtune, Inc. (a)                                                  81,648
                                         29,000      Mindspeed Technologies, Inc. (a)                                     50,170
                                          4,800      Monolithic Power Systems, Inc. (a)                                   45,408
                                          4,600      MoSys, Inc. (a)                                                      30,958
                                          4,700      Netlogic Microsystems, Inc. (a)                                     119,239
                                            600      Nextest Systems Corp. (a)                                             7,896
                                         48,200      ON Semiconductor Corp. (a)                                          283,416
                                         17,300      Omnivision Technologies, Inc. (a)                                   246,871
                                          7,400      PLX Technology, Inc. (a)                                             76,738
                                          9,493      Pericom Semiconductor Corp. (a)                                      92,557
                                         10,600      Portalplayer, Inc. (a)                                              119,568
                                         59,600      RF Micro Devices, Inc. (a)                                          451,768
                                         25,876      Silicon Image, Inc. (a)                                             329,143
                                         28,658      Silicon Storage Technology, Inc. (a)                                118,071
                                         15,800      Sirf Technology Holdings, Inc. (a)                                  379,042
                                         59,433      Skyworks Solutions, Inc. (a)                                        308,457
                                          2,600      Sunpower Corp. Class A (a)(g)                                        72,124
                                         14,600      Tessera Technologies, Inc. (a)                                      507,788
                                         54,800      Transmeta Corp. (a)                                                  63,020
                                         38,300      Transwitch Corp. (a)(g)                                              54,003
                                         52,636      TriQuint Semiconductor, Inc. (a)                                    273,707
                                          2,100      Virage Logic Corp. (a)                                               19,131
                                          4,500      Volterra Semiconductor Corp. (a)                                     73,125
                                                                                                                   -------------
                                                                                                                       8,244,141
--------------------------------------------------------------------------------------------------------------------------------
Electronics:                              2,700      3D Systems Corp. (a)(g)                                              49,518
Technology - 0.6%                        11,000      Acacia Research - Acacia Technologies (a)                           124,850
                                          3,400      American Science & Engineering, Inc. (a)(g)                         164,968
                                         12,423      Checkpoint Systems, Inc. (a)                                        205,104
                                         11,580      Coherent, Inc. (a)                                                  401,363
                                          4,952      Cubic Corp.                                                          96,960
                                          5,226      EDO Corp.                                                           119,571
                                          4,500      Eagle Test Systems, Inc. (a)                                         74,340
                                          8,000      Essex Corp. (a)                                                     139,200
                                          4,600      Gerber Scientific, Inc. (a)                                          68,908
                                          6,750      Herley Industries, Inc. (a)                                          83,565
                                          5,650      Innovative Solutions & Support, Inc. (a)                             82,095

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                         13,476      Intermagnetics General Corp. (a)                              $     364,526
                                          6,000      Ionatron, Inc. (a)(g)                                                28,860
                                         26,600      Kemet Corp. (a)                                                     214,662
                                          6,200      Maxwell Technologies, Inc. (a)(g)                                   126,108
                                          7,900      Scansource, Inc. (a)                                                239,607
                                                                                                                   -------------
                                                                                                                       2,584,205
--------------------------------------------------------------------------------------------------------------------------------
Energy Equipment - 0.0%                  27,000      Capstone Turbine Corp. (a)(g)                                        38,070
                                          4,100      Metretek Technologies, Inc. (a)                                      48,954
                                         24,326      Plug Power, Inc. (a)(g)                                              99,007
                                                                                                                   -------------
                                                                                                                         186,031
--------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.7%               3,300      Alon USA Energy, Inc.                                                97,317
                                         10,240      Aventine Renewable Energy Holdings, Inc. (a)                        219,034
                                          3,300      Crosstex Energy, Inc.                                               295,581
                                          3,500      Dawson Geophysical Co. (a)                                          103,950
                                         22,500      Evergreen Energy, Inc. (a)                                          240,750
                                         22,900      Evergreen Solar, Inc. (a)(g)                                        190,070
                                         16,926      FuelCell Energy, Inc. (a)(g)                                        128,807
                                            220      Markwest Hydrocarbon, Inc.                                            6,160
                                          4,900      Matrix Service Co. (a)                                               64,141
                                          1,700      Ormat Technologies, Inc.                                             55,624
                                          6,000      Pacific Ethanol, Inc. (a)(g)                                         84,060
                                          5,858      Penn Virginia Corp.                                                 371,456
                                         43,800      Rentech, Inc. (a)(g)                                                202,794
                                         12,500      Syntroleum Corp. (a)                                                 59,875
                                          6,210      VeraSun Energy Corp. (a)                                             99,670
                                         11,097      Veritas DGC, Inc. (a)                                               730,404
                                                                                                                   -------------
                                                                                                                       2,949,693
--------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting                 5,800      Clean Harbors, Inc. (a)                                             252,590
Services - 0.2%                          12,802      Dycom Industries, Inc. (a)                                          275,243
                                          2,200      ENGlobal Corp. (a)                                                   13,618
                                          7,700      Infrasource Services, Inc. (a)                                      135,135
                                          2,800      Integrated Electrical Services, Inc. (a)                             44,268
                                          4,100      Layne Christensen Co. (a)                                           117,137
                                                                                                                   -------------
                                                                                                                         837,991
--------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.3%                      5,900      Carmike Cinemas, Inc.                                               101,362
                                          5,240      Dover Motorsports, Inc.                                              28,401
                                         13,255      Gaylord Entertainment Co. (a)                                       581,232
                                         22,000      Live Nation (a)                                                     449,240
                                          7,072      Lodgenet Entertainment Corp. (a)                                    133,519
                                          4,555      Speedway Motorsports, Inc.                                          165,847
                                                                                                                   -------------
                                                                                                                       1,459,601
--------------------------------------------------------------------------------------------------------------------------------
Fertilizers - 0.1%                       30,200      Terra Industries, Inc. (a)                                          232,842
--------------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.3%                  5,400      Accredited Home Lenders Holding Co. (a)                             194,076
                                          4,800      Asta Funding, Inc.                                                  179,952
                                          2,100      Credit Acceptance Corp. (a)                                          62,328
                                         12,100      International Securities Exchange, Inc.                             567,369
                                          3,500      MVC Capital, Inc.                                                    45,360
                                          2,300      United PanAm Financial Corp. (a)                                     35,604
                                          6,900      World Acceptance Corp. (a)                                          303,462
                                                                                                                   -------------
                                                                                                                       1,388,151
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%               20,800      Advance America, Cash Advance Centers, Inc.                   $     299,936
                                          5,300      Dollar Financial Corp. (a)                                          115,646
                                            200      QC Holdings, Inc. (a)                                                 2,386
                                                                                                                   -------------
                                                                                                                         417,968
--------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing                 6,500      Advent Software, Inc. (a)                                           235,365
Services & Systems - 0.9%                   750      Cass Information Systems, Inc.                                       24,833
                                          7,989      CompuCredit Corp. (a)(g)                                            241,348
                                          9,700      Cybersource Corp. (a)                                               114,751
                                         15,100      Deluxe Corp.                                                        258,210
                                         11,530      Digital Insight Corp. (a)                                           338,060
                                         14,788      eFunds Corp. (a)                                                    357,574
                                          7,923      eSpeed, Inc. Class A (a)                                             72,892
                                          3,300      Heartland Payment Systems, Inc. (g)                                  85,800
                                         17,000      Hypercom Corp. (a)                                                  115,260
                                         28,600      Jack Henry & Associates, Inc.                                       622,622
                                          7,882      John H. Harland Co.                                                 287,299
                                          9,649      Kronos, Inc. (a)                                                    328,934
                                          5,300      Online Resources Corp. (a)                                           64,925
                                          7,900      Open Solutions, Inc. (a)                                            227,599
                                          6,900      TNS, Inc. (a)                                                       103,914
                                          8,100      TradeStation Group, Inc. (a)                                        122,067
                                         12,700      Wright Express Corp. (a)                                            305,562
                                                                                                                   -------------
                                                                                                                       3,907,015
--------------------------------------------------------------------------------------------------------------------------------
Financial Information                     4,100      Bankrate, Inc. (a)                                                  108,896
Services - 0.2%                          13,400      INVESTools, Inc. (a)                                                142,442
                                         10,600      Interactive Data Corp. (a)                                          211,470
                                          3,700      Morningstar, Inc. (a)                                               136,530
                                         36,200      Move, Inc. (a)                                                      177,742
                                         25,622      S1 Corp. (a)                                                        118,117
                                          8,200      TheStreet.com, Inc.                                                  87,248
                                            400      Value Line, Inc.                                                     18,644
                                                                                                                   -------------
                                                                                                                       1,001,089
--------------------------------------------------------------------------------------------------------------------------------
Financial                                 3,700      ACE Cash Express, Inc. (a)                                          110,593
Miscellaneous - 0.9%                      7,500      Advanta Corp. Class B                                               276,750
                                          5,300      Asset Acceptance Capital Corp. (a)                                   86,125
                                          8,819      Cash America International, Inc.                                    344,647
                                            600      Enstar Group, Inc. (a)                                               57,324
                                          4,900      Federal Agricultural Mortgage Corp. Class B                         129,703
                                          8,600      Financial Federal Corp.                                             230,480
                                         10,800      First Cash Financial Services, Inc. (a)                             222,372
                                          9,600      Global Cash Access, Inc. (a)                                        144,864
                                          9,200      Harris & Harris Group, Inc.                                         112,976
                                          5,099      LandAmerica Financial Group, Inc.                                   335,463
                                          7,400      Medallion Financial Corp.                                            81,622
                                          6,100      Portfolio Recovery Associates, Inc. (a)                             267,607
                                          4,200      Sanders Morris Harris Group, Inc.                                    52,542
                                         20,036      Sotheby's Holdings Inc. Class A                                     645,960
                                          8,316      Sterling Bancorp                                                    163,492
                                          6,822      Stewart Information Services Corp.                                  237,201
                                          2,833      Stifel Financial Corp. (a)                                           89,919

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                          3,076      Triad Guaranty, Inc. (a)                                      $     157,399
                                          2,191      WSFS Financial Corp.                                                136,258
                                            600      Wauwatosa Holdings, Inc. (a)                                         10,590
                                                                                                                   -------------
                                                                                                                       3,893,887
--------------------------------------------------------------------------------------------------------------------------------
Foods - 1.0%                             12,600      Chiquita Brands International, Inc.                                 168,588
                                          6,900      Diamond Foods, Inc.                                                  98,739
                                         16,384      Flowers Foods, Inc.                                                 440,402
                                         11,057      Hain Celestial Group, Inc. (a)                                      282,617
                                          4,300      J&J Snack Foods Corp.                                               133,730
                                          9,600      Lance, Inc.                                                         211,392
                                          3,300      M&F Worldwide Corp. (a)                                              48,510
                                            863      Maui Land & Pineapple Co., Inc. (a)                                  25,605
                                          5,000      Medifast, Inc (a)                                                    43,400
                                         17,600      NBTY, Inc. (a)                                                      515,152
                                         10,100      Performance Food Group Co. (a)                                      283,709
                                         12,800      Pilgrim's Pride Corp.                                               350,080
                                          3,000      Premium Standard Farms, Inc.                                         57,150
                                          9,595      Ralcorp Holdings, Inc. (a)                                          462,767
                                          6,550      Sanderson Farms, Inc.                                               211,958
                                            112      Seaboard Corp.                                                      134,960
                                         14,657      Sensient Technologies Corp.                                         286,837
                                         10,877      Tootsie Roll Industries, Inc.                                       318,805
                                          9,500      TreeHouse Foods, Inc. (a)                                           224,675
                                                                                                                   -------------
                                                                                                                       4,299,076
--------------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.1%                    3,209      Deltic Timber Corp.                                                 152,941
                                          6,334      Universal Forest Products, Inc.                                     310,683
                                                                                                                   -------------
                                                                                                                         463,624
--------------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing                     9,100      Ennis, Inc.                                                         197,015
Services - 0.1%                           5,645      The Standard Register Co.                                            74,514
                                                                                                                   -------------
                                                                                                                         271,529
--------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors &                        12,900      Alderwoods Group, Inc. (a)                                          255,807
Cemeteries - 0.1%                        33,324      Stewart Enterprises, Inc. Class A                                   195,278
                                                                                                                   -------------
                                                                                                                         451,085
--------------------------------------------------------------------------------------------------------------------------------
Glass - 0.0%                             11,900      Apogee Enterprises, Inc.                                            180,999
--------------------------------------------------------------------------------------------------------------------------------
Gold - 0.1%                              97,100      Coeur d'Alene Mines Corp. (a)                                       457,341
                                          5,300      Royal Gold, Inc. (g)                                                143,789
                                                                                                                   -------------
                                                                                                                         601,130
--------------------------------------------------------------------------------------------------------------------------------
Health Care                               3,800      Capital Senior Living Corp. (a)                                      35,150
Facilities - 0.7%                         8,800      Five Star Quality Care, Inc. (a)                                     94,688
                                          7,300      Genesis HealthCare Corp. (a)                                        347,699
                                          8,990      Kindred Healthcare, Inc. (a)                                        267,273
                                          6,350      LCA-Vision, Inc.                                                    262,319
                                          3,700      Medcath Corp. (a)                                                   111,333
                                          1,800      National Healthcare Corp.                                            96,714
                                         17,400      Psychiatric Solutions, Inc. (a)                                     593,166
                                          5,000      Radiation Therapy Services, Inc. (a)                                146,150
                                          5,800      Res-Care, Inc. (a)                                                  116,522
                                         10,200      Sun Healthcare Group, Inc. (a)                                      109,548
                                         13,674      Sunrise Senior Living, Inc. (a)                                     408,442
                                         15,950      United Surgical Partners International, Inc. (a)                    396,038
                                                                                                                   -------------
                                                                                                                       2,985,042
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
Health Care Management                   16,400      AMERIGROUP Corp. (a)                                          $     484,620
Services - 0.7%                          14,141      Allscripts Healthcare Solutions, Inc. (a)                           317,465
                                         11,300      Amsurg Corp. (a)                                                    251,538
                                         12,400      Centene Corp. (a)                                                   203,856
                                          4,100      Computer Programs & Systems, Inc.                                   134,357
                                          1,657      Corvel Corp. (a)                                                     58,128
                                         16,431      Eclipsys Corp. (a)                                                  294,279
                                          4,700      Healthspring, Inc. (a)                                               90,475
                                          7,200      Horizon Health Corp. (a)                                            109,944
                                          3,900      Molina Healthcare, Inc. (a)                                         137,904
                                          7,700      Omnicell, Inc. (a)                                                  137,753
                                         12,237      Per-Se Technologies, Inc. (a)                                       278,759
                                         10,800      Phase Forward, Inc. (a)                                             128,952
                                          5,500      Vital Images, Inc. (a)                                              173,690
                                                                                                                   -------------
                                                                                                                       2,801,720
--------------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.5%               6,500      Adeza Biomedical Corp. (a)                                          106,665
                                          3,600      Alliance Imaging, Inc. (a)                                           28,116
                                          4,400      Amedisys, Inc. (a)                                                  174,548
                                         13,400      Apria Healthcare Group, Inc. (a)                                    264,516
                                          4,600      Bio-Reference Labs, Inc. (a)                                        103,270
                                         10,912      Gentiva Health Services, Inc. (a)                                   179,393
                                         11,025      Healthcare Services Group                                           277,389
                                         11,700      Healthways, Inc. (a)                                                521,820
                                         12,700      Hythiam, Inc. (a)(g)                                                 91,694
                                          2,000      LHC Group, Inc. (a)                                                  44,640
                                          7,900      Matria Healthcare, Inc. (a)                                         219,541
                                            500      Nighthawk Radiology Holdings, Inc. (a)                                9,565
                                         11,000      Odyssey HealthCare, Inc. (a)(g)                                     155,980
                                          5,200      Symbion, Inc. (a)                                                    95,472
                                          5,300      VistaCare, Inc. Class A (a)                                          55,120
                                                                                                                   -------------
                                                                                                                       2,327,729
--------------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.3%                      17,000      Hovnanian Enterprises, Inc. Class A (a)(g)                          498,780
                                          5,460      Levitt Corp. Class A                                                 64,210
                                          4,900      M/I Homes, Inc.                                                     173,215
                                          7,500      Meritage Homes Corp. (a)                                            312,075
                                            700      Orleans Homebuilders, Inc.                                            8,211
                                          6,062      Technical Olympic USA, Inc.                                          59,589
                                         12,700      WCI Communities, Inc. (a)(g)                                        221,488
                                                                                                                   -------------
                                                                                                                       1,337,568
--------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.1%                        6,500      Lodgian, Inc. (a)                                                    86,320
                                          6,379      Marcus Corp.                                                        146,526
                                          7,900      Morgans Hotel Group Co. (a)                                          98,750
                                                                                                                   -------------
                                                                                                                         331,596
--------------------------------------------------------------------------------------------------------------------------------
Household                                 4,900      American Woodmark Corp. (g)                                         165,081
Furnishings - 0.5%                        9,900      Ethan Allen Interiors, Inc.                                         343,134
                                         14,100      Furniture Brands International, Inc. (g)                            268,464
                                          8,836      Haverty Furniture Cos., Inc.                                        140,934
                                          1,600      Hooker Furniture Corp.                                               23,456
                                         17,200      La-Z-Boy, Inc. (g)                                                  240,112
                                          5,000      Lifetime Brands, Inc.                                                92,600

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                          4,700      Sealy Corp.                                                   $      61,382
                                         17,900      Select Comfort Corp. (a)(g)                                         391,652
                                          4,800      Stanley Furniture Co., Inc.                                         102,288
                                         15,800      Tempur-Pedic International, Inc. (a)(g)                             271,286
                                                                                                                   -------------
                                                                                                                       2,100,389
--------------------------------------------------------------------------------------------------------------------------------
Identification Control &                  9,912      Advanced Energy Industries, Inc. (a)                                168,900
Filter Devices - 0.6%                    15,341      Asyst Technologies, Inc. (a)                                        103,705
                                          3,100      Badger Meter, Inc.                                                   78,089
                                          8,132      ESCO Technologies, Inc. (a)                                         374,397
                                          7,600      Flanders Corp. (a)                                                   65,056
                                          1,775      The Gorman-Rupp Co.                                                  58,043
                                         22,228      L-1 Identity Solutions, Inc. (a)                                    290,075
                                          9,826      Mine Safety Appliances Co.                                          350,199
                                         11,982      Paxar Corp. (a)                                                     239,400
                                          7,700      RAE Systems, Inc. (a)                                                23,485
                                          3,912      Robbins & Myers, Inc.                                               120,959
                                          9,727      Veeco Instruments, Inc. (a)                                         195,999
                                          5,996      Vicor Corp.                                                          69,194
                                          8,436      Watts Water Technologies, Inc. Class A                              267,927
                                         10,517      X-Rite, Inc.                                                        112,952
                                                                                                                   -------------
                                                                                                                       2,518,380
--------------------------------------------------------------------------------------------------------------------------------
Industrial Products - 0.0%                7,000      Smith & Wesson Holding Corp. (a)                                     97,160
                                          4,000      TAL International Group, Inc.                                        84,840
                                                                                                                   -------------
                                                                                                                         182,000
--------------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.4%                   21,500      American Equity Investment Life Holding Co.                         263,805
                                         14,005      Delphi Financial Group Class A                                      558,519
                                          2,780      Great American Financial Resources, Inc.                             58,185
                                          1,042      Kansas City Life Insurance Co.                                       47,078
                                            662      National Western Life Insurance Co. Class A                         152,187
                                         35,700      The Phoenix Cos., Inc.                                              499,800
                                          6,793      Presidential Life Corp.                                             151,959
                                         11,300      Universal American Financial Corp. (a)                              181,591
                                                                                                                   -------------
                                                                                                                       1,913,124
--------------------------------------------------------------------------------------------------------------------------------
Insurance:                               10,240      Alfa Corp.                                                          176,845
Multi-Line - 0.5%                         2,986      CNA Surety Corp. (a)                                                 60,317
                                          7,409      Crawford & Co. Class B                                               50,307
                                          2,000      EMC Insurance Group, Inc.                                            57,680
                                          3,225      FBL Financial Group, Inc. Class A                                   107,941
                                          8,400      HealthExtras, Inc. (a)                                              237,804
                                         11,006      Hilb Rogal & Hobbs Co.                                              469,406
                                         16,668      Horace Mann Educators Corp.                                         320,526
                                          1,240      Independence Holding Co.                                             26,982
                                         11,100      Meadowbrook Insurance Group, Inc. (a)                               124,986
                                          2,297      Pico Holdings, Inc. (a)                                              74,767
                                         13,255      Zenith National Insurance Corp.                                     528,742
                                                                                                                   -------------
                                                                                                                       2,236,303
--------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty - 1.4%      10,100      21st Century Insurance Group                                        150,995
                                          4,550      Affirmative Insurance Holdings, Inc.                                 66,658
                                          3,171      American Physicians Capital, Inc. (a)                               153,413
                                         11,566      Argonaut Group, Inc. (a)                                            358,893

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                          4,032      Baldwin & Lyons, Inc. Class B                                 $      97,655
                                          4,500      Bristol West Holdings, Inc.                                          65,475
                                         17,200      Commerce Group, Inc.                                                516,860
                                          3,400      Darwin Professional Underwriters, Inc. (a)                           75,514
                                          4,700      Direct General Corp.                                                 63,262
                                          3,244      Donegal Group, Inc. Class A                                          65,594
                                          4,500      FPIC Insurance Group, Inc. (a)                                      178,245
                                          3,500      First Acceptance Corp. (a)                                           40,215
                                         20,900      Fremont General Corp.                                               292,391
                                          4,362      Harleysville Group, Inc.                                            152,626
                                          6,600      Infinity Property & Casualty Corp.                                  271,458
                                          1,500      James River Group, Inc. (a)                                          44,025
                                          2,858      The Midland Co.                                                     123,809
                                            500      NYMAGIC, Inc.                                                        15,850
                                          4,100      National Interstate Corp.                                           100,860
                                          4,100      Navigators Group, Inc. (a)                                          196,841
                                          2,500      Odyssey Re Holdings Corp.                                            84,450
                                         21,515      Ohio Casualty Corp.                                                 556,593
                                         10,206      PMA Capital Corp. Class A (a)                                        90,017
                                         10,523      ProAssurance Corp. (a)                                              518,573
                                          6,754      RLI Corp.                                                           343,036
                                          1,900      SCPIE Holdings, Inc. (a)                                             44,726
                                          5,500      Safety Insurance Group, Inc.                                        267,630
                                          7,800      SeaBright Insurance Holdings, Inc. (a)                              108,966
                                          9,854      Selective Insurance Group                                           518,419
                                          3,512      State Auto Financial Corp.                                          107,291
                                          6,500      Tower Group, Inc.                                                   216,775
                                          8,100      United Fire & Casualty Co.                                          253,530
                                                                                                                   -------------
                                                                                                                       6,140,645
--------------------------------------------------------------------------------------------------------------------------------
Investment Management                    24,856      Apollo Investment Corp.                                             509,804
Companies - 0.7%                         14,139      Ares Capital Corp.                                                  246,301
                                          8,800      Calamos Asset Management, Inc. Class A                              258,016
                                            500      Capital Southwest Corp.                                              59,575
                                          2,500      Cohen & Steers, Inc.                                                 80,900
                                          2,796      GAMCO Investors, Inc. Class A                                       106,416
                                         20,200      MCG Capital Corp.                                                   329,866
                                          8,723      NGP Capital Resources Co.                                           127,269
                                         12,000      National Financial Partners Corp.                                   492,360
                                          3,200      Technology Investment Capital Corp.                                  46,816
                                         28,300      Waddell & Reed Financial, Inc. Class A                              700,425
                                                                                                                   -------------
                                                                                                                       2,957,748
--------------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches &                       16,000      Fossil, Inc. (a)                                                    344,640
Gemstones - 0.1%                          7,200      Movado Group, Inc.                                                  183,024
                                                                                                                   -------------
                                                                                                                         527,664
--------------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.4%                       9,400      Bally Total Fitness Holding Corp. (a)(g)                             14,194
                                         24,000      Callaway Golf Co.                                                   314,640
                                          8,500      Great Wolf Resorts, Inc. (a)                                        101,660
                                         12,800      K2, Inc. (a)                                                        150,144
                                          9,600      Life Time Fitness, Inc. (a)                                         444,384
                                         19,900      Six Flags, Inc. (a)(g)                                              104,077
                                          2,300      Steinway Musical Instruments, Inc. (a)                               64,400
                                          9,556      Vail Resorts, Inc. (a)                                              382,431
                                          4,800      West Marine, Inc. (a)                                                67,200
                                                                                                                   -------------
                                                                                                                       1,643,130
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
Machinery &                              14,190      Applied Industrial Technologies, Inc.                         $     346,236
Engineering - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
Machinery:                                3,450      Gehl Co. (a)                                                         92,391
Agricultural - 0.1%                       5,013      Lindsay Manufacturing Co.                                           144,124
                                                                                                                   -------------
                                                                                                                         236,515
--------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction &                 7,600      ASV, Inc. (a)(g)                                                    113,316
Handling - 0.1%                           5,417      Astec Industries, Inc. (a)                                          136,779
                                          1,587      NACCO Industries, Inc. Class A                                      215,689
                                                                                                                   -------------
                                                                                                                         465,784
--------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines - 0.1%                17,000      Briggs & Stratton Corp.                                             468,350
                                          4,500      Raser Techonologies, Inc. (a)(g)                                     25,020
                                                                                                                   -------------
                                                                                                                         493,370
--------------------------------------------------------------------------------------------------------------------------------
Machinery:                                8,300      Actuant Corp. Class A                                               415,830
Industrial/Specialty - 0.5%               5,000      Columbus McKinnon Corp. (a)                                          90,150
                                          1,400      DXP Enterprises, Inc. (a)                                            32,746
                                          6,700      EnPro Industries, Inc. (a)                                          201,402
                                          3,970      Kadant, Inc. (a)                                                     97,503
                                          2,200      Middleby Corp. (a)                                                  169,532
                                          9,310      Nordson Corp.                                                       371,097
                                          7,328      Tecumseh Products Co. Class A (a)                                   111,459
                                          5,174      Tennant Co.                                                         125,935
                                          9,279      Woodward Governor Co.                                               311,217
                                                                                                                   -------------
                                                                                                                       1,926,871
--------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well                       2,800      Allis-Chalmers Energy, Inc. (a)                                      40,992
Equipment & Services - 1.2%               2,800      Basic Energy Services, Inc. (a)                                      68,320
                                          7,502      CARBO Ceramics, Inc.                                                270,297
                                          7,300      Complete Production Services, Inc. (a)                              144,102
                                          3,188      Dril-Quip, Inc. (a)                                                 215,764
                                          5,917      Gulf Island Fabrication, Inc.                                       154,375
                                         32,443      Hanover Compressor Co. (a)(g)                                       591,111
                                          7,140      Hornbeck Offshore Services, Inc. (a)                                239,190
                                          6,449      Hydril Co. (a)                                                      361,531
                                         22,346      Input/Output, Inc. (a)                                              221,896
                                          5,500      Lufkin Industries, Inc.                                             291,060
                                          5,800      NATCO Group, Inc. Class A (a)                                       167,040
                                         28,320      Newpark Resources, Inc. (a)                                         150,946
                                         15,700      Oil States International, Inc. (a)                                  431,750
                                         34,281      Parker Drilling Co. (a)                                             242,709
                                          6,800      RPC, Inc.                                                           124,576
                                          8,900      Sulphco, Inc. (a)(g)                                                 55,269
                                          2,100      Superior Well Services, Inc. (a)                                     41,580
                                            400      T-3 Energy Services Inc. (a)                                          8,028
                                          5,100      Trico Marine Services, Inc. (a)                                     172,125
                                          1,900      Union Drilling, Inc. (a)                                             20,900
                                          9,826      Universal Compression Holdings, Inc. (a)                            525,200
                                          9,957      W-H Energy Services, Inc. (a)                                       412,917
                                          2,300      Warrior Energy Service Corp. (a)                                     59,225
                                                                                                                   -------------
                                                                                                                       5,010,903
--------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.2%              10,300      Bucyrus International, Inc.                                         436,926
                                          4,000      Cascade Corp. (g)                                                   182,600
                                         10,300      Flow International Corp. (a)                                        133,591
                                          4,441      Semitool, Inc. (a)                                                   45,920
                                          4,300      TurboChef Technologies, Inc. (a)(g)                                  59,770
                                                                                                                   -------------
                                                                                                                         858,807
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%               1,300      Cavco Industries, Inc. (a)                                    $      40,963
                                         24,127      Champion Enterprises, Inc. (a)                                      166,476
                                          3,905      Palm Harbor Homes, Inc. (a)(g)                                       58,419
                                          2,201      Skyline Corp.                                                        84,100
                                                                                                                   -------------
                                                                                                                         349,958
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                     15,259      Federal Signal Corp.                                                232,700
                                          3,931      Standex International Corp.                                         109,596
                                                                                                                   -------------
                                                                                                                         342,296
--------------------------------------------------------------------------------------------------------------------------------
Medical & Dental                          7,700      Abaxis, Inc. (a)                                                    180,103
Instruments &                             5,600      Abiomed, Inc. (a)                                                    82,824
Supplies - 2.8%                          17,700      Align Technology, Inc. (a)                                          201,426
                                         21,600      American Medical Systems Holdings, Inc. (a)                         398,088
                                          3,400      Angiodynamics, Inc. (a)                                              70,414
                                          6,608      Arrow International, Inc.                                           210,200
                                          5,800      Bio-Rad Laboratories, Inc. Class A (a)                              410,234
                                          5,149      Biosite, Inc. (a)                                                   238,038
                                         17,300      Cepheid, Inc. (a)                                                   124,906
                                          6,600      Cerus Corp. (a)                                                      36,630
                                          6,100      Conceptus, Inc. (a)                                                 107,909
                                         10,428      Conmed Corp. (a)                                                    220,135
                                          9,800      Conor Medsystems, Inc. (a)                                          230,986
                                          8,169      Cyberonics, Inc. (a)                                                143,203
                                          7,100      DJO, Inc. (a)                                                       294,863
                                          7,500      DexCom, Inc. (a)                                                     83,475
                                         15,400      Encore Medical Corp. (a)                                             97,020
                                          3,000      ev3, Inc. (a)                                                        51,030
                                          5,500      FoxHollow Technologies, Inc. (a)(g)                                 188,045
                                          7,600      I-Flow Corp. (a)                                                     91,352
                                          5,650      ICU Medical, Inc. (a)                                               256,962
                                          7,700      IRIS International, Inc. (a)                                         88,550
                                         21,543      Immucor, Inc. (a)                                                   482,779
                                          9,822      Invacare Corp.                                                      231,013
                                          8,640      Inverness Medical Innovations, Inc. (a)                             300,326
                                         14,600      Kyphon, Inc. (a)                                                    546,332
                                          2,678      Landauer, Inc.                                                      135,909
                                         10,200      Lifecell Corp. (a)                                                  328,644
                                          1,600      Medical Action Industries, Inc. (a)                                  43,024
                                         13,044      Mentor Corp.                                                        657,287
                                          6,700      Meridian Bioscience, Inc.                                           157,517
                                         11,110      Merit Medical Systems, Inc. (a)                                     150,874
                                          6,937      Molecular Devices Corp. (a)                                         128,265
                                            500      Northstar Neuroscience, Inc. (a)                                      6,600
                                         12,800      NuVasive, Inc. (a)                                                  257,408
                                         17,059      OraSure Technologies, Inc. (a)                                      137,154
                                         12,698      Owens & Minor, Inc.                                                 417,637
                                         23,473      PSS World Medical, Inc. (a)                                         469,225
                                          5,300      Palomar Medical Technologies, Inc. (a)                              223,660
                                          8,529      PolyMedica Corp.                                                    365,126
                                          6,315      SonoSite, Inc. (a)                                                  179,346
                                         12,200      Spectranetic Corp (a)                                               142,740
                                         10,200      Stereotaxis, Inc. (a)                                               105,570
                                         21,400      Steris Corp.                                                        514,884
                                          6,183      SurModics, Inc. (a)(g)                                              217,147

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                         10,000      Symmetry Medical, Inc. (a)                                    $     150,900
                                         24,100      ThermoGenesis Corp. (a)                                              92,785
                                         17,547      Thoratec Corp. (a)                                                  273,908
                                          9,160      Ventana Medical Systems, Inc. (a)                                   374,003
                                          9,700      Viasys Healthcare, Inc. (a)                                         264,228
                                          1,524      Vital Signs, Inc.                                                    86,271
                                          9,876      West Pharmaceutical Services, Inc.                                  387,830
                                         12,800      Wright Medical Group, Inc. (a)                                      310,400
                                            600      Young Innovations, Inc.                                              21,576
                                                                                                                   -------------
                                                                                                                      11,966,761
--------------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.3%                   4,600      Air Methods Corp. (a)                                               108,560
                                         11,400      Magellan Health Services, Inc. (a)                                  485,640
                                         11,371      Option Care, Inc.                                                   152,258
                                          9,297      Parexel International Corp. (a)                                     307,638
                                          7,395      RehabCare Group, Inc. (a)                                            96,875
                                                                                                                   -------------
                                                                                                                       1,150,971
--------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 1.1%                  1,500      Ampco-Pittsburgh Corp.                                               46,395
                                          3,900      CIRCOR International, Inc.                                          119,145
                                            300      Compx International, Inc.                                             4,677
                                          3,200      Dynamic Materials Corp.                                             103,712
                                          8,450      Encore Wire Corp. (a)(g)                                            298,201
                                          5,800      Insteel Industries, Inc.                                            115,246
                                         10,426      Kaydon Corp. (g)                                                    385,971
                                          4,600      LB Foster Co. Class A (a)                                            74,060
                                          9,558      Lone Star Technologies, Inc. (a)                                    462,416
                                         11,663      Maverick Tube Corp. (a)                                             756,112
                                          6,200      Mueller Water Products, Inc. (a)                                     90,582
                                          5,765      NN, Inc.                                                             68,200
                                          7,155      NS Group, Inc. (a)                                                  461,855
                                         12,010      Quanex Corp.                                                        364,504
                                          8,100      RBC Bearings, Inc. (a)                                              195,615
                                          6,913      RTI International Metals, Inc. (a)                                  301,269
                                          8,293      Ryerson, Inc.                                                       181,534
                                          7,500      Superior Essex, Inc. (a)                                            256,875
                                          5,458      Valmont Industries, Inc.                                            285,181
                                                                                                                   -------------
                                                                                                                       4,571,550
--------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals                         2,500      AM Castle & Co.                                                      67,100
Miscellaneous - 0.5%                      6,873      AMCOL International Corp.                                           171,206
                                          7,211      Brush Engineered Materials, Inc. (a)                                179,338
                                         13,836      Cleveland-Cliffs, Inc. (g)                                          527,290
                                          9,100      Compass Minerals International, Inc.                                257,621
                                         31,244      GrafTech International Ltd. (a)                                     182,465
                                         43,900      Hecla Mining Co. (a)                                                251,986
                                          6,653      Minerals Technologies, Inc.                                         355,270
                                         12,564      Stillwater Mining Co. (a)                                           105,537
                                                                                                                   -------------
                                                                                                                       2,097,813
--------------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain                    4,100      MGP Ingredients, Inc.                                                87,207
Processing - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Business &                  2,600      Core-Mark Holdings Co., Inc. (a)                                     81,484
Consumer Discretionary - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer                    7,200      Reddy Ice Holdings, Inc.                                            174,240
Staples - 0.0%
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                 8,450      Ceradyne, Inc. (a)                                            $     347,211
Commodities - 0.2%                       11,779      Symyx Technologies, Inc. (a)                                        249,597
                                          6,789      WD-40 Co.                                                           242,163
                                                                                                                   -------------
                                                                                                                         838,971
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                 8,938      Insituform Technologies, Inc. Class A (a)                           217,015
Processing - 0.3%                         9,800      Metal Management, Inc.                                              272,832
                                          5,255      Rogers Corp. (a)                                                    324,496
                                         27,459      USEC, Inc.                                                          264,705
                                          1,900      Xerium Technologies, Inc.                                            21,052
                                                                                                                   -------------
                                                                                                                       1,100,100
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer                   27,200      BE Aerospace, Inc. (a)                                              573,648
Durables - 0.2%                          11,100      Blount International, Inc. (a)                                      111,222
                                                                                                                   -------------
                                                                                                                         684,870
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous                             6,500      IHS, Inc. Class A (a)                                               208,520
Technology - 0.1%                         2,700      iRobot Corp. (a)                                                     54,162
                                                                                                                   -------------
                                                                                                                         262,682
--------------------------------------------------------------------------------------------------------------------------------
Multi-Sector                              4,800      Compass Diversified Trust                                            73,440
Companies - 0.3%                         18,471      GenCorp, Inc. (a)(g)                                                237,168
                                          4,200      GenTek Inc. (a)                                                     115,962
                                          7,594      Kaman Corp. Class A                                                 136,768
                                          8,099      Lancaster Colony Corp.                                              362,511
                                          6,500      Raven Industries, Inc.                                              195,065
                                          1,765      Sequa Corp. Class A (a)                                             165,663
                                                                                                                   -------------
                                                                                                                       1,286,577
--------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business              14,300      ACCO Brands Corp. (a)                                               318,318
Equipment - 0.3%                         22,200      Herman Miller, Inc.                                                 759,462
                                          8,274      Kimball International, Inc. Class B                                 159,688
                                          9,400      Knoll, Inc.                                                         189,880
                                          9,840      Presstek, Inc. (a)                                                   53,038
                                                                                                                   -------------
                                                                                                                       1,480,386
--------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.1%                  8,554      Atwood Oceanics, Inc. (a)                                           384,673
                                          3,000      Bois d'Arc Energy, Inc. (a)                                          45,900
                                          5,700      Hercules Offshore, Inc. (a)                                         176,985
                                                                                                                   -------------
                                                                                                                         607,558
--------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 2.1%               7,400      ATP Oil & Gas Corp. (a)                                             273,356
                                          2,800      Arena Resources, Inc. (a)                                            89,936
                                          6,650      Atlas America, Inc. (a)                                             283,822
                                         18,100      Aurora Oil & Gas Corp. (a)                                           55,386
                                         13,002      Berry Petroleum Co. Class A                                         366,136
                                          8,600      Bill Barrett Corp. (a)                                              211,216
                                         19,300      Brigham Exploration Co. (a)                                         130,661
                                          6,000      Bronco Drilling Co., Inc. (a)                                       105,480
                                          5,600      Callon Petroleum Co. (a)                                             75,936
                                          5,600      Carrizo Oil & Gas, Inc. (a)                                         144,424
                                          2,400      Clayton Williams Energy, Inc. (a)                                    72,720
                                         13,657      Comstock Resources, Inc. (a)                                        370,788
                                            800      Delek US Holdings, Inc. (a)                                          14,800
                                         13,900      EXCO Resources, Inc. (a)                                            172,499
                                          7,300      Edge Petroleum Corp. (a)                                            120,231
                                         18,800      Encore Acquisition Co. (a)                                          457,592
                                         14,300      Energy Partners Ltd. (a)(g)                                         352,495

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                         12,000      The Exploration Co. of Delaware, Inc. (a)                     $     114,840
                                         21,900      Gasco Energy, Inc. (a)(g)                                            59,130
                                          5,700      GeoGlobal Resources, Inc. (a)(g)                                     33,402
                                          4,200      Goodrich Petroleum Corp. (a)                                        126,504
                                         61,643      Grey Wolf, Inc. (a)                                                 411,775
                                          1,000      Gulfport Energy Corp. (a)                                            11,590
                                         12,700      Harvest Natural Resources, Inc. (a)                                 131,445
                                          8,983      Houston Exploration Co. (a)                                         495,412
                                         23,200      Mariner Energy, Inc. (a)                                            426,184
                                          9,900      McMoRan Exploration Co. (a)(g)                                      175,626
                                         27,511      Meridian Resource Corp. (a)                                          84,184
                                         12,800      Parallel Petroleum Corp. (a)                                        256,768
                                         45,062      PetroHawk Energy Corp. (a)                                          467,744
                                          6,300      Petroleum Development Corp. (a)                                     251,307
                                         13,000      Petroquest Energy, Inc. (a)                                         135,590
                                         12,300      Pioneer Drilling Co. (a)                                            157,932
                                          8,900      Quest Resource Corp. (a)                                             79,032
                                          4,949      Resource America, Inc. Class A                                      102,939
                                         15,600      Rosetta Resources, Inc. (a)                                         267,852
                                          8,578      Stone Energy Corp. (a)                                              347,237
                                          9,217      Swift Energy Co. (a)                                                385,455
                                          4,300      Toreador Resources Corp. (a)                                         79,206
                                         20,000      Transmeridian Exploration, Inc. (a)(g)                               79,000
                                         16,400      Warren Resources, Inc. (a)                                          199,752
                                          6,500      Western Refining, Inc.                                              151,060
                                         11,710      Whiting Petroleum Corp. (a)                                         469,571
                                                                                                                   -------------
                                                                                                                       8,798,015
--------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated                          19,500      Delta Petroleum Corp. (a)                                           438,555
Domestic - 0.2%                           3,400      GMX Resources Inc. (a)(g)                                           106,726
                                          4,500      Giant Industries, Inc. (a)                                          365,400
                                                                                                                   -------------
                                                                                                                         910,681
--------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated                          21,700      Vaalco Energy, Inc. (a)                                             155,806
International - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%                 16,576      Ferro Corp.                                                         294,721
                                         20,380      H.B. Fuller Co.                                                     477,707
                                          1,693      Kronos Worldwide, Inc.                                               48,741
                                                                                                                   -------------
                                                                                                                         821,169
--------------------------------------------------------------------------------------------------------------------------------
Paper - 0.4%                              9,726      Albany International Corp. Class A                                  309,481
                                         16,800      Bowater, Inc.                                                       345,576
                                          7,698      Buckeye Technologies, Inc. (a)                                       65,433
                                          9,974      Caraustar Industries, Inc. (a)                                       79,493
                                          8,892      Chesapeake Corp.                                                    127,245
                                          8,600      Mercer International, Inc. (a)(g)                                    81,184
                                          4,700      Neenah Paper, Inc.                                                  160,881
                                         14,101      P.H. Glatfelter Co.                                                 191,069
                                          8,080      Rock-Tenn Co. Class A                                               159,984
                                         14,242      Wausau Paper Corp.                                                  192,267
                                                                                                                   -------------
                                                                                                                       1,712,613
--------------------------------------------------------------------------------------------------------------------------------
Plastics - 0.1%                           5,600      The Lamson & Sessions Co. (a)                                       133,392
                                          4,300      PW Eagle, Inc. (g)                                                  129,043
                                         12,354      Spartech Corp.                                                      330,716
                                                                                                                   -------------
                                                                                                                         593,151
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
Pollution Control &                       5,600      American Ecology Corp.                                        $     110,544
Environmental Services                    4,300      Basin Water, Inc. (a)                                                35,217
- 0.2%                                   19,000      Darling International, Inc. (a)                                      79,610
                                         14,546      Headwaters, Inc. (a)                                                339,649
                                          3,100      Team, Inc. (a)                                                       77,686
                                                                                                                   -------------
                                                                                                                         642,706
--------------------------------------------------------------------------------------------------------------------------------
Power Transmission                        9,751      Regal-Beloit Corp.                                                  424,169
Equipment - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
Printing & Copying                       12,882      Bowne & Co., Inc.                                                   183,955
Services - 0.1%                          16,900      Cenveo, Inc. (a)                                                    318,058
                                          6,900      Schawk, Inc.                                                        125,718
                                                                                                                   -------------
                                                                                                                         627,731
--------------------------------------------------------------------------------------------------------------------------------
Production Technology                     3,300      ADE Corp. (a)                                                       105,666
Equipment - 1.4%                         12,457      ATMI, Inc. (a)                                                      362,125
                                         37,800      Axcelis Technologies, Inc. (a)                                      266,868
                                         23,678      Brooks Automation, Inc. (a)                                         308,998
                                         14,556      Cognex Corp.                                                        367,685
                                         40,468      Credence Systems Corp. (a)                                          115,334
                                         12,000      Cymer, Inc. (a)                                                     526,920
                                          6,331      Dionex Corp. (a)                                                    322,501
                                         11,161      Electro Scientific Industries, Inc. (a)                             229,917
                                         16,700      Emcore Corp. (a)                                                     98,864
                                         43,499      Entegris, Inc. (a)                                                  474,574
                                          7,690      Esterline Technologies Corp. (a)                                    259,614
                                          9,255      FEI Co. (a)                                                         195,373
                                          8,000      Intevac, Inc. (a)                                                   134,400
                                         22,256      Kulicke & Soffa Industries, Inc. (a)                                196,743
                                         24,503      LTX Corp. (a)                                                       122,760
                                          6,200      MTS Systems Corp.                                                   200,508
                                         20,299      Mattson Technology, Inc. (a)                                        168,482
                                          7,462      Photon Dynamics, Inc. (a)                                            99,021
                                         11,979      Photronics, Inc. (a)                                                169,263
                                          5,600      Rofin-Sinar Technologies, Inc. (a)                                  340,312
                                         10,073      Rudolph Technologies, Inc. (a)                                      184,638
                                          8,490      Ultratech, Inc. (a)                                                 113,087
                                         18,113      Varian Semiconductor Equipment Associates, Inc. (a)                 664,747
                                                                                                                   -------------
                                                                                                                       6,028,400
--------------------------------------------------------------------------------------------------------------------------------
Publishing:                               8,394      Banta Corp.                                                         399,554
Miscellaneous - 0.4%                      4,000      Consolidated Graphics, Inc. (a)                                     240,680
                                          2,150      Courier Corp.                                                        79,851
                                          7,982      Martha Stewart Living Omnimedia, Inc. Class A (g)                   141,760
                                          9,907      Playboy Enterprises, Inc. Class B (a)                                93,225
                                         56,100      Primedia, Inc. (a)                                                   85,272
                                          2,800      Private Media Group, Inc. (a)                                        11,312
                                         34,900      The Reader's Digest Association, Inc. Class A                       452,304
                                         11,960      Scholastic Corp. (a)                                                372,554
                                                                                                                   -------------
                                                                                                                       1,876,512
--------------------------------------------------------------------------------------------------------------------------------
Publishing:                              29,800      Belo Corp. Class A                                                  471,138
Newspapers - 0.4%                        11,100      Journal Communications, Inc. Class A                                125,097
                                         14,033      Journal Register Co.                                                 79,567
                                         14,700      Lee Enterprises, Inc.                                               371,028
                                          8,400      Media General, Inc. Class A                                         316,848
                                         29,629      Sun-Times Media Group, Inc.                                         194,959
                                                                                                                   -------------
                                                                                                                       1,558,637
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
Radio & TV                               15,700      CKX, Inc. (a)                                                 $     195,465
Broadcasters - 0.5%                      11,700      Citadel Broadcasting Corp.                                          109,980
                                         17,800      Cox Radio, Inc. Class A (a)                                         273,230
                                         16,000      Cumulus Media, Inc. Class A (a)                                     152,960
                                         12,000      Emmis Communications Corp. Class A (a)                              147,000
                                          9,500      Entercom Communications Corp.                                       239,400
                                          1,500      Fisher Communications, Inc. (a)                                      62,325
                                         18,200      Gray Television, Inc.                                               116,662
                                         11,000      Lin TV Corp. Class A (a)                                             85,580
                                          4,200      Outdoor Channel Holdings, Inc. (a)                                   45,738
                                         24,200      Radio One, Inc. Class D (a)                                         151,250
                                          3,183      Salem Communications Corp. Class A                                   36,000
                                         19,064      Sinclair Broadcast Group, Inc. Class A                              149,652
                                         14,884      Spanish Broadcasting System, Inc. Class A (a)                        65,043
                                         18,900      Westwood One, Inc.                                                  133,812
                                          9,396      World Wrestling Entertainment, Inc.                                 154,376
                                                                                                                   -------------
                                                                                                                       2,118,473
--------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.2%                 1,700      American Railcar Industries, Inc.                                    49,487
                                          4,700      Freightcar America, Inc.                                            249,100
                                          4,500      Greenbrier Cos., Inc.                                               130,545
                                         15,339      Westinghouse Air Brake Technologies Corp.                           416,147
                                                                                                                   -------------
                                                                                                                         845,279
--------------------------------------------------------------------------------------------------------------------------------
Railroads - 0.2%                         11,181      Florida East Coast Industries, Inc.                                 638,211
                                         11,475      Genesee & Wyoming, Inc. Class A (a)                                 266,450
                                         12,302      RailAmerica, Inc. (a)                                               134,338
                                                                                                                   -------------
                                                                                                                       1,038,999
--------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.3%                        1,200      AMREP Corp.                                                          58,644
                                          9,800      Affordable Residential Communities (a)                               94,962
                                          1,800      Avatar Holdings, Inc. (a)(g)                                        106,308
                                          5,500      Bluegreen Corp. (a)                                                  63,085
                                          3,200      California Coastal Communities, Inc.                                 65,792
                                          1,800      Consolidated-Tomoka Land Co.                                        115,506
                                          4,800      Housevalues, Inc. (a)(g)                                             28,032
                                          5,200      Newkirk Realty Trust, Inc.                                           85,696
                                          2,715      Tejon Ranch Co. (a)                                                 115,197
                                         11,300      Trammell Crow Co. (a)                                               412,563
                                                                                                                   -------------
                                                                                                                       1,145,785
--------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment                   21,200      Aames Investment Corp.                                               98,653
Trusts (REITs) - 7.2%                    10,001      Acadia Realty Trust                                                 255,025
                                          3,800      Agree Realty Corp.                                                  124,830
                                            567      Alexander's, Inc. (a)                                               175,912
                                          8,446      Alexandria Real Estate Equities, Inc.                               792,235
                                          7,250      American Campus Communities, Inc.                                   184,948
                                         39,600      American Financial Realty Trust                                     441,936
                                         13,987      American Home Mortgage Investment Corp.                             487,727
                                         22,200      Anthracite Capital, Inc.                                            285,492
                                         14,400      Anworth Mortgage Asset Corp.                                        120,240
                                          5,500      Arbor Realty Trust, Inc.                                            140,580
                                         19,000      Ashford Hospitality Trust, Inc.                                     226,670
                                         20,720      BioMed Realty Trust, Inc.                                           628,645
                                         14,700      Capital Lease Funding, Inc.                                         163,023
                                          2,700      Capital Trust, Inc.                                                 109,971
                                          7,300      Cedar Shopping Centers, Inc.                                        118,041

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                          3,500      CentraCore Properties Trust                                   $     111,125
                                         12,000      Corporate Office Properties Trust                                   537,120
                                         12,100      Cousins Properties, Inc.                                            413,941
                                         24,200      Crescent Real Estate EQT Co.                                        527,802
                                         14,600      Deerfield Triarc Capital Corp.                                      191,406
                                         19,300      DiamondRock Hospitality Co.                                         320,573
                                          4,500      Digital Realty Trust, Inc.                                          140,940
                                          7,027      Eastgroup Properties, Inc.                                          350,366
                                         11,200      Education Realty Trust, Inc.                                        165,312
                                          8,580      Entertainment Properties Trust                                      423,165
                                         17,240      Equity Inns, Inc.                                                   274,461
                                          6,494      Equity Lifestyle Properties, Inc.                                   296,841
                                         11,000      Equity One, Inc.                                                    263,670
                                         14,750      Extra Space Storage, Inc.                                           255,322
                                         18,470      FelCor Lodging Trust, Inc.                                          370,323
                                         20,000      Fieldstone Investment Corp.                                         174,600
                                         15,100      First Industrial Realty Trust, Inc. (g)                             664,400
                                          6,800      First Potomac Realty Trust                                          205,496
                                         15,500      Franklin Street Properties Corp.                                    307,830
                                         46,600      Friedman Billings Ramsey Group, Inc. Class A                        374,198
                                         12,590      GMH Communities Trust                                               158,886
                                          5,200      Getty Realty Corp.                                                  152,256
                                         12,439      Glenborough Realty Trust, Inc.                                      320,055
                                         11,656      Glimcher Realty Trust                                               288,836
                                          3,950      Gramercy Capital Corp.                                               99,579
                                         15,000      Healthcare Realty Trust, Inc.                                       576,150
                                          8,400      Heritage Property Investment Trust                                  306,264
                                         13,600      Hersha Hospitality Trust                                            130,560
                                         17,300      Highland Hospitality Corp.                                          247,909
                                         16,900      Highwoods Properties, Inc.                                          628,849
                                         10,720      Home Properties, Inc.                                               612,755
                                         17,000      HomeBanc Corp.                                                      104,550
                                         24,100      IMPAC Mortgage Holdings, Inc.                                       225,817
                                         21,400      Inland Real Estate Corp.                                            374,928
                                         13,692      Innkeepers USA Trust                                                223,042
                                         14,800      Investors Real Estate Trust                                         144,448
                                          6,000      JER Investors Trust, Inc.                                           102,960
                                         25,000      KKR Financial Corp.                                                 613,500
                                          7,240      Kite Realty Group Trust                                             123,370
                                          6,800      LTC Properties, Inc.                                                164,900
                                         13,320      LaSalle Hotel Properties                                            577,289
                                         17,642      Lexington Corporate Properties Trust                                373,657
                                         25,990      Longview Fibre Co.                                                  528,117
                                         17,200      Luminent Mortgage Capital, Inc.                                     176,988
                                         25,100      MFA Mortgage Investments, Inc.                                      186,995
                                         13,700      Maguire Properties, Inc.                                            558,138
                                         16,200      Medical Properties Trust, Inc.                                      216,918
                                          8,529      Mid-America Apartment Communities, Inc.                             522,145
                                         17,600      The Mills Corp.                                                     294,096
                                          9,250      MortgageIT Holdings, Inc.                                           130,240
                                          7,429      National Health Investors, Inc.                                     210,464
                                         17,775      National Retail Properties, Inc.                                    383,940

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                         25,559      Nationwide Health Properties, Inc.                            $     683,447
                                         13,900      Newcastle Investment Corp.                                          380,999
                                         13,400      NorthStar Realty Finance Corp.                                      170,180
                                         10,400      Novastar Financial, Inc. (g)                                        303,576
                                         18,400      Omega Healthcare Investors, Inc.                                    276,184
                                          5,308      PS Business Parks, Inc.                                             320,072
                                          3,804      Parkway Properties, Inc.                                            176,848
                                         11,632      Pennsylvania Real Estate Investment Trust                           495,174
                                         13,386      Post Properties, Inc.                                               636,103
                                         13,247      Potlatch Corp.                                                      491,464
                                          7,800      RAIT Investment Trust                                               225,030
                                          7,000      Ramco-Gershenson Properties Trust                                   223,650
                                         27,700      Realty Income Corp.                                                 684,467
                                          6,195      Redwood Trust, Inc.                                                 312,042
                                         12,500      Republic Property Trust                                             137,750
                                          3,422      Saul Centers, Inc.                                                  153,990
                                         15,000      Saxon Capital, Inc.                                                 210,600
                                         20,214      Senior Housing Properties Trust                                     431,367
                                          2,700      Sizeler Property Investors, Inc.                                     40,581
                                          6,704      Sovran Self Storage, Inc.                                           372,407
                                         33,300      Spirit Finance Corp.                                                386,613
                                         24,900      Strategic Hotel Capital, Inc.                                       495,012
                                          7,243      Sun Communities, Inc.                                               231,486
                                         18,900      Sunstone Hotel Investors, Inc.                                      561,708
                                          9,822      Tanger Factory Outlet Centers, Inc.                                 349,859
                                          2,875      Tarragon Corp.                                                       29,929
                                         21,400      Trustreet Properties, Inc.                                          267,714
                                         13,470      U-Store-It Trust                                                    289,066
                                          3,927      Universal Health Realty Income Trust                                140,783
                                          6,700      Urstadt Biddle Properties, Inc. Class A                             121,739
                                         15,065      Washington Real Estate Investment Trust                             599,587
                                          3,900      Windrose Medical Properties Trust                                    68,952
                                          8,255      Winston Hotels, Inc.                                                101,701
                                          2,300      Winthrop Realty Trust, Inc.                                          14,835
                                                                                                                   -------------
                                                                                                                      30,866,335
--------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles &                   5,643      Arctic Cat, Inc.                                                     93,674
Boats - 0.3%                             20,199      Fleetwood Enterprises, Inc. (a)                                     135,939
                                          2,075      Marine Products Corp.                                                20,169
                                          8,524      Monaco Coach Corp.                                                   94,957
                                         12,700      Polaris Industries, Inc.                                            522,605
                                         10,690      Winnebago Industries, Inc. (g)                                      335,452
                                                                                                                   -------------
                                                                                                                       1,202,796
--------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                3,853      Electro Rent Corp. (a)                                               65,540
Commercial - 0.2%                         4,800      H&E Equipment Services, Inc. (a)                                    117,072
                                          2,000      Interpool, Inc.                                                      44,920
                                          2,000      Marlin Business Services, Inc. (a)                                   41,800
                                          6,210      McGrath RentCorp                                                    158,976
                                         11,200      Williams Scotsman International, Inc. (a)                           239,232
                                                                                                                   -------------
                                                                                                                         667,540
--------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:               13,493      Aaron Rents, Inc.                                                   310,069
Consumer - 0.4%                           3,400      Amerco, Inc. (a)                                                    252,110
                                          7,795      Dollar Thrifty Automotive Group (a)                                 347,423
                                         23,400      Rent-A-Center, Inc. (a)                                             685,386
                                                                                                                   -------------
                                                                                                                       1,594,988
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.9%                       11,100      AFC Enterprises, Inc. (a)                                     $     160,284
                                         22,500      Applebee's International, Inc.                                      483,975
                                          3,800      BJ's Restaurants, Inc. (a)                                           83,638
                                         13,380      Bob Evans Farms, Inc.                                               405,146
                                          3,225      Buffalo Wild Wings, Inc. (a)                                        123,356
                                          9,000      CBRL Group, Inc.                                                    363,870
                                         10,550      CEC Entertainment, Inc. (a)                                         332,431
                                         18,400      CKE Restaurants, Inc.                                               307,648
                                          6,700      California Pizza Kitchen, Inc. (a)                                  200,531
                                          2,000      Chipotle Mexican Grill, Inc. Class A (a)(g)                          99,340
                                          7,200      Cosi, Inc. (a)                                                       38,592
                                         30,100      Denny's Corp. (a)                                                   102,340
                                         11,250      Domino's Pizza, Inc.                                                288,563
                                          5,848      IHOP Corp.                                                          271,055
                                         11,218      Jack in the Box, Inc. (a)                                           585,355
                                         17,400      Krispy Kreme Doughnuts, Inc. (a)(g)                                 140,940
                                          5,496      Landry's Restaurants, Inc.                                          165,704
                                          7,254      Lone Star Steakhouse & Saloon, Inc.                                 201,444
                                          6,800      Luby's, Inc. (a)                                                     67,116
                                          2,400      McCormick & Schmick's Seafood Restaurants, Inc. (a)                  53,976
                                            600      Morton's Restaurant Group, Inc. (a)                                   9,246
                                         10,184      O'Charleys, Inc. (a)                                                193,190
                                          7,608      PF Chang's China Bistro, Inc. (a)                                   264,074
                                          7,696      Papa John's International, Inc. (a)                                 277,903
                                         12,777      Rare Hospitality International, Inc. (a)                            390,465
                                          6,300      Red Robin Gourmet Burgers, Inc. (a)                                 290,493
                                         17,800      Ruby Tuesday, Inc.                                                  501,782
                                          7,800      Ruth's Chris Steak House, Inc. (a)                                  146,796
                                         13,400      Ryan's Restaurant Group, Inc. (a)                                   212,658
                                         28,800      Sonic Corp. (a)                                                     651,168
                                          8,228      The Steak n Shake Co. (a)                                           138,971
                                         15,000      Texas Roadhouse, Inc. Class A (a)                                   184,200
                                         18,450      Triarc Cos.                                                         278,964
                                                                                                                   -------------
                                                                                                                       8,015,214
--------------------------------------------------------------------------------------------------------------------------------
Retail - 4.2%                             7,924      1-800-FLOWERS.COM, Inc. Class A (a)                                  41,680
                                         13,500      99 Cents Only Stores (a)                                            159,705
                                          6,700      AC Moore Arts & Crafts, Inc. (a)                                    127,501
                                         17,250      Aeropostale, Inc. (a)                                               504,218
                                          5,050      America's Car Mart, Inc. (a)                                         83,073
                                          2,500      Asbury Automotive Group, Inc.                                        51,500
                                          6,700      bebe Stores, Inc.                                                   166,026
                                          9,000      Big 5 Sporting Goods Corp.                                          205,200
                                         35,500      Big Lots, Inc. (a)                                                  703,255
                                         60,400      Blockbuster, Inc. Class A (g)                                       231,936
                                          5,800      Blue Nile, Inc. (a)(g)                                              210,830
                                          3,100      The Bon-Ton Stores, Inc. (g)                                         92,194
                                          6,600      Books-A-Million, Inc.                                               117,810
                                         19,500      Borders Group, Inc.                                                 397,800
                                          9,018      Brown Shoe Co., Inc.                                                323,205
                                          2,249      The Buckle, Inc.                                                     85,327
                                          3,800      Build-A-Bear Workshop, Inc. (a)(g)                                   86,526
                                         13,934      CSK Auto Corp. (a)                                                  196,469
                                          8,500      Cabela's, Inc. Class A (a)(g)                                       184,705

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                          3,850      Cache, Inc. (a)                                               $      68,877
                                         12,400      Casual Male Retail Group, Inc. (a)                                  170,252
                                         10,995      The Cato Corp. Class A                                              240,900
                                          6,100      Central Garden and Pet Co. (a)                                      294,386
                                          6,100      Charlotte Russe Holding, Inc. (a)                                   167,994
                                         40,840      Charming Shoppes, Inc. (a)                                          583,195
                                          7,385      The Children's Place Retail Stores, Inc. (a)                        472,862
                                         11,528      Christopher & Banks Corp.                                           339,845
                                          1,500      Conn's, Inc. (a)                                                     31,305
                                          9,276      Cost Plus, Inc. (a)                                                 111,034
                                            500      DEB Shops, Inc.                                                      12,820
                                          6,709      dELiA*s, Inc. (a)                                                    51,659
                                         16,790      Dress Barn, Inc. (a)                                                366,358
                                         18,700      drugstore.com, Inc. (a)                                              64,515
                                          3,400      Ezcorp, Inc. (a)                                                    131,512
                                          3,900      FTD Group, Inc. (a)                                                  60,255
                                         15,635      Fred's, Inc.                                                        197,314
                                         11,300      GSI Commerce, Inc. (a)                                              167,692
                                          7,500      Gaiam, Inc. (a)                                                      96,825
                                             16      Gander Mountain Co. (a)                                                 111
                                          7,338      Genesco, Inc. (a)                                                   252,941
                                         17,400      Global Imaging Systems, Inc. (a)                                    384,018
                                          7,732      Group 1 Automotive, Inc.                                            385,827
                                          7,939      Guitar Center, Inc. (a)                                             354,715
                                         10,258      Gymboree Corp. (a)                                                  432,682
                                         15,581      HOT Topic, Inc. (a)                                                 173,572
                                         13,575      Hibbett Sporting Goods, Inc. (a)                                    355,394
                                         18,098      Insight Enterprises, Inc. (a)                                       373,000
                                          7,370      J Crew Group, Inc. (a)                                              221,616
                                          7,605      Jo-Ann Stores, Inc. (a)                                             127,156
                                          5,133      Jos. A. Bank Clothiers, Inc. (a)(g)                                 153,785
                                          1,447      Lawson Products, Inc.                                                60,658
                                          5,300      Lithia Motors, Inc. Class A                                         131,016
                                          6,700      MarineMax, Inc. (a)                                                 170,515
                                         15,100      Men's Wearhouse, Inc.                                               561,871
                                          4,900      New York & Co. (a)                                                   64,092
                                          4,800      Overstock.com, Inc. (a)(g)                                           84,144
                                         15,510      PEP Boys-Manny, Moe & Jack                                          199,304
                                         22,500      Pacific Sunwear of California, Inc. (a)                             339,300
                                          8,100      The Pantry, Inc. (a)                                                456,597
                                         21,100      Payless Shoesource, Inc. (a)                                        525,390
                                          8,200      PetMed Express, Inc. (a)                                             85,608
                                         19,800      Petco Animal Supplies, Inc. (a)                                     567,072
                                         27,599      Pier 1 Imports, Inc.                                                204,785
                                          9,316      Priceline.com, Inc. (a)                                             342,736
                                         13,300      Restoration Hardware, Inc. (a)                                      115,311
                                          6,700      Retail Ventures, Inc. (a)                                           103,247
                                          8,800      Rush Enterprises, Inc. Class A (a)                                  146,784
                                          3,747      Russ Berrie & Co., Inc. (a)                                          57,104
                                          7,254      School Specialty, Inc. (a)                                          255,994
                                          8,700      Sonic Automotive, Inc.                                              200,883
                                          8,400      Stage Stores, Inc.                                                  246,456
                                          7,303      Stamps.com, Inc. (a)                                                139,195

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                          7,824      Stein Mart, Inc.                                              $     119,003
                                          7,300      Talbots, Inc.                                                       198,925
                                         10,390      Tuesday Morning Corp.                                               144,213
                                         10,366      Tween Brands, Inc. (a)                                              389,761
                                         13,980      United Natural Foods, Inc. (a)                                      433,240
                                          9,856      ValueVision Media, Inc. Class A (a)                                 114,231
                                          3,100      Volcom, Inc. (a)                                                     69,874
                                         18,300      The Wet Seal, Inc. Class A (a)                                      112,362
                                         15,300      Zale Corp. (a)                                                      424,422
                                          4,000      Zumiez, Inc. (a)                                                    108,000
                                                                                                                   -------------
                                                                                                                      17,985,470
--------------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 2.2%                     6,237      Anchor Bancorp Wisconsin, Inc.                                      178,129
                                          8,750      BFC Financial Corp. (a)                                              50,750
                                         23,438      Bank Mutual Corp.                                                   284,303
                                         18,142      BankAtlantic Bancorp, Inc. Class A                                  257,979
                                          9,073      BankUnited Financial Corp. Class A                                  236,533
                                          2,600      Berkshire Hills Bancorp, Inc.                                        92,534
                                         23,487      Brookline Bancorp, Inc.                                             322,946
                                            500      Charter Financial Corp. (a)                                          19,995
                                          1,500      Citizens First Bancorp, Inc.                                         38,190
                                          4,842      Coastal Financial Corp.                                              60,961
                                         15,426      Commercial Capital Bancorp, Inc.                                    245,890
                                          9,549      Dime Community Bancshares, Inc.                                     140,657
                                          6,400      Downey Financial Corp.                                              425,856
                                          9,522      Fidelity Bankshares, Inc.                                           371,453
                                          3,826      First Financial Holdings, Inc.                                      130,926
                                          5,800      First Indiana Corp.                                                 150,858
                                         39,653      First Niagara Financial Group, Inc.                                 578,141
                                          3,100      First Place Financial Corp.                                          70,246
                                          8,150      First Republic Bank                                                 346,864
                                          4,800      FirstFed Financial Corp. (a)                                        272,256
                                         11,250      Flagstar Bancorp, Inc.                                              163,688
                                          7,875      Flushing Financial Corp.                                            137,813
                                          2,978      Great Southern Bancorp, Inc.                                         83,682
                                          7,317      Harbor Florida Bancshares, Inc.                                     324,216
                                          3,000      Horizon Financial Corp.                                              89,580
                                          3,050      IBERIABANK Corp.                                                    186,050
                                          1,800      ITLA Capital Corp.                                                   96,768
                                          9,100      KNBT Bancorp, Inc.                                                  146,328
                                          6,600      Kearny Financial Corp.                                              100,188
                                         10,960      MAF Bancorp, Inc.                                                   452,538
                                            300      NASB Financial, Inc.                                                 11,937
                                         20,811      Netbank, Inc.                                                       125,907
                                         34,900      NewAlliance Bancshares, Inc.                                        511,285
                                          4,867      Northwest Bancorp, Inc.                                             124,109
                                          3,296      OceanFirst Financial Corp.                                           70,699
                                         13,965      Ocwen Financial Corp. (a)                                           208,079
                                          8,211      PFF Bancorp, Inc.                                                   304,135
                                         14,228      Partners Trust Financial Group, Inc.                                152,382

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                          3,000      Pennfed Financial Services, Inc.                              $      50,310
                                         23,958      Provident Financial Services, Inc.                                  443,463
                                         12,689      Provident New York Bancorp                                          173,586
                                          3,200      Rockville Financial, Inc.                                            46,368
                                         12,953      Sterling Financial Corp.                                            420,066
                                          4,200      Texas United Bancshares, Inc.                                       138,558
                                          5,800      TierOne Corp.                                                       196,794
                                          8,561      United Community Financial Corp.                                    105,471
                                         34,533      W Holding Co., Inc.                                                 204,090
                                            400      Westfield Financial, Inc.                                            12,708
                                          7,400      Willow Grove Bancorp, Inc.                                          115,884
                                                                                                                   -------------
                                                                                                                       9,472,149
--------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment &                   12,835      Newport Corp. (a)                                                   209,211
Suppliers - 0.2%                         10,335      Varian, Inc. (a)                                                    474,066
                                                                                                                   -------------
                                                                                                                         683,277
--------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage &                   16,545      CharterMac                                                          330,238
Services - 0.5%                           4,600      GFI Group, Inc. (a)                                                 254,334
                                          4,200      Gladstone Investment Corp.                                           61,320
                                         33,600      Knight Capital Group, Inc. Class A (a)                              611,520
                                         16,800      LaBranche & Co., Inc. (a)(g)                                        174,216
                                         13,800      MarketAxess Holdings, Inc. (a)                                      144,486
                                         10,261      NCO Group, Inc. (a)                                                 269,043
                                          6,600      optionsXpress Holdings, Inc.                                        184,008
                                          3,900      Penson Worldwide, Inc. (a)                                           70,005
                                          5,004      SWS Group, Inc.                                                     124,550
                                          3,800      Thomas Weisel Partners Group, Inc. (a)                               60,990
                                                                                                                   -------------
                                                                                                                       2,284,710
--------------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 3.5%              13,870      ABM Industries, Inc.                                                260,201
                                          9,405      AMN Healthcare Services, Inc. (a)                                   223,369
                                          7,261      Administaff, Inc.                                                   244,696
                                          7,000      The Advisory Board Co. (a)                                          353,640
                                          5,700      Ambassadors Group, Inc.                                             161,196
                                          1,100      Ambassadors International, Inc.                                      34,749
                                            700      Barrett Business Services (a)                                        15,029
                                         24,253      CBIZ, Inc. (a)                                                      177,047
                                          5,601      CDI Corp.                                                           115,997
                                          4,700      CRA International, Inc. (a)                                         224,002
                                          6,978      Casella Waste Systems, Inc. (a)                                      72,153
                                          2,800      Central Parking Corp.                                                46,200
                                          8,272      Chemed Corp.                                                        266,855
                                          5,300      Clark, Inc.                                                          59,731
                                          6,250      CoStar Group, Inc. (a)                                              258,250
                                         13,400      Cogent, Inc. (a)                                                    183,982
                                          6,600      Coinmach Service Corp. Class A                                       65,538
                                          8,792      Coinstar, Inc. (a)                                                  253,034
                                          1,500      Cornell Cos., Inc. (a)                                               25,920
                                         12,600      Cross Country Healthcare, Inc. (a)                                  214,200
                                          9,800      Diamond Management & Technology Consultants, Inc. (a)               109,172
                                          5,700      DynCorp. International, Inc. (a)                                     71,763
                                          7,704      Exponent, Inc. (a)                                                  128,426
                                         12,541      FTI Consulting, Inc. (a)                                            314,277
                                          2,200      First Advantage Corp. Class A (a)                                    45,892

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                         10,000      First Consulting Group, Inc. (a)                              $      97,500
                                          4,481      Forrester Research, Inc. (a)                                        117,895
                                          6,777      G&K Services, Inc. Class A                                          246,886
                                          4,900      The Geo Group, Inc. (a)                                             207,025
                                         10,000      Gevity HR, Inc.                                                     227,800
                                         16,500      Harris Interactive, Inc. (a)                                        100,650
                                          7,158      Heidrick & Struggles International, Inc. (a)                        257,688
                                         15,800      Home Solutions of America, Inc. (a)(g)                               86,584
                                         10,400      Hudson Highland Group, Inc. (a)                                     101,920
                                          1,300      ICT Group, Inc. (a)                                                  40,911
                                         34,700      IKON Office Solutions, Inc.                                         466,368
                                         10,700      Jackson Hewitt Tax Service, Inc.                                    321,107
                                          6,768      Kelly Services, Inc. Class A                                        185,511
                                          6,300      Kenexa Corp. (a)                                                    158,886
                                         11,700      Kforce, Inc. (a)                                                    139,581
                                          6,300      The Knot, Inc. (a)                                                  139,419
                                         12,968      Korn/Ferry International (a)                                        271,550
                                         17,322      Labor Ready, Inc. (a)                                               275,939
                                         11,200      Lightbridge, Inc. (a)                                               131,264
                                          4,300      Liquidity Services, Inc. (a)                                         67,037
                                          6,004      MAXIMUS, Inc.                                                       156,704
                                         32,705      MPS Group, Inc. (a)                                                 494,173
                                          4,942      Midas, Inc. (a)                                                     102,201
                                          5,100      Monro Muffler, Inc.                                                 173,451
                                         13,523      Navigant Consulting, Inc. (a)                                       271,271
                                         15,200      Net 1 UEPS Technologies, Inc. (a)                                   347,472
                                          4,117      Netratings, Inc. (a)                                                 58,585
                                          6,300      On Assignment, Inc. (a)                                              61,803
                                         17,364      PHH Corp. (a)                                                       475,774
                                          8,200      People Support, Inc. (a)                                            151,700
                                          7,500      Perficient, Inc. (a)                                                117,600
                                          3,260      Pre-Paid Legal Services, Inc. (g)                                   129,324
                                          5,300      The Providence Service Corp. (a)                                    146,227
                                         14,000      Regis Corp.                                                         501,900
                                         17,532      Resources Connection, Inc. (a)                                      469,682
                                          9,402      Rollins, Inc.                                                       198,476
                                         13,800      Sirva, Inc. (a)                                                      36,708
                                         13,700      Sitel Corp. (a)                                                      41,237
                                         14,200      Source Interlink Cos., Inc. (a)                                     134,900
                                         18,229      Spherion Corp. (a)                                                  130,337
                                            600      Standard Parking Corp. (a)                                           18,828
                                          5,940      Startek, Inc.                                                        74,072
                                         28,900      Synagro Technologies, Inc.                                          121,958
                                         10,389      TeleTech Holdings, Inc. (a)                                         162,380
                                         19,131      Tetra Tech, Inc. (a)                                                333,262
                                          1,700      Travelzoo, Inc. (a)                                                  48,994
                                          4,400      Unifirst Corp.                                                      137,456
                                          3,200      Vertrue, Inc. (a)                                                   125,824
                                          6,700      Viad Corp.                                                          237,247
                                          2,259      Volt Information Sciences, Inc. (a)                                  80,307
                                         15,718      Waste Connections, Inc. (a)                                         595,869

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                            700      Waste Industries USA, Inc.                                    $      18,921
                                          6,533      Waste Services, Inc. (a)                                             59,711
                                         13,415      Watson Wyatt Worldwide, Inc.                                        548,942
                                         18,113      Wireless Facilities, Inc. (a)(g)                                     38,762
                                          9,400      World Fuel Services Corp.                                           380,230
                                                                                                                   -------------
                                                                                                                      14,749,128
--------------------------------------------------------------------------------------------------------------------------------
Shipping - 0.2%                          10,000      American Commercial Lines, Inc. (a)                                 594,500
                                          6,700      Gulfmark Offshore, Inc. (a)                                         213,328
                                          4,300      Horizon  Lines, Inc. Class A                                         71,810
                                          3,300      Maritrans, Inc.                                                     120,780
                                          2,100      Star Maritime Acquisition Corp. (a)                                  20,181
                                                                                                                   -------------
                                                                                                                       1,020,599
--------------------------------------------------------------------------------------------------------------------------------
Shoes - 0.7%                              2,300      CROCS, Inc. (a)(g)                                                   78,085
                                          6,200      DSW, Inc. Class A (a)                                               195,300
                                          4,300      Deckers Outdoor Corp. (a)                                           203,476
                                         13,566      The Finish Line, Inc. Class A                                       171,203
                                         10,800      Iconix Brand Group, Inc. (a)                                        173,880
                                         10,296      K-Swiss, Inc. Class A                                               309,498
                                          3,192      Kenneth Cole Productions, Inc. Class A                               77,789
                                          4,100      Shoe Carnival, Inc. (a)                                             103,402
                                          4,655      Skechers U.S.A., Inc. Class A (a)                                   109,439
                                          7,768      Steven Madden Ltd.                                                  304,816
                                         11,635      Stride Rite Corp.                                                   162,424
                                         15,900      Timberland Co. Class A (a)                                          457,443
                                            300      Weyco Group, Inc.                                                     6,711
                                         17,708      Wolverine World Wide, Inc.                                          501,313
                                                                                                                   -------------
                                                                                                                       2,854,779
--------------------------------------------------------------------------------------------------------------------------------
Steel - 0.6%                             34,827      AK Steel Holding Corp. (a)                                          422,800
                                         15,890      Chaparral Steel Co. (a)                                             541,213
                                          7,534      Gibraltar Industries, Inc.                                          167,104
                                          3,500      Olympic Steel, Inc.                                                  87,010
                                         11,900      Oregon Steel Mills, Inc. (a)                                        581,553
                                          6,750      Schnitzer Steel Industries, Inc. Class A                            212,895
                                          5,200      Steel Technologies, Inc.                                            102,076
                                          3,600      Wheeling-Pittsburgh Corp. (a)                                        61,596
                                         24,000      Worthington Industries, Inc.                                        409,440
                                                                                                                   -------------
                                                                                                                       2,585,687
--------------------------------------------------------------------------------------------------------------------------------
Sugar - 0.0%                              4,700      Imperial Sugar Co. New Shares                                       146,264
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications                       50,600      Andrew Corp. (a)                                                    467,038
Equipment - 0.9%                         33,900      Arris Group, Inc. (a)                                               388,494
                                          5,285      Audiovox Corp. Class A (a)                                           73,567
                                         13,461      Belden CDT, Inc.                                                    514,614
                                         17,934      C-COR, Inc. (a)                                                     153,874
                                          5,300      CalAmp Corp. (a)                                                     32,277
                                         18,100      Interdigital Communications Corp. (a)                               617,210
                                         11,900      Mastec, Inc. (a)                                                    131,733
                                         14,899      Plantronics, Inc.                                                   261,179
                                         27,400      Polycom, Inc. (a)                                                   672,122
                                         40,377      Powerwave Technologies, Inc. (a)                                    306,865
                                          8,100      Radyne Corp. (a)                                                     99,144
                                         19,000      Symmetricom, Inc. (a)                                               153,330
                                                                                                                   -------------
                                                                                                                       3,871,447
--------------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.0%                  15,121      Interface, Inc. Class A (a)                                         194,758
--------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel                         17,500      Carter's, Inc. (a)                                            $     461,825
Manufacturers - 1.0%                      2,500      Cherokee, Inc.                                                       91,525
                                          5,200      Columbia Sportswear Co. (a)                                         290,316
                                          6,485      Guess?, Inc. (a)                                                    314,717
                                          6,300      Hartmarx Corp. (a)                                                   42,651
                                          7,182      Kellwood Co.                                                        207,057
                                          4,500      Maidenform Brands, Inc. (a)                                          86,850
                                          4,842      Oxford Industries, Inc.                                             207,770
                                          3,700      Perry Ellis International, Inc. (a)                                 114,256
                                         17,154      Phillips-Van Heusen Corp.                                           716,523
                                         38,700      Quiksilver, Inc. (a)                                                470,205
                                          5,600      True Religion Apparel, Inc. (a)(g)                                  118,216
                                          6,200      Under Armour, Inc. Class A (a)(g)                                   248,124
                                         17,400      The Warnaco Group, Inc. (a)                                         336,516
                                                                                                                   -------------
                                                                                                                       3,706,551
--------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.1%                     3,574      Bandag, Inc.                                                        146,677
                                         16,900      Cooper Tire & Rubber Co. (g)                                        170,014
                                          3,900      Titan International, Inc. (g)                                        70,512
                                                                                                                   -------------
                                                                                                                         387,203
--------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                           37,855      Alliance One International, Inc. (a)                                155,206
                                          4,920      Schweitzer-Mauduit International, Inc.                               93,382
                                          7,456      Universal Corp.                                                     272,368
                                         13,034      Vector Group Ltd.                                                   211,406
                                                                                                                   -------------
                                                                                                                         732,362
--------------------------------------------------------------------------------------------------------------------------------
Toys - 0.2%                              10,730      Jakks Pacific, Inc. (a)                                             191,316
                                         10,800      Leapfrog Enterprises, Inc. (a)(g)                                    85,644
                                         17,400      Marvel Entertainment, Inc. (a)                                      420,036
                                                                                                                   -------------
                                                                                                                         696,996
--------------------------------------------------------------------------------------------------------------------------------
Transportation                            9,100      Celadon Group, Inc. (a)                                             151,424
Miscellaneous - 0.3%                      1,500      Dynamex, Inc. (a)                                                    31,125
                                         12,700      HUB Group, Inc. Class A (a)                                         289,306
                                         11,700      Pacer International, Inc.                                           324,792
                                          5,981      Saia, Inc. (a)                                                      194,981
                                          4,100      US Xpress Enterprises, Inc. Class A (a)                              94,915
                                                                                                                   -------------
                                                                                                                       1,086,543
--------------------------------------------------------------------------------------------------------------------------------
Truckers - 0.5%                           7,541      Arkansas Best Corp.                                                 324,489
                                         11,532      Forward Air Corp.                                                   381,594
                                         19,173      Heartland Express, Inc.                                             300,633
                                         17,662      Knight Transportation, Inc.                                         299,371
                                          4,450      Marten Transport Ltd. (a)                                            76,051
                                          9,425      Old Dominion Freight Line, Inc. (a)                                 283,033
                                          1,100      PAM Transportation Services (a)                                      27,566
                                            100      Patriot Transportation Holding, Inc. (a)                              7,556
                                          1,000      Quality Distribution, Inc. (a)                                       14,720
                                          4,100      USA Truck, Inc. (a)                                                  78,105
                                          1,700      Universal Truckload Services, Inc. (a)                               44,149
                                         17,300      Werner Enterprises, Inc.                                            323,683
                                                                                                                   -------------
                                                                                                                       2,160,950
--------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV &                    17,600      Mediacom Communications Corp. Class A (a)                           125,312
Radio - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
Utilities:                                9,166      Allete, Inc.                                                        398,263
Electrical - 1.6%                        15,175      Avista Corp.                                                        359,344
                                         12,000      Black Hills Corp.                                                   403,320

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                          4,989      CH Energy Group, Inc.                                         $     256,784
                                         17,867      Cleco Corp.                                                         450,963
                                         30,040      Duquesne Light Holdings, Inc.                                       590,586
                                         15,308      El Paso Electric Co. (a)                                            341,981
                                          8,068      The Empire District Electric Co.                                    180,562
                                         13,100      IDACORP, Inc.                                                       495,311
                                          4,000      ITC Holdings Corp.                                                  124,800
                                          6,145      MGE Energy, Inc.                                                    198,975
                                         11,300      NorthWestern Corp.                                                  395,274
                                          9,186      Otter Tail Corp.                                                    268,599
                                         21,400      PNM Resources, Inc.                                                 589,998
                                          4,100      Pike Electric Corp. (a)                                              61,090
                                         10,500      Portland General Electric Co.                                       256,305
                                          9,167      UIL Holdings Corp.                                                  343,762
                                         10,483      Unisource Energy Corp.                                              349,398
                                         27,200      Westar Energy, Inc.                                                 639,472
                                                                                                                   -------------
                                                                                                                       6,704,787
--------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas                            5,322      Cascade Natural Gas Corp.                                           138,851
Distributors - 1.0%                       2,200      EnergySouth, Inc.                                                    74,250
                                          6,048      The Laclede Group, Inc.                                             194,020
                                          9,174      New Jersey Resources Corp.                                          452,278
                                         13,800      Nicor, Inc. (g)                                                     590,088
                                          8,699      Northwest Natural Gas Co.                                           341,697
                                         13,100      Peoples Energy Corp.                                                532,515
                                         25,100      Piedmont Natural Gas Co. (g)                                        635,281
                                          9,232      South Jersey Industries, Inc.                                       276,129
                                         12,790      Southwest Gas Corp.                                                 426,163
                                         17,500      WGL Holdings, Inc.                                                  548,450
                                                                                                                   -------------
                                                                                                                       4,209,722
--------------------------------------------------------------------------------------------------------------------------------
Utilities:                              118,500      Aquila, Inc. (a)                                                    513,105
Miscellaneous - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
Utilities:                               17,000      Alaska Communications Systems Group, Inc.                           225,590
Telecommunications - 1.3%                   400      Atlantic Tele-Network Inc.                                            7,392
                                          5,155      CT Communications, Inc.                                             111,967
                                          5,626      Centennial Communications Corp.                                      29,987
                                         86,400      Cincinnati Bell, Inc. (a)                                           416,448
                                          8,333      Commonwealth Telephone Enterprises, Inc.                            343,570
                                          7,200      Consolidated Communications Holdings, Inc.                          134,712
                                         52,500      Dobson Communications Corp. Class A (a)                             368,025
                                          1,600      Eschelon Telecom, Inc. (a)                                           27,184
                                         10,400      FairPoint Communications, Inc.                                      180,960
                                         39,050      FiberTower Corp. (a)(g)                                             369,023
                                         16,939      General Communication Inc. Class A (a)                              209,874
                                          6,492      Golden Telecom, Inc. (f)                                            196,383
                                         16,800      IDT Corp. Class B (a)                                               242,256
                                         10,600      Iowa Telecommunications Services, Inc.                              209,774
                                          6,200      iPCS, Inc. (a)                                                      332,010
                                          6,900      NTELOS Holdings Corp. (a)                                            88,113
                                          4,121      North Pittsburgh Systems, Inc.                                      103,726
                                         28,300      Premiere Global Services, Inc. (a)                                  245,644
                                          8,300      RCN Corp. (a)                                                       234,890
                                          1,700      Shenandoah Telecom Co.                                               73,899
                                          4,600      SureWest Communications                                              89,562
                                         13,633      Talk America Holdings, Inc. (a)                                     129,513

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

                                         Shares
Industry                                   Held      Common Stocks                                                     Value
--------------------------------------------------------------------------------------------------------------------------------
                                         39,000      Time Warner Telecom, Inc. Class A (a)                         $     741,390
                                         10,420      USA Mobility, Inc.                                                  237,993
                                                                                                                   -------------
                                                                                                                       5,349,885
--------------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.1%                   4,585      American States Water Co.                                           175,376
                                          5,396      California Water Service Group                                      199,274
                                          3,748      SJW Corp.                                                           112,103
                                          9,983      Southwest Water Co.                                                 122,092
                                                                                                                   -------------
                                                                                                                         608,845
--------------------------------------------------------------------------------------------------------------------------------
Wholesale & International                11,625      Central European Distribution Corp. (a)                             272,141
Trade - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.3%                       18,430      Brightpoint, Inc. (a)                                               262,075
                                         13,800      LKQ Corp. (a)                                                       303,186
                                            900      MWI Veterinary Supply, Inc. (a)                                      30,177
                                          8,700      Prestige Brands Holdings, Inc. (a)                                   96,918
                                         10,469      United Stationers, Inc. (a)                                         486,913
                                                                                                                   -------------
                                                                                                                       1,179,269
--------------------------------------------------------------------------------------------------------------------------------
                                                     Total Common Stocks (Cost - $335,785,536) - 96.8%               413,819,541
--------------------------------------------------------------------------------------------------------------------------------

                                                     Exchange-Traded Funds
--------------------------------------------------------------------------------------------------------------------------------
                                        169,590      iShares Russell 2000 Index Fund (g)                              12,205,392
--------------------------------------------------------------------------------------------------------------------------------
                                                     Total Exchange-Traded Funds
                                                     (Cost - $12,341,064) - 2.9%                                      12,205,392
--------------------------------------------------------------------------------------------------------------------------------

                                                     Mutual Funds
--------------------------------------------------------------------------------------------------------------------------------
Investment Management                     4,400      Gladstone Capital Corp. (g)                                          96,844
Companies - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
                                                     Total Mutual Funds (Cost - $92,876) - 0.0%                           96,844
--------------------------------------------------------------------------------------------------------------------------------

                                     Beneficial
                                       Interest      Other Interests (b)
--------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 0.0%         $       500      PetroCorp Incorporated (Escrow Shares) (a)(b)                             0
--------------------------------------------------------------------------------------------------------------------------------
                                                     Total Other Interests (Cost - $0) - 0.0%                                  0
--------------------------------------------------------------------------------------------------------------------------------

                                                     Short-Term Securities
--------------------------------------------------------------------------------------------------------------------------------
                                    $ 1,837,331      BlackRock Liquidity Series, LLC
                                                     Cash Sweep Series I, 5.18% (c)(e)                                 1,837,331
                                     35,009,850      BlackRock Liquidity Series,
                                                     Money Market Series, 5.33% (c)(d)(e)                             35,009,850
--------------------------------------------------------------------------------------------------------------------------------
                                                     Total Short-Term Securities
                                                     (Cost - $36,847,181) - 8.6%                                      36,847,181
--------------------------------------------------------------------------------------------------------------------------------
                                                     Total Investments (Cost - $385,066,657*) - 108.3%               462,968,958

                                                     Liabilities in Excess of Other Assets - (8.3%)                  (35,468,082)
                                                                                                                   -------------
                                                     Net Assets - 100.0%                                           $ 427,500,876
                                                                                                                   =============

* The cost and unrealized appreciation (depreciation) of investments, as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 388,798,301
                                                                  =============
      Gross unrealized appreciation                               $  97,714,425
      Gross unrealized depreciation                                 (23,543,768)
                                                                  -------------
      Net unrealized appreciation                                 $  74,170,657
                                                                  =============

Master Small Cap Index Series

Schedule of Investments as of September 30, 2006

(a)   Non-income producing security.
(b) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------------
                                                                    Net               Interest
      Affiliate                                                   Activity             Income
      -----------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series I        $ 1,195,656        $ 1,832,802
      BlackRock Liquidity Series, Money Market Series            $21,544,795        $   299,817
      -----------------------------------------------------------------------------------------

(d)   Security was purchased with the cash proceeds from securities loans.
(e)   Represents the current yield as of September 30, 2006.
(f)   Depositary receipts.
(g)   Security, or a portion of security, is on loan.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of September 30, 2006 were as follows:

      --------------------------------------------------------------------------
      Number of                     Expiration        Face           Unrealized
      Contracts      Issue             Date           Value         Appreciation
      --------------------------------------------------------------------------
                  Russell 2000       December
          7       Index Series         2006        $2,501,591       $   60,759
      --------------------------------------------------------------------------

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2006 (Unaudited)

                                                                   PAR
                                                                 AMOUNT     VALUE
                                                                --------   -------
                                                              (DOLLARS IN THOUSANDS)
CORPORATE OBLIGATIONS - 1.26%
FINANCE - 1.26%
   Allstate Life Global Funding, 5.20%, Due 3/1/2010 ++....     $    100   $    95
   Lehman Brothers Holdings, Inc., 5.42%, Due 6/2/2009 ++..           80        77
   SLM Corp., 6.27%, Due 1/31/2014 ++......................          167       160
   Toyota Motor Credit Corp., 6.57%, Due 2/5/2016 ++.......          100        98
                                                                           -------
   TOTAL CORPORATE OBLIGATIONS.............................                    430
                                                                           -------
U.S. AGENCY OBLIGATIONS - 0.58%
FEDERAL HOME LOAN BANK - 0.29%
      9.148%, Due 2/20/2007 ++.............................          100        99
                                                                           -------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.29%
      4.319%, Due 2/17/2009 ++.............................          100        97
                                                                           -------
   TOTAL U.S. AGENCY OBLIGATIONS...........................                    196
                                                                           -------
U.S. TREASURY OBLIGATIONS - 93.09%
U.S. TREASURY NOTES - 93.09%
      3.375%, Due 1/15/2007 #..............................          642       637
      3.625%, Due 1/15/2008 #..............................        1,253     1,263
      3.875%, Due 1/15/2009 #..............................        2,389     2,457
      4.25%, Due 1/15/2010 #...............................        1,760     1,861
      0.875%, Due 4/15/2010 #..............................        2,390     2,265
      3.50%, Due 1/15/2011 #...............................        2,473     2,590
      2.375%, Due 4/15/2011 #..............................          349       349
      3.375%, Due 1/15/2012 #..............................        1,794     1,888
      3.00%, Due 7/15/2012 #...............................        3,311     3,435
      1.875%, Due 7/15/2013 #..............................        2,249     2,191
      2.00%, Due 1/15/2014 #...............................        2,318     2,274
      1.625%, Due 1/15/2015 #..............................          437       416
      1.875%, Due 7/15/2015 #..............................        2,736     2,649
      2.00%, Due 1/15/2016 #...............................        3,999     3,907
      2.50%, Due 7/15/2016 #...............................        2,640     2,693
      4.875%, Due 8/15/2016................................          850       866
                                                                           -------
   TOTAL U.S. TREASURY OBLIGATIONS.........................                 31,741
                                                                           -------

                                                               SHARES
                                                              --------
SHORT TERM INVESTMENTS - 1.64%
   American Beacon Money Market Select Fund (Section)......    558,389       559
                                                                         -------
TOTAL INVESTMENTS - 96.57% (COST $33,052)..................              $32,926
OTHER ASSETS, NET OF LIABILITIES - 3.43%...................                1,170
                                                                         -------
TOTAL NET ASSETS - 100.00%.................................              $34,096
                                                                         =======

                             See accompanying notes

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
SCHEDULE OF INVESTMENTS - CONTINUED
September 30, 2006 (Unaudited)

     Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

#    U.S. Treasury Inflation-Indexed Note

(Section) The Fund/Trust is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

   Security Valuation

         Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

         Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. When a price is unavailable from a pricing service or when the price provided by the pricing service is deemed not to represent fair value, the prices of debt securities may be determined using quotes obtained from brokers.

         Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method which approximates market value.

         Securities for which the market prices are not readily available or are not reflective of the fair value of the security will be priced at a fair value following procedures approved by the Board of Trustees (the "Board"). In the light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

         Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant such that they will, in the judgement of the pricing committee of the funds, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.


   Currency Translation

         All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions.

The American Beacon U.S. Government Money Market Fund invests all of its investable assets in the American Beacon Master U.S. Government Money Market Portfolio. The Schedule of Investments for the American Beacon Master U.S. Government Money Market Portfolio for the fiscal quarter ended
September 30, 2006 is provided below.



AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2006 (Unaudited)

                                                                PAR
                                                              AMOUNT      VALUE
                                                             --------   --------
                                                           (DOLLARS IN THOUSANDS)
U.S. AGENCY OBLIGATIONS - 9.83%
FEDERAL HOME LOAN BANK - 2.93%
      5.341%, Due 4/4/2007 ++...........................     $ 10,000   $  9,998
      5.25%, Due 6/8/2007 ++............................        3,000      2,999
                                                                        --------
                                                                          12,997
                                                                        --------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.31%
      5.238%, Due 12/27/2006 ++.........................       10,000      9,998
      5.18%, Due 1/2/2007 #.............................        9,210      9,088
                                                                        --------
                                                                          19,086
                                                                        --------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.59%
      5.07%, Due 10/25/2006 #...........................          850        847
      5.22%, Due 12/6/2006 #............................          655        649
      5.257%, Due 12/22/2006 ++.........................       10,000      9,999
                                                                        --------
                                                                          11,495
                                                                        --------
   TOTAL U.S. AGENCY OBLIGATIONS........................                  43,578
                                                                        --------
REPURCHASE AGREEMENTS - 90.10%
   Banc of America Securities, LLC, 5.37%, Due
      10/2/2006.........................................      170,000    170,000
   Barclays Capital, Inc., 5.37%, Due 10/2/2006.........      140,000    140,000
   Goldman Sachs, 5.36%, Due 10/2/2006..................       89,291     89,291
                                                                        --------
   TOTAL REPURCHASE AGREEMENTS..........................                 399,291
                                                                        --------
TOTAL INVESTMENTS - 99.93% (COST $442,869)..............                $442,869
OTHER ASSETS, NET OF LIABILITIES - 0.07%................                     292
                                                                        --------
TOTAL NET ASSETS - 100.00%..............................                $443,161
                                                                        ========

     Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

#    Rates represent discount rate.

                             See accompanying notes

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

   Security Valuation

     Securites of the Portfolio are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the American Beacon Master Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By : /s/ William F. Quinn
     --------------------
     William F. Quinn
     President

Date: November 28, 2006
      ------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ William F. Quinn
     --------------------
     William F. Quinn
     President

Date: November 28, 2006
      ------------------

By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: November 28, 2006
      ------------------